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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Value Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%
CONSUMER DISCRETIONARY 6.6%
Auto Components 0.2%
Autoliv, Inc.	19,797	$1,907,243
Lear Corp.	16,548	1,343,698
Total		3,250,941
Automobiles 0.9%
Daimler AG, Registered Shares	101,390	9,449,333
General Motors Co. (a)	132,196	4,785,495
Total		14,234,828
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	1,042	748,885
Service Corp. International	53,334	996,813
Total		1,745,698
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	16,135	639,914
Hyatt Hotels Corp., Class A (a)	3,693	192,627
McDonald’s Corp.	135,554	12,897,963
MGM Resorts International (a)	41,104	1,132,415
Royal Caribbean Cruises Ltd.	36,895	1,952,853
Total		16,815,772
Household Durables 0.8%
D.R. Horton, Inc.	54,249	1,332,355
Leggett & Platt, Inc.	261,654	8,386,011
Lennar Corp., Class A	27,362	1,200,645
Lennar Corp., Class B	1,697	61,465
Mohawk Industries, Inc. (a)	6,091	862,059
PulteGroup, Inc.	32,129	674,388
Toll Brothers, Inc. (a)	14,870	580,079
Total		13,097,002
Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Class A (a)	80,437	2,348,761
Liberty Ventures, Inc., Class A (a)	6,671	950,684
Total		3,299,445
Media 2.9%
Comcast Corp.	59,114	2,949,493
Comcast Corp., Class A	287,411	14,856,274
Gannett Co., Inc.	287,708	8,559,313
Liberty Media Corp., Class A (a)	17,507	2,401,260
Madison Square Garden Co. (The), Class A (a)	10,614	605,104
News Corp., Class A (a)	31,805	582,986
News Corp., Class B (a)	14,504	259,476
Pearson PLC	188,742	3,201,669
Reed Elsevier PLC	397,347	6,091,534
Regal Entertainment Group, Class A	194,737	3,583,161

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Time Warner, Inc.	82,583	$5,543,797
Total		48,634,067
Multiline Retail 0.2%
Dillard’s, Inc., Class A	10,044	929,873
Kohl’s Corp.	53,883	3,027,686
Sears Holdings Corp. (a)	5,947	266,128
Total		4,223,687
Specialty Retail 0.2%
Foot Locker, Inc.	36,923	1,540,058
GameStop Corp., Class A	14,272	532,488
Penske Automotive Group, Inc.	22,093	956,406
Staples, Inc.	9,004	122,365
Total		3,151,317
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	13,692	1,731,079
TOTAL CONSUMER DISCRETIONARY		110,183,836
CONSUMER STAPLES 9.4%
Beverages 0.6%
Coca-Cola Co. (The)	238,762	9,120,708
Molson Coors Brewing Co., Class B	13,364	759,476
Total		9,880,184
Food & Staples Retailing 1.1%
CVS Caremark Corp.	172,058	12,584,322
Safeway, Inc.	60,717	2,273,852
SYSCO Corp.	111,899	4,030,602
Total		18,888,776
Food Products 2.3%
Archer-Daniels-Midland Co.	55,187	2,240,592
Bunge Ltd.	24,761	1,971,223
ConAgra Foods, Inc.	363,664	10,328,058
Ingredion, Inc.	19,294	1,270,317
JM Smucker Co. (The)	17,637	1,763,876
Kraft Foods Group, Inc.	276,125	15,261,429
Mondelez International, Inc., Class A	69,872	2,377,744
Tyson Foods, Inc., Class A	68,837	2,715,620
Total		37,928,859
Household Products 2.3%
Energizer Holdings, Inc.	15,755	1,533,592
Kimberly-Clark Corp.	68,168	7,522,339

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	367,195	$28,883,558
Total		37,939,489
Tobacco 3.1%
Altria Group, Inc.	281,054	10,191,018
Lorillard, Inc.	389,256	19,096,900
Philip Morris International, Inc.	278,853	22,561,996
Total		51,849,914
TOTAL CONSUMER STAPLES		156,487,222
ENERGY 16.0%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	37,175	2,352,434
Cameron International Corp. (a)	39,903	2,556,186
Helmerich & Payne, Inc.	26,960	2,662,300
Nabors Industries Ltd.	74,271	1,709,718
National Oilwell Varco, Inc.	31,490	2,425,990
Noble Corp. PLC	63,763	1,979,841
Oil States International, Inc. (a)	13,878	1,317,300
Patterson-UTI Energy, Inc.	36,291	1,056,431
Rowan Companies PLC, Class A (a)	10,420	347,611
Superior Energy Services, Inc.	26,753	791,621
Transocean Ltd.	60,489	2,564,734
Weatherford International Ltd. (a)	193,599	3,227,295
Total		22,991,461
Oil, Gas & Consumable Fuels 14.6%
Anadarko Petroleum Corp.	63,317	5,328,759
Apache Corp.	52,454	4,159,078
Chesapeake Energy Corp.	89,341	2,314,825
Chevron Corp.	538,574	62,113,739
Cimarex Energy Co.	21,851	2,528,379
Concho Resources, Inc. (a)	26,436	3,202,193
ConocoPhillips	383,613	25,510,264
Denbury Resources, Inc.	61,512	1,006,336
Devon Energy Corp.	48,526	3,126,045
Exxon Mobil Corp.	468,328	45,085,937
Hess Corp.	38,224	3,059,067
HollyFrontier Corp.	50,079	2,282,100
Kinder Morgan, Inc.	56,473	1,798,665
Marathon Oil Corp.	87,645	2,936,107
Marathon Petroleum Corp.	37,873	3,181,332
Noble Energy, Inc.	45,201	3,108,021
Occidental Petroleum Corp.	275,204	26,562,690
Peabody Energy Corp.	45,264	794,836
Phillips 66	109,802	8,219,778

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	45,111	$1,305,061
Royal Dutch Shell PLC, Class A	547,768	19,978,042
Spectra Energy Corp.	202,318	7,542,415
Tesoro Corp.	33,424	1,704,958
Valero Energy Corp.	67,883	3,257,026
Whiting Petroleum Corp. (a)	29,856	2,051,406
WPX Energy, Inc. (a)	16,843	296,774
Total		242,453,833
TOTAL ENERGY		265,445,294
FINANCIALS 13.9%
Capital Markets 1.6%
American Capital Ltd. (a)	23,693	368,663
Bank of New York Mellon Corp. (The)	96,332	3,082,624
BlackRock, Inc.	39,699	12,101,843
E*TRADE Financial Corp. (a)	24,089	541,280
Goldman Sachs Group, Inc. (The)	36,679	6,105,220
Legg Mason, Inc.	10,118	465,023
Morgan Stanley	61,376	1,890,381
State Street Corp.	36,821	2,418,035
Total		26,973,069
Commercial Banks 4.4%
Bank of Montreal	142,400	9,394,128
BB&T Corp.	59,125	2,234,925
BOK Financial Corp.	5,990	387,733
CIT Group, Inc.	33,577	1,634,528
Comerica, Inc.	15,342	739,177
Fifth Third Bancorp	74,048	1,606,471
Huntington Bancshares, Inc.	139,319	1,327,710
KeyCorp	75,208	990,489
M&T Bank Corp.	125,534	14,636,009
National Australia Bank Ltd.	85,707	2,665,398
PNC Financial Services Group, Inc. (The)	44,630	3,649,841
Regions Financial Corp.	231,084	2,458,734
SunTrust Banks, Inc.	22,482	847,122
Toronto-Dominion Bank (The)	218,908	9,923,100
Wells Fargo & Co.	419,728	19,483,774
Zions Bancorporation	30,969	966,233
Total		72,945,372
Consumer Finance 0.1%
Capital One Financial Corp.	24,179	1,775,464

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 5.0%
Bank of America Corp.	1,364,705	$22,558,574
Citigroup, Inc.	127,196	6,185,541
CME Group, Inc.	13,361	986,309
JPMorgan Chase & Co.	922,170	52,397,699
Leucadia National Corp.	30,575	854,266
NASDAQ OMX Group, Inc. (The)	14,055	539,571
Total		83,521,960
Insurance 2.5%
ACE Ltd.	28,537	2,792,916
Alleghany Corp. (a)	1,406	542,013
Allied World Assurance Co. Holdings AG	155	15,457
Allstate Corp. (The)	57,225	3,105,029
American Financial Group, Inc.	11,946	682,833
American International Group, Inc.	58,659	2,919,458
Arch Capital Group Ltd. (a)	11,201	628,600
Assurant, Inc.	12,198	800,555
Assured Guaranty Ltd.	15,263	374,707
Axis Capital Holdings Ltd.	9,588	421,584
Chubb Corp. (The)	17,484	1,529,500
Cincinnati Financial Corp.	27,482	1,288,356
CNA Financial Corp.	3,492	144,883
Everest Re Group Ltd.	8,036	1,199,293
Genworth Financial, Inc., Class A (a)	41,456	644,226
Hartford Financial Services Group, Inc. (The)	112,497	3,958,769
HCC Insurance Holdings, Inc.	16,809	737,915
Lincoln National Corp.	22,004	1,103,061
Loews Corp.	13,801	600,068
Markel Corp. (a)	1,172	677,416
MetLife, Inc.	39,962	2,024,875
Old Republic International Corp.	43,614	678,634
PartnerRe Ltd.	4,461	441,104
Principal Financial Group, Inc.	49,380	2,239,383
Protective Life Corp.	13,180	687,205
Prudential Financial, Inc.	19,333	1,635,185
Reinsurance Group of America, Inc.	4,895	376,866
RenaissanceRe Holdings Ltd.	7,450	711,550
Travelers Companies, Inc. (The)	45,804	3,840,207
Unum Group	43,810	1,523,712
Validus Holdings Ltd.	6,795	250,124
WR Berkley Corp.	33,984	1,401,500
XL Group PLC	23,721	721,118
Total		40,698,102

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.2%
Omega Healthcare Investors, Inc.	101,211	$3,234,704
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	73,955	1,181,801
People’s United Financial, Inc.	26,655	377,701
Total		1,559,502
TOTAL FINANCIALS		230,708,173
HEALTH CARE 14.2%
Health Care Equipment & Supplies 0.7%
Boston Scientific Corp. (a)	735,447	9,634,356
CareFusion Corp. (a)	17,726	718,435
Hologic, Inc. (a)	22,909	498,958
Teleflex, Inc.	6,902	703,935
Total		11,555,684
Health Care Providers & Services 2.0%
Aetna, Inc.	46,236	3,361,820
Cardinal Health, Inc.	19,910	1,424,162
Community Health Systems, Inc. (a)	23,897	991,964
Express Scripts Holding Co. (a)	101,380	7,634,928
Humana, Inc.	39,232	4,412,031
Mednax, Inc. (a)	8,437	513,138
Omnicare, Inc.	17,275	1,017,497
Quest Diagnostics, Inc.	36,593	1,939,429
UnitedHealth Group, Inc.	126,662	9,787,173
WellPoint, Inc.	24,778	2,244,639
Total		33,326,781
Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., Class A (a)	800	103,776
Thermo Fisher Scientific, Inc.	15,155	1,887,404
Total		1,991,180
Pharmaceuticals 11.4%
AbbVie, Inc.	312,250	15,896,647
Bristol-Myers Squibb Co.	111,662	6,004,066
Eli Lilly & Co.	227,344	13,551,976
Johnson & Johnson	452,285	41,664,494
Merck & Co., Inc.	626,537	35,706,344
Novartis AG, ADR	70,744	5,884,486
Pfizer, Inc.	1,780,722	57,178,983
Roche Holding AG, Genusschein Shares	43,691	13,482,362
Total		189,369,358
TOTAL HEALTH CARE		236,243,003

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 8.9%
Aerospace & Defense 2.3%
Honeywell International, Inc.	110,431	$10,429,104
L-3 Communications Holdings, Inc.	22,300	2,573,420
Lockheed Martin Corp.	153,600	24,929,280
Total		37,931,804
Air Freight & Logistics 0.3%
FedEx Corp.	37,318	4,975,609
Airlines 0.2%
Alaska Air Group, Inc.	957	82,914
Southwest Airlines Co.	116,875	2,622,675
Total		2,705,589
Building Products 0.1%
Owens Corning (a)	29,621	1,355,457
Commercial Services & Supplies 1.2%
ADT Corp. (The)	17,945	551,091
KAR Auction Services, Inc.	34,933	1,088,512
Republic Services, Inc.	90,608	3,090,639
RR Donnelley & Sons Co.	364,433	6,971,603
Waste Connections, Inc.	28,770	1,244,878
Waste Management, Inc.	182,613	7,578,440
Total		20,525,163
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. (a)	22,103	1,340,547
KBR, Inc.	37,273	1,029,480
Quanta Services, Inc. (a)	35,623	1,254,286
URS Corp.	12,562	584,133
Total		4,208,446
Electrical Equipment 0.8%
Eaton Corp. PLC	180,324	13,472,006
Industrial Conglomerates 2.3%
General Electric Co.	1,490,056	37,951,726
Machinery 0.6%
AGCO Corp.	24,498	1,285,655
Joy Global, Inc.	25,674	1,412,070
Kennametal, Inc.	6,926	302,943
Oshkosh Corp.	21,887	1,265,725
SPX Corp.	3,804	409,615
Stanley Black & Decker, Inc.	29,675	2,464,212
Terex Corp.	18,671	831,420

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Timken Co. (The)	9,460	$571,005
Trinity Industries, Inc.	19,649	1,410,995
Total		9,953,640
Professional Services —%
Manpowergroup, Inc.	6,566	513,199
Road & Rail 0.8%
Avis Budget Group, Inc. (a)	26,977	1,267,649
CSX Corp.	127,533	3,533,940
Genesee & Wyoming, Inc., Class A (a)	8,697	860,307
Hertz Global Holdings, Inc. (a)	112,975	3,164,430
Norfolk Southern Corp.	25,910	2,381,388
Ryder System, Inc.	13,234	996,785
Union Pacific Corp.	2,572	463,937
Total		12,668,436
Trading Companies & Distributors 0.1%
United Rentals, Inc. (a)	1,284	113,429
WESCO International, Inc. (a)	11,121	958,741
Total		1,072,170
TOTAL INDUSTRIALS		147,333,245
INFORMATION TECHNOLOGY 10.8%
Communications Equipment 2.5%
Brocade Communications Systems, Inc. (a)	74,473	712,707
Cisco Systems, Inc.	1,819,876	39,673,297
EchoStar Corp., Class A (a)	3,561	177,409
Juniper Networks, Inc. (a)	42,357	1,132,626
Total		41,696,039
Computers & Peripherals 1.2%
Apple, Inc.	5,061	2,663,301
EMC Corp.	258,902	6,827,246
Hewlett-Packard Co.	255,368	7,630,396
Seagate Technology PLC	52,939	2,762,886
Total		19,883,829
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc. (a)	25,349	1,435,514
Avnet, Inc.	23,078	1,004,585
Corning, Inc.	60,692	1,169,535
Ingram Micro, Inc., Class A (a)	25,858	761,518
Jabil Circuit, Inc.	2,798	51,791
Total		4,422,943

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services —%
AOL, Inc. (a)	13,164	$576,320
IT Services 1.0%
Amdocs Ltd.	27,252	1,212,169
Computer Sciences Corp.	29,967	1,893,914
Fidelity National Information Services, Inc.	73,501	4,087,391
Leidos Holdings, Inc.	21,546	962,244
Paychex, Inc.	97,773	4,083,001
Xerox Corp.	309,778	3,404,460
Total		15,643,179
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	72,857	3,702,593
Broadcom Corp., Class A	71,096	2,112,973
First Solar, Inc. (a)	16,681	951,985
Intel Corp.	1,352,047	33,476,684
Lam Research Corp. (a)	13,621	704,614
Marvell Technology Group Ltd.	41,275	631,095
Maxim Integrated Products, Inc.	47,408	1,550,716
Microchip Technology, Inc.	293,033	13,347,653
NVIDIA Corp.	95,372	1,752,937
Teradyne, Inc. (a)	7,559	153,296
Total		58,384,546
Software 2.3%
Activision Blizzard, Inc.	116,658	2,257,332
CA, Inc.	122,481	4,103,113
Microsoft Corp.	822,296	31,502,160
Synopsys, Inc. (a)	12,945	522,978
Total		38,385,583
TOTAL INFORMATION TECHNOLOGY		178,992,439
MATERIALS 4.5%
Chemicals 1.2%
Ashland, Inc.	19,504	1,840,592
CF Industries Holdings, Inc.	14,421	3,618,229
Dow Chemical Co. (The)	93,455	4,552,193
LyondellBasell Industries NV, Class A	94,744	8,345,052
Mosaic Co. (The)	24,929	1,218,031
Rockwood Holdings, Inc.	6,138	484,165
Total		20,058,262
Construction Materials 0.1%
Vulcan Materials Co.	10,903	740,641

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 1.5%
Bemis Co., Inc.	25,902	$1,017,430
MeadWestvaco Corp.	29,839	1,116,874
Packaging Corp. of America	283,130	20,637,346
Rock-Tenn Co., Class A	18,059	2,015,746
Total		24,787,396
Metals & Mining 0.8%
Alcoa, Inc.	179,425	2,106,449
Freeport-McMoRan Copper & Gold, Inc.	136,930	4,466,657
Newmont Mining Corp.	39,019	907,582
Nucor Corp.	53,380	2,681,811
Reliance Steel & Aluminum Co.	12,974	898,839
Steel Dynamics, Inc.	37,238	649,431
United States Steel Corp.	36,401	881,632
Total		12,592,401
Paper & Forest Products 0.9%
International Paper Co.	320,069	15,648,173
TOTAL MATERIALS		73,826,873
TELECOMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 7.0%
AT&T, Inc.	1,310,776	41,853,077
BCE, Inc.	167,578	7,306,401
CenturyLink, Inc.	386,446	12,080,302
Deutsche Telekom AG, ADR	939,297	15,831,851
Frontier Communications Corp.	251,510	1,227,369
Telstra Corp., Ltd.	1,322,472	5,965,991
Verizon Communications, Inc.	620,574	29,526,943
Windstream Holdings, Inc.	149,987	1,202,896
Total		114,994,830
Wireless Telecommunication Services 0.4%
Sprint Corp. (a)	92,759	810,714
United States Cellular Corp.	3,857	139,199
Vodafone Group PLC, ADR	142,035	5,904,384
Total		6,854,297
TOTAL TELECOMMUNICATION SERVICES		121,849,127
UTILITIES 3.9%
Electric Utilities 1.5%
American Electric Power Co., Inc.	84,979	4,265,946
Duke Energy Corp.	125,128	8,869,072
PPL Corp.	192,879	6,228,063

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
Electric Utilities (continued)
Terna Rete Elettrica Nazionale SpA	1,061,111	$5,419,212
Total		24,782,293
Gas Utilities 0.1%
UGI Corp.	28,805	1,287,295
Independent Power Producers & Energy Traders 0.1%
Calpine Corp. (a)	36,503	695,382
NRG Energy, Inc.	27,126	788,553
Total		1,483,935
Multi-Utilities 2.2%
Ameren Corp.	132,070	5,336,949
Dominion Resources, Inc.	93,778	6,508,193
National Grid PLC	523,599	7,316,839
PG&E Corp.	116,410	5,129,025
Public Service Enterprise Group, Inc.	97,663	3,580,326
SCANA Corp.	37,106	1,836,747
Sempra Energy	75,139	7,098,381
Total		36,806,460
TOTAL UTILITIES		64,359,983
Total Common Stocks (Cost: $1,481,509,549)		$1,585,429,195

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%

Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$1,200,000	$1,759,500
Total Convertible Bonds (Cost: $1,074,741)			$1,759,500

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 3.1%

Deutsche Bank AG (b)(c)
Senior Unsecured
(linked to common stock of Apple, Inc.)
04/11/14	0.000%	33,940	$18,115,203
(linked to common stock of Gilead Sciences, Inc.)
04/11/14	0.000%	192,360	8,976,095
Goldman Sachs Group, Inc. (The) (b)
Senior Unsecured
(linked to common stock of Apple, Inc.)
04/16/14	1.000%	16,830	8,941,678
(linked to common stock of Comcast Corp.)
04/16/14	1.000%	86,350	4,450,134
(linked to common stock of Walgreen Co.)
06/06/14	1.000%	98,880	6,678,256
JPMorgan Chase & Co. Senior Unsecured (linked to common stock of Dow Chemical Co. (The)) (b)
04/21/14	4.000%	57,860	4,786,758
Total Equity-Linked Notes (Cost: $51,772,816)			$51,948,124

Issuer	Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.098% (d)(e)	14,439,818	$14,439,818
Total Money Market Funds (Cost: $14,439,818)		$14,439,818
Total Investments
(Cost: $1,548,796,924) (f)		$1,653,576,637(g)
Other Assets & Liabilities, Net		5,179,923
Net Assets		$1,658,756,560

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $51,948,124 or 3.13% of net assets.

(c)                                     Zero coupon bond.

(d)                                     The rate shown is the seven-day current annualized yield at February 28, 2014.

(e)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,038,156	1,059,409,890	(1,054,008,228)	14,439,818	26,390	14,439,818

(f)                                       At February 28, 2014, the cost of securities for federal income tax purposes was approximately $1,548,797,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$114,145,000
Unrealized Depreciation	(9,365,000)
Net Unrealized Appreciation	$104,780,000

(g)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated November 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	91,441,300	18,742,536	—	110,183,836
Consumer Staples	156,487,222	—	—	156,487,222
Energy	245,467,252	19,978,042	—	265,445,294
Financials	228,042,775	2,665,398	—	230,708,173
Health Care	222,760,641	13,482,362	—	236,243,003
Industrials	147,333,245	—	—	147,333,245
Information Technology	178,992,439	—	—	178,992,439
Materials	73,826,873	—	—	73,826,873
Telecommunication Services	115,883,136	5,965,991	—	121,849,127
Utilities	51,623,932	12,736,051	—	64,359,983
Total Equity Securities	1,511,858,815	73,570,380	—	1,585,429,195
Bonds
Convertible Bonds	—	1,759,500	—	1,759,500
Total Bonds	—	1,759,500	—	1,759,500
Other
Equity-Linked Notes	—	51,948,124	—	51,948,124
Total Other	—	51,948,124	—	51,948,124
Mutual Funds
Money Market Funds	14,439,818	—	—	14,439,818
Total Mutual Funds	14,439,818	—	—	14,439,818
Total	1,526,298,633	127,278,004	—	1,653,576,637

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes 4.0%

COLOMBIA 4.0%
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%		$3,965,000	$4,142,604
Total Corporate Bonds & Notes (Cost: $3,995,059)				$4,142,604

Foreign Government Obligations(a)(b) 34.4%

CHILE 2.6%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	2,727,490
COLOMBIA 2.7%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%		1,700,000	1,772,250
Empresa de Energia de Bogota SA ESP Senior Unsecured (c)
11/10/21	6.125%		1,000,000	1,068,031
Total				2,840,281
DOMINICAN REPUBLIC 2.7%
Dominican Republic International Bond Senior Unsecured (c)
05/06/21	7.500%		2,600,000	2,869,671
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (d)(e)
10/15/42	0.000%	EUR	1,417,500	26,218
GUATEMALA 1.0%
Guatemala Government Bond Senior Unsecured (c)
06/06/22	5.750%		1,000,000	1,050,000
INDONESIA 3.4%
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	9,090,000,000	801,806
09/15/16	7.375%	IDR	9,600,000,000	821,569
PT Perusahaan Listrik Negara Senior Unsecured (c)
11/22/21	5.500%		1,945,000	1,981,014
Total				3,604,389

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(b) (continued)

MEXICO 0.5%
Mexican Bonos
12/15/16	7.250%	MXN	$5,671,000	$460,260
MOROCCO 0.9%
Morocco Government International Bond Senior Unsecured (c)
12/11/22	4.250%		1,000,000	970,612
QATAR 2.4%
Qatar Government International Bond Senior Unsecured
04/09/19	6.550%		2,050,000	2,467,995
ROMANIA 1.1%
Romanian Government International Bond Senior Unsecured (c)
02/07/22	6.750%		1,000,000	1,168,405
RUSSIAN FEDERATION 5.0%
Russian Foreign Bond - Eurobond Senior Unsecured (c)
04/04/17	3.250%		2,000,000	2,100,000
Sberbank of Russia Via SB Capital SA Senior Unsecured (c)
02/07/17	4.950%		3,000,000	3,166,874
Total				5,266,874
SINGAPORE 3.8%
Singapore Government Bond Senior Unsecured
03/01/27	3.500%	SGD	4,700,000	3,959,872
SLOVENIA 0.5%
Slovenia Government Bond (c)
05/10/23	5.850%		500,000	537,345
SOUTH KOREA 2.9%
Export-Import Bank of Korea Senior Unsecured
11/20/15	1.250%		3,000,000	3,024,621
TRINIDAD AND TOBAGO 1.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%		1,000,000	1,245,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(b) (continued)

UNITED ARAB EMIRATES 0.9%
Abu Dhabi National Energy Co. Senior Unsecured (c)
01/12/23	3.625%	$1,000,000	$977,500
VENEZUELA 2.8%
Petroleos de Venezuela SA
11/02/17	8.500%	3,660,000	2,955,450
Total Foreign Government Obligations (Cost: $36,991,406)			$36,151,983

	Shares	Value

Money Market Funds 51.4%

Columbia Short-Term Cash Fund, 0.098% (f)(g)	54,029,842	$54,029,842
Total Money Market Funds (Cost: $54,029,842)		$54,029,842
Total Investments
(Cost: $95,016,307) (h)		$94,324,429(i)
Other Assets & Liabilities, Net		10,748,909
Net Assets		$105,073,338

Investments in Derivatives
Credit Default Swap Contracts Outstanding at February 28, 2014
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	12/20/2015	1.00	2,700,000	23,713	(57,351)	(5,325)	—	(38,963)

Credit Default Swap Contracts Outstanding at February 28, 2014 Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank New York	People's Republic of China	12/20/2016	1.00	0.477	9,700,000	142,430	148,527	19,130	310,087	—
Citibank	Republic of Peru	9/20/2016	1.00	0.689	1,500,000	11,950	21,597	2,958	36,505	—
Citibank	Republic of Peru	9/20/2016	1.00	0.689	3,000,000	23,900	18,235	5,917	48,052	—
Citibank	People's Republic of China	12/20/2016	1.00	0.477	1,500,000	22,025	16,778	2,958	41,761	—
Citibank	Republic of Colombia	12/20/2017	1.00	0.910	2,200,000	7,455	2,419	4,339	14,213	—
Citibank	Republic of Panama	12/20/2017	1.00	0.844	3,200,000	18,724	2,347	6,311	27,382	—
Citibank	Federative Republic of Brazil	12/20/2017	1.00	1.363	2,200,000	(29,782)	9,648	4,339	—	(15,795)
Barclays	Federative Republic of Brazil	3/20/2018	1.00	1.415	2,260,000	(37,059)	17,536	4,457	—	(15,066)
Total									478,000	(30,861)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts Open at February 28, 2014

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	3/11/2014	2,793,512	USD	6,786,000	BRL	94,803	—
Standard Chartered Bank	3/14/2014	642,474	USD	8,613,000	MXN	6,524	—
Standard Chartered Bank	3/18/2014	4,589,035	USD	28,000,000	CNY	—	(29,193)
J.P. Morgan Securities, Inc.	3/19/2014	2,830,000	SGD	2,232,742	USD	255	—
Goldman, Sachs & Co.	3/19/2014	3,834,364	USD	11,746,000	PLN	58,892	—
Goldman, Sachs & Co.	3/20/2014	529,944	USD	1,184,000	TRY	3,076	—
UBS Securities	3/27/2014	3,048,000	EUR	4,193,042	USD	—	(14,042)
HSBC Securities (USA) Inc.	3/28/2014	3,098,407	USD	110,373,000	RUB	—	(41,756)
Standard Chartered Bank	4/7/2014	7,864,027	USD	25,864,000	MYR	19,099	—
Total						182,649	(84,991)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $17,134,452 or 16.31% of net assets.

(d)	Zero coupon bond.
(e)	Variable rate security.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	64,958,776	14,734,270	(25,663,204)	54,029,842	45,131	54,029,842

(h)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $95,016,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,049,000
Unrealized Depreciation	(1,741,000)
Net Unrealized Depreciation	$(692,000)

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China, Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	4,142,604	—	4,142,604
Foreign Government Obligations	—	36,151,983	—	36,151,983
Total Bonds	—	40,294,587	—	40,294,587
Mutual Funds
Money Market Funds	54,029,842	—	—	54,029,842
Total Mutual Funds	54,029,842	—	—	54,029,842
Investments in Securities	54,029,842	40,294,587	—	94,324,429
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	182,649	—	182,649
Swap Contracts	—	478,000	—	478,000
Liabilities
Forward Foreign Currency Exchange Contracts	—	(84,991)	—	(84,991)
Swap Contracts	—	(69,824)	—	(69,824)
Total	54,029,842	40,800,421	—	94,830,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 24.3%

CONSUMER DISCRETIONARY 3.5%

Auto Components 0.2%

Delphi Automotive PLC	3,940	$262,286
TRW Automotive Holdings Corp. (a)(b)	2,218	182,586
Total		444,872

Automobiles 0.1%

Tesla Motors, Inc. (a)	1,151	281,776

Hotels, Restaurants & Leisure 0.6%

ARAMARK Holdings Corp.	3,487	98,194
Domino’s Pizza, Inc. (b)	1,815	143,494
Las Vegas Sands Corp. (b)	1,645	140,236
McDonald’s Corp.	1,955	186,018
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,140	94,004
Wynn Resorts Ltd. (b)	1,418	343,851
Yum! Brands, Inc.	1,970	145,938
Total		1,151,735

Household Durables 0.1%

Mohawk Industries, Inc. (a)(b)	780	110,394

Internet & Catalog Retail 0.3%

Amazon.com, Inc. (a)	558	202,052
priceline.com, Inc. (a)(b)	337	454,559
Total		656,611

Leisure Equipment & Products —%

Mattel, Inc.	1,625	60,629

Media 1.0%

Comcast Corp., Class A	7,466	385,918
DIRECTV (a)	2,532	196,483
Discovery Communications, Inc., Class A (a)	3,999	333,197
DISH Network Corp., Class A (a)(b)	2,338	137,568
Interpublic Group of Companies, Inc. (The) (b)	7,775	137,773
Time Warner, Inc.	3,280	220,186
Viacom, Inc., Class B (b)	5,428	476,198
Walt Disney Co. (The) (b)	1,685	136,165
Total		2,023,488

Multiline Retail 0.2%

Macy’s, Inc. (b)	4,899	283,456

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail 0.7%

Dick’s Sporting Goods, Inc.	1,215	$65,209
Foot Locker, Inc. (b)	1,725	71,950
Home Depot, Inc. (The)	3,145	257,984
Lowe’s Companies, Inc.	2,426	121,373
Pier 1 Imports, Inc. (b)	2,842	53,771
Ross Stores, Inc. (b)	1,040	75,712
Tiffany & Co. (b)	1,660	154,795
TJX Companies, Inc. (The)	5,154	316,765
Ulta Salon Cosmetics & Fragrance, Inc. (a)	625	56,056
Williams-Sonoma, Inc. (b)	1,565	91,145
Total		1,264,760

Textiles, Apparel & Luxury Goods 0.3%

Michael Kors Holdings Ltd. (a)(b)	3,539	346,928
Nike, Inc., Class B (b)	1,180	92,394
VF Corp.	3,925	229,966
Total		669,288
TOTAL CONSUMER DISCRETIONARY		6,947,009

CONSUMER STAPLES 2.0%

Beverages 0.4%

Coca-Cola Co. (The)	2,830	108,106
Coca-Cola Enterprises, Inc. (b)	4,170	196,324
Diageo PLC, ADR (b)	1,854	233,066
PepsiCo, Inc.	3,696	295,939
Total		833,435

Food & Staples Retailing 0.4%

CVS Caremark Corp.	5,616	410,754
Kroger Co. (The) (b)	2,074	86,984
Wal-Mart Stores, Inc.	850	63,495
Walgreen Co.	3,010	204,529
Total		765,762

Food Products 0.1%

General Mills, Inc.	1,860	93,056
Kellogg Co.	1,000	60,690
Total		153,746

Household Products 0.5%

Kimberly-Clark Corp.	1,365	150,628
Procter & Gamble Co. (The) (b)	9,772	768,665
Total		919,293

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 0.1%

Avon Products, Inc. (b)	5,870	$90,809

Tobacco 0.5%

Altria Group, Inc.	8,050	291,893
Philip Morris International, Inc. (b)	9,430	762,981
Total		1,054,874
TOTAL CONSUMER STAPLES		3,817,919

ENERGY 1.6%

Energy Equipment & Services 0.4%

Cameron International Corp. (a)	2,265	145,096
Ensco PLC, Class A	1,005	52,923
FMC Technologies, Inc. (a)	4,452	223,669
Halliburton Co.	4,659	265,563
Schlumberger Ltd.	1,330	123,690
Total		810,941

Oil, Gas & Consumable Fuels 1.2%

Canadian Natural Resources Ltd.	4,855	177,790
Chevron Corp.	5,233	603,522
ConocoPhillips	3,272	217,588
EOG Resources, Inc.	1,067	202,111
Exxon Mobil Corp.	4,577	440,628
Kinder Morgan, Inc.	5,553	176,863
Newfield Exploration Co. (a)	2,260	63,709
Noble Energy, Inc.	2,225	152,991
Occidental Petroleum Corp.	675	65,151
Phillips 66	1,385	103,681
Royal Dutch Shell PLC, ADR	1,600	116,592
Total		2,320,626
TOTAL ENERGY		3,131,567

FINANCIALS 3.8%

Capital Markets 0.5%

BlackRock, Inc.	1,186	361,540
Franklin Resources, Inc.	2,234	118,961
Goldman Sachs Group, Inc. (The) (b)	830	138,153
Invesco Ltd. (b)	3,841	131,746
Northern Trust Corp.	1,560	96,486
State Street Corp.	2,268	148,940
T. Rowe Price Group, Inc.	880	71,430
Total		1,067,256

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks 0.8%

Fifth Third Bancorp (b)	11,709	$254,027
Huntington Bancshares, Inc. (b)	15,455	147,286
PNC Financial Services Group, Inc. (The) (b)	3,775	308,719
U.S. Bancorp (b)	7,437	305,958
Wells Fargo & Co.	13,245	614,833
Total		1,630,823

Consumer Finance 0.1%

American Express Co.	1,450	132,356

Diversified Financial Services 1.2%

Bank of America Corp.	17,955	296,796
Berkshire Hathaway, Inc., Class B (a)(b)	3,674	425,376
Citigroup, Inc.	10,473	509,302
CME Group, Inc.	1,345	99,288
JPMorgan Chase & Co. (b)	17,895	1,016,794
Total		2,347,556

Insurance 0.7%

ACE Ltd. (b)	2,215	216,782
Allstate Corp. (The) (b)	2,335	126,697
Aon PLC	2,767	236,855
Brown & Brown, Inc. (b)	5,415	162,992
Chubb Corp. (The)	1,130	98,852
Hartford Financial Services Group, Inc. (The) (b)	3,520	123,869
Marsh & McLennan Companies, Inc.	3,245	156,279
MetLife, Inc.	1,390	70,431
Unum Group	2,445	85,037
Total		1,277,794

Real Estate Investment Trusts (REITs) 0.4%

Alexandria Real Estate Equities, Inc.	1,935	140,191
CubeSmart (b)	7,402	129,609
Highwoods Properties, Inc. (b)	2,974	112,150
Public Storage	430	72,670
Simon Property Group, Inc. (b)	1,532	247,096
Vornado Realty Trust (b)	735	70,773
Total		772,489

Real Estate Management & Development 0.1%

Realogy Holdings Corp. (a)	2,585	122,684
TOTAL FINANCIALS		7,350,958

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 4.0%

Biotechnology 1.2%

Alexion Pharmaceuticals, Inc. (a)	910	$160,888
Amgen, Inc.	2,265	280,905
Ariad Pharmaceuticals, Inc. (a)(b)	4,655	40,452
Biogen Idec, Inc. (a)	574	195,550
Celgene Corp. (a)(b)	3,298	530,153
Cubist Pharmaceuticals, Inc. (a)(b)	1,325	105,364
Dynavax Technologies Corp. (a)	32,688	60,800
Gilead Sciences, Inc. (a)(b)	4,302	356,163
GTx, Inc. (a)	10,555	17,944
Insmed, Inc. (a)(b)	3,695	73,937
Keryx Biopharmaceuticals, Inc. (a)(b)	5,885	94,454
Pharmacyclics, Inc. (a)(b)	1,468	203,553
Vertex Pharmaceuticals, Inc. (a)(b)	3,735	302,012
Total		2,422,175

Health Care Equipment & Supplies 0.5%

Abbott Laboratories	6,439	256,143
Boston Scientific Corp. (a)(b)	5,730	75,063
Covidien PLC (b)	5,529	397,811
HeartWare International, Inc. (a)(b)	970	93,149
St. Jude Medical, Inc. (b)	1,505	101,317
Zimmer Holdings, Inc. (b)	1,089	102,192
Total		1,025,675

Health Care Providers & Services 0.6%

Aetna, Inc. (b)	2,079	151,164
Cardinal Health, Inc. (b)	7,763	555,288
Centene Corp. (a)(b)	2,025	128,952
CIGNA Corp. (b)	2,253	179,316
Express Scripts Holding Co. (a)	3,180	239,486
Total		1,254,206

Life Sciences Tools & Services 0.2%

ICON PLC (a)(b)	1,480	69,323
Illumina, Inc. (a)	759	130,161
Thermo Fisher Scientific, Inc. (b)	819	101,998
Total		301,482

Pharmaceuticals 1.5%

AbbVie, Inc.	5,375	273,641
Actavis PLC (a)(b)	560	123,659
Allergan, Inc.	1,086	137,922
Bristol-Myers Squibb Co.	2,224	119,585
GlaxoSmithKline PLC, ADR (b)	1,760	98,454
Johnson & Johnson	8,081	744,422

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Merck & Co., Inc.	5,935	$338,236
Mylan, Inc. (a)(b)	2,230	123,921
Pfizer, Inc.	19,874	638,154
Roche Holding AG, ADR	3,700	142,006
Salix Pharmaceuticals Ltd. (a)	1,625	175,370
Total		2,915,370
TOTAL HEALTH CARE		7,918,908

INDUSTRIALS 2.9%

Aerospace & Defense 1.2%

Boeing Co. (The) (b)	3,045	392,561
General Dynamics Corp. (b)	1,198	131,229
Honeywell International, Inc. (b)	7,291	688,562
Precision Castparts Corp. (b)	1,273	328,281
Raytheon Co. (b)	4,159	407,208
United Technologies Corp.	3,054	357,379
Total		2,305,220

Air Freight & Logistics 0.1%

FedEx Corp.	797	106,264
United Parcel Service, Inc., Class B	1,345	128,811
Total		235,075

Airlines 0.2%

Alaska Air Group, Inc. (b)	1,565	135,592
Delta Air Lines, Inc. (b)	5,650	187,636
Total		323,228

Commercial Services & Supplies 0.2%

Tyco International Ltd.	4,805	202,675
Waste Connections, Inc. (b)	2,036	88,098
Waste Management, Inc.	2,090	86,735
Total		377,508

Construction & Engineering 0.1%

Foster Wheeler AG (a)(b)	3,260	104,711
MasTec, Inc. (a)(b)	3,445	141,039
Total		245,750

Electrical Equipment 0.3%

Eaton Corp. PLC	4,196	313,483
Emerson Electric Co.	1,260	82,228

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)

Electrical Equipment (continued)

Rockwell Automation, Inc. (b)	1,465	$179,960
Total		575,671
Industrial Conglomerates 0.2%
General Electric Co.	13,945	355,179
Machinery 0.3%
Dover Corp.	2,803	264,323
IDEX Corp. (b)	860	64,560
Illinois Tool Works, Inc.	894	73,755
Parker Hannifin Corp.	975	117,536
Total		520,174
Professional Services 0.1%
Dun & Bradstreet Corp. (The) (b)	1,505	149,311
Nielsen Holdings NV	3,563	168,672
Total		317,983
Road & Rail 0.1%
JB Hunt Transport Services, Inc. (b)	1,405	100,978
Union Pacific Corp. (b)	790	142,500
Total		243,478
Trading Companies & Distributors 0.1%
Fastenal Co.	5,566	262,660
TOTAL INDUSTRIALS		5,761,926
INFORMATION TECHNOLOGY 5.0%
Communications Equipment 0.3%

Cisco Systems, Inc. (b)	17,729	386,492
QUALCOMM, Inc.	3,341	251,544
Total		638,036
Computers & Peripherals 0.7%
Apple, Inc. (b)	1,586	834,617
EMC Corp. (b)	23,387	616,715
Hewlett-Packard Co.	1,105	33,017
Total		1,484,349
Internet Software & Services 1.1%
Baidu, Inc., ADR (a)	1,027	175,545
eBay, Inc. (a)(b)	7,813	459,170
Equinix, Inc. (a)	640	121,574
Facebook, Inc., Class A (a)	2,884	197,439

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)

Google, Inc., Class A (a)	633	$769,506
LinkedIn Corp., Class A (a)	997	203,428
MercadoLibre, Inc.	1,938	201,901
Total		2,128,563
IT Services 0.8%
Accenture PLC, Class A	2,605	217,127
Automatic Data Processing, Inc.	1,725	134,171
Cognizant Technology Solutions Corp., Class A (a)	2,073	215,716
International Business Machines Corp.	955	176,837
MasterCard, Inc., Class A	5,890	457,771
Teradata Corp. (a)	1,948	89,452
Visa, Inc., Class A	1,002	226,392
Total		1,517,466
Semiconductors & Semiconductor Equipment 0.9%
Altera Corp. (b)	3,875	140,701
ARM Holdings PLC, ADR	3,937	197,637
Avago Technologies Ltd. (b)	1,667	102,854
Broadcom Corp., Class A	6,505	193,329
Cavium, Inc. (a)(b)	3,450	145,349
Intel Corp.	7,975	197,461
KLA-Tencor Corp. (b)	3,795	247,244
Lam Research Corp. (a)(b)	2,125	109,926
Skyworks Solutions, Inc. (a)(b)	6,599	234,001
Texas Instruments, Inc.	2,570	115,547
Total		1,684,049
Software 1.2%
Activision Blizzard, Inc. (b)	9,760	188,856
Autodesk, Inc. (a)(b)	3,450	180,987
Check Point Software Technologies Ltd. (a)(b)	2,254	151,965
Citrix Systems, Inc. (a)(b)	1,860	111,693
Electronic Arts, Inc. (a)	4,429	126,625
Intuit, Inc.	3,145	245,782
Microsoft Corp.	12,502	478,952
Nuance Communications, Inc. (a)	320	4,893
Oracle Corp. (b)	2,676	104,658
Red Hat, Inc. (a)	4,220	248,938
Salesforce.com, Inc. (a)	3,976	247,983
Splunk, Inc. (a)	770	71,417

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

VMware, Inc., Class A (a)	2,659	$255,397
Total		2,418,146
TOTAL INFORMATION TECHNOLOGY		9,870,609
MATERIALS 0.7%
Chemicals 0.6%

Dow Chemical Co. (The) (b)	6,620	322,460
EI du Pont de Nemours & Co.	2,440	162,553
LyondellBasell Industries NV, Class A (b)	2,600	229,008
Monsanto Co.	1,891	208,048
Sherwin-Williams Co. (The)	950	190,456
Total		1,112,525

Containers & Packaging —%

Sonoco Products Co.	1,840	77,243
Paper & Forest Products 0.1%
International Paper Co. (b)	2,515	122,958
Louisiana-Pacific Corp. (a)	1,760	33,071
Total		156,029
TOTAL MATERIALS		1,345,797
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%

AT&T, Inc.	3,415	109,041
Verizon Communications, Inc.	14,269	678,909
Total		787,950
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	2,393	99,473
TOTAL TELECOMMUNICATION SERVICES		887,423
UTILITIES 0.3%
Electric Utilities 0.1%

American Electric Power Co., Inc.	1,885	94,627
Duke Energy Corp.	550	38,984
NextEra Energy, Inc.	680	62,145
Northeast Utilities	1,884	83,744
Total		279,500
Multi-Utilities 0.2%
CMS Energy Corp.	2,540	72,212

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)

Multi-Utilities (continued)

Dominion Resources, Inc.	1,040	$72,176
Sempra Energy	750	70,853
Wisconsin Energy Corp.	1,645	72,314
Total		287,555
TOTAL UTILITIES		567,055
Total Common Stocks (Cost: $36,423,494)		$47,599,171

Convertible Preferred Stocks 1.1%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,310	137,674
TOTAL CONSUMER STAPLES		137,674
FINANCIALS 0.5%
Capital Markets 0.1%

AMG Capital Trust II, 5.150%	2,350	143,277
Commercial Banks 0.1%
Wells Fargo & Co., 7.500%	130	153,140
Diversified Financial Services 0.1%
Bank of America Corp., 7.250%	120	138,365
Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc., 7.000%	7,000	189,000
Health Care REIT, Inc., 6.500%	2,510	140,560
Weyerhaeuser Co., 6.375%	2,650	144,319
iStar Financial, Inc., 4.500%	1,220	81,054
Total		554,933
TOTAL FINANCIALS		989,715
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%

Alere, Inc., 3.000%	370	109,205
TOTAL HEALTH CARE		109,205

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
INDUSTRIALS 0.1%
Aerospace & Defense —%

United Technologies Corp., 7.500%	1,640	$109,011
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	3,060	151,757

Machinery —%

Stanley Black & Decker, Inc., 6.250%	510	54,519
TOTAL INDUSTRIALS		315,287
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services —%

Intelsat SA, 5.750%	1,310	70,085
Wireless Telecommunication Services 0.1%
Crown Castle International Corp., 4.500%	1,400	141,910
TOTAL TELECOMMUNICATION SERVICES		211,995
UTILITIES 0.2%
Electric Utilities 0.1%

NextEra Energy, Inc., 5.599%	2,380	144,620
Multi-Utilities 0.1%
CenterPoint Energy, Inc., 3.719% (c)	2,710	145,493
Dominion Resources, Inc., 6.000%	1,280	73,190
Dominion Resources, Inc., 6.125%	1,250	71,513
Total		290,196
TOTAL UTILITIES		434,816
Total Convertible Preferred Stocks (Cost: $1,995,402)		$2,198,692

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds(d) 1.9%
Automotive 0.1%

Navistar International Corp. Senior Subordinated Notes (e)
10/15/18	4.500%	135,000	$140,041

Issuer	Coupon Rate	Principal Amount		Value

Convertible Bonds (d) (continued)

Automotive (continued)

Volkswagen International Finance NV (e)
11/09/15	5.500%	EUR $	100,000	$160,046
Total				300,087
Brokerage 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	130,000		116,919
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	121,000		150,040
Layne Christensen Co. Senior Unsecured (e)
11/15/18	4.250%	86,000		88,976
Total				239,016
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	120,000		119,025
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	147,000		143,784
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	115,000		177,244
Independent Energy 0.1%
Chesapeake Energy Corp.
12/15/38	2.250%	153,000		143,151
Endeavour International Corp.
07/15/16	5.500%	86,000		68,370
Total				211,521

Integrated Energy —%

American Energy - Utica LLC PIK (e)
03/01/21	3.500%	32,000		31,635
TOTAL INTEGRATED ENERGY				31,635
Lodging 0.1%
Morgans Hotel Group Co.
10/15/14	2.375%	147,000		144,979

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Lodging (continued)

Media Non-Cable 0.1%

Cenveo Corp.
05/15/17	7.000%	$99,000	$105,376

Metals 0.1%

Alpha Natural Resources, Inc.
12/31/20	3.750%	70,000	65,712
Jaguar Mining, Inc. Senior Unsecured (e)(f)(g)
11/01/14	4.500%	100,000	5,000
James River Coal Co. (e)
06/01/18	10.000%	169,000	25,350
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	100,000	81,200
Patriot Coal Corp. Senior Unsecured (g)(h)
05/31/13	3.250%	115,000	12
Total			177,274

Non-Captive Consumer —%

DFC Global Corp. Senior Unsecured
04/15/17	3.250%	90,000	72,246

Oil Field Services 0.1%

Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	80,000	77,256
Vantage Drilling Co. Senior Unsecured (e)
07/15/43	5.500%	113,000	119,780
Total			197,036

Other Financial Institutions 0.1%

Ares Capital Corp. Senior Unsecured (e)
01/15/19	4.375%	141,000	150,287
GSV Capital Corp. Senior Unsecured (e)
09/15/18	5.250%	139,000	143,615
Total			293,902

Pharmaceuticals 0.3%

Corsicanto Ltd.
01/15/32	3.500%	97,000	65,538

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Pharmaceuticals (continued)

Dendreon Corp. Senior Unsecured
01/15/16	2.875%	$113,000	$82,490
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	49,000	59,719
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	60,000	61,687
Savient Pharmaceuticals, Inc. Senior Unsecured (g)
02/01/18	4.750%	85,000	850
Supernus Pharmaceuticals, Inc. Senior Secured (e)
05/01/19	7.500%	73,000	145,708
Vivus, Inc. Senior Unsecured (e)
05/01/20	4.500%	121,000	89,086
Total			505,078

Property & Casualty 0.1%

MGIC Investment Corp. (e)
04/01/63	9.000%	120,000	142,500

Railroads —%

Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	60,000	81,187

Refining —%

Clean Energy Fuels Corp. Senior Unsecured (e)
10/01/18	5.250%	70,000	62,259

REITs 0.1%

Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	69,000	76,311
Campus Crest Communities Operating Partnership LP (e)
10/15/18	4.750%	139,000	137,610
Total			213,921

Retailers —%

Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	33,000	86,027

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Technology 0.1%

Ctrip.com International Ltd. Senior Unsecured (e)
10/15/18	1.250%	$40,000	$40,925
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	107,000	105,596
NQ Mobile, Inc. Senior Unsecured (e)
10/15/18	4.000%	53,000	48,230
Powerwave Technologies, Inc. Subordinated Notes (g)
10/01/27	3.875%	45,000	4
Total			194,755

Tobacco 0.1%

Vector Group Ltd. Senior Unsecured (c)
01/15/19	2.500%	117,000	149,348

Total Convertible Bonds (Cost: $3,994,991)			$3,765,119

	Shares	Value

Money Market Funds 70.8%

Columbia Short-Term Cash Fund, 0.098% (i)(j)	138,877,507	$138,877,507

Total Money Market Funds (Cost: $138,877,507)		$138,877,507

Total Investments (Cost: $181,291,394) (k)		$192,440,489(l)

Investments Sold Short (6.3)%

Issuer	Shares	Value

Common Stocks (6.3)%

CONSUMER DISCRETIONARY (1.2)%

Auto Components (0.1)%

Autoliv, Inc.	(1,480)	(142,583)
BorgWarner, Inc.	(2,040)	(125,358)
Total		(267,941)

Automobiles (0.1)%

Toyota Motor Corp., ADR	(1,055)	(121,642)

Hotels, Restaurants & Leisure (0.3)%

Burger King Worldwide, Inc.	(5,600)	(148,848)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Hotels, Restaurants & Leisure (continued)

Cheesecake Factory, Inc. (The)	(2,800)	$(133,056)
Choice Hotels International, Inc.	(2,675)	(130,620)
McDonald’s Corp.	(1,315)	(125,123)
MGM Resorts International (a)	(5,260)	(144,913)
Total		(682,560)

Media (0.3)%

Discovery Communications, Inc., Class A (a)	(2,081)	(173,389)
Grupo Televisa SAB, ADR	(4,888)	(143,756)
Pearson PLC, ADR	(7,180)	(122,634)
Regal Entertainment Group, Class A	(7,960)	(146,464)
Total		(586,243)

Multiline Retail (0.2)%

Dollar Tree, Inc. (a)	(3,005)	(164,584)
Family Dollar Stores, Inc.	(1,935)	(126,742)
Total		(291,326)

Specialty Retail (0.2)%

Aeropostale, Inc. (a)	(21,610)	(158,617)
Staples, Inc.	(5,755)	(78,211)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	(1,805)	(161,890)
Total		(398,718)
TOTAL CONSUMER DISCRETIONARY		(2,348,430)

CONSUMER STAPLES (0.4)%

Food & Staples Retailing —%

SYSCO Corp.	(2,363)	(85,115)

Food Products (0.2)%

General Mills, Inc.	(3,303)	(165,249)
McCormick & Co., Inc.	(2,587)	(171,777)
Total		(337,026)

Household Products (0.2)%

Church & Dwight Co., Inc.	(2,977)	(202,377)
Clorox Co. (The)	(2,100)	(183,288)
Total		(385,665)
TOTAL CONSUMER STAPLES		(807,806)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

FINANCIALS (1.1)%

Capital Markets (0.2)%

Morgan Stanley	(2,271)	$(69,947)
Northern Trust Corp.	(2,765)	(171,015)
T Rowe Price Group, Inc.	(1,285)	(104,303)
Total		(345,265)

Commercial Banks (0.3)%

First Republic Bank	(2,540)	(132,004)
KeyCorp	(11,743)	(154,655)
M&T Bank Corp.	(785)	(91,523)
Westamerica Bancorporation	(2,705)	(136,008)
Total		(514,190)

Insurance (0.2)%

Arch Capital Group Ltd. (a)	(2,945)	(165,273)
Progressive Corp. (The)	(6,435)	(157,593)
WR Berkley Corp.	(3,890)	(160,424)
Total		(483,290)

Real Estate Investment Trusts (REITs) (0.4)%

Getty Realty Corp.	(3,360)	(64,646)
Health Care REIT, Inc.	(1,565)	(91,928)
Healthcare Realty Trust, Inc.	(4,750)	(113,858)
Mack-Cali Realty Corp.	(6,370)	(141,733)
Parkway Properties, Inc.	(6,715)	(123,757)
Regency Centers Corp.	(2,437)	(123,726)
Washington Real Estate Investment Trust	(4,438)	(111,616)
Total		(771,264)

Thrifts & Mortgage Finance —%

MGIC Investment Corp. (a)	(10,635)	(95,290)
TOTAL FINANCIALS		(2,209,299)

HEALTH CARE (1.2)%

Biotechnology (0.4)%

Acorda Therapeutics, Inc. (a)	(2,530)	(92,699)
Biomarin Pharmaceutical, Inc. (a)	(920)	(74,520)
Epizyme, Inc.	(2,945)	(88,055)
Immunogen, Inc. (a)	(7,289)	(119,540)
Immunomedics, Inc. (a)	(14,870)	(70,484)
Medivation, Inc. (a)	(945)	(67,955)
Myriad Genetics, Inc. (a)	(1,090)	(39,469)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (continued)

Seattle Genetics, Inc. (a)	(1,945)	$(102,287)
Synageva Biopharma Corp. (a)	(1,030)	(118,110)
Total		(773,119)

Health Care Equipment & Supplies (0.3)%

Becton Dickinson and Co.	(1,434)	(165,225)
CR Bard, Inc.	(1,060)	(152,810)
Integra Lifesciences Holding (a)	(1,635)	(76,910)
Stryker Corp.	(2,153)	(172,757)
Total		(567,702)

Health Care Providers & Services (0.1)%

Laboratory Corp. of America Holdings (a)	(1,905)	(178,194)

Life Sciences Tools & Services (0.1)%

Mettler-Toledo International, Inc. (a)	(405)	(99,533)

Pharmaceuticals (0.3)%

Bristol-Myers Squibb Co.	(3,670)	(197,336)
Eli Lilly & Co.	(3,009)	(179,366)
Novartis AG, ADR	(2,376)	(197,636)
Zoetis, Inc.	(4,145)	(128,578)
Total		(702,916)
TOTAL HEALTH CARE		(2,321,464)

INDUSTRIALS (1.1)%

Aerospace & Defense (0.2)%

Lockheed Martin Corp.	(890)	(144,447)
Textron, Inc.	(4,090)	(162,373)
United Technologies Corp.	(670)	(78,403)
Total		(385,223)

Air Freight & Logistics (0.1)%

Expeditors International of Washington, Inc.	(3,490)	(137,890)

Building Products (0.1)%

Armstrong World Industries, Inc.	(3,220)	(176,746)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (0.3)%

Cintas Corp.	(3,001)	$(182,041)
Iron Mountain, Inc.	(5,280)	(143,616)
Republic Services, Inc.	(3,565)	(121,602)
Waste Management, Inc.	(2,980)	(123,670)
Total		(570,929)

Construction & Engineering (0.1)%

Jacobs Engineering Group, Inc. (a)	(2,816)	(170,790)

Machinery (0.1)%

Deere & Co.	(695)	(59,721)
PACCAR, Inc.	(3,377)	(222,342)
Total		(282,063)

Trading Companies & Distributors (0.2)%

Fastenal Co.	(3,260)	(153,839)
MSC Industrial Direct Co., Inc., Class A	(1,635)	(141,150)
Total		(294,989)
TOTAL INDUSTRIALS		(2,018,630)

INFORMATION TECHNOLOGY (1.1)%

Computers & Peripherals (0.3)%

Diebold, Inc.	(4,095)	(153,112)
Hewlett-Packard Co.	(4,940)	(147,607)
Lexmark International, Inc., Class A	(3,726)	(157,014)
Total		(457,733)

Electronic Equipment, Instruments & Components (0.1)%

Corning, Inc.	(9,220)	(177,669)
Dolby Laboratories, Inc., Class A (a)	(1,915)	(78,956)
Total		(256,625)

IT Services (0.2)%

Computer Sciences Corp.	(3,021)	(190,927)
Leidos Holdings, Inc.	(1,881)	(84,005)
Paychex, Inc.	(3,788)	(158,187)
Total		(433,119)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (0.3)%

Amkor Technology, Inc. (a)	(29,675)	$(175,676)
Atmel Corp. (a)	(19,735)	(159,064)
Linear Technology Corp.	(2,695)	(126,234)
Microchip Technology, Inc.	(3,440)	(156,692)
Total		(617,666)

Software (0.2)%

Adobe Systems, Inc. (a)	(2,692)	(184,698)
ANSYS, Inc. (a)	(738)	(61,638)
SAP AG, ADR	(1,980)	(158,974)
Total		(405,310)
TOTAL INFORMATION TECHNOLOGY		(2,170,453)

MATERIALS (0.2)%

Construction Materials (0.1)%

Martin Marietta Materials, Inc.	(1,173)	(143,082)

Containers & Packaging (0.1)%

MeadWestvaco Corp.	(4,585)	(171,617)

Metals & Mining —%

Alcoa, Inc.	(10,205)	(119,807)
TOTAL MATERIALS		(434,506)

Total Common Stocks (Proceeds: $11,573,777)		$(12,310,588)

Total Investments Sold Short (Proceeds: $11,573,777)		$(12,310,588)
Total Investments, Net of Investments Sold Short		180,129,901
Other Assets & Liabilities, Net		16,126,244
Net Assets		$196,256,145

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at February 28, 2014

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	3/7/2014	24,489,766	AUD	21,863,440	USD	14,562	—
Barclays Bank PLC	3/7/2014	13,645,730	AUD	12,078,249	USD	—	(95,978)
Citigroup Global Markets, Inc.	3/7/2014	20,176,702	AUD	18,059,412	USD	58,492	—
Citigroup Global Markets, Inc.	3/7/2014	15,545,734	AUD	13,650,572	USD	—	(218,768)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	4,446,916	AUD	3,969,860	USD	2,483	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	3,800,000	AUD	3,380,518	USD	—	(9,704)
J.P. Morgan Securities, Inc.	3/7/2014	800,000	AUD	713,880	USD	149	—
UBS Securities	3/7/2014	9,210,891	AUD	8,236,836	USD	19,215	—
UBS Securities	3/7/2014	3,105,442	AUD	2,745,122	USD	—	(25,441)
Wells Fargo Bank	3/7/2014	1,400,000	AUD	1,248,639	USD	—	(390)
Barclays Bank PLC	3/7/2014	3,919,948	CAD	3,607,390	USD	67,553	—
Barclays Bank PLC	3/7/2014	9,353,714	CAD	8,402,056	USD	—	(44,645)
Citigroup Global Markets, Inc.	3/7/2014	26,712,018	CAD	24,637,945	USD	516,147	—
Citigroup Global Markets, Inc.	3/7/2014	6,124,967	CAD	5,498,179	USD	—	(32,861)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	7,560,871	CAD	7,032,850	USD	205,145	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	7,124,134	CAD	6,383,911	USD	—	(49,407)
J.P. Morgan Securities, Inc.	3/7/2014	1,300,000	CAD	1,217,149	USD	43,208	—
UBS Securities	3/7/2014	9,021,775	CAD	8,258,661	USD	111,714	—
UBS Securities	3/7/2014	2,378,555	CAD	2,132,076	USD	—	(15,834)
Wells Fargo Bank	3/7/2014	2,000,000	CAD	1,872,719	USD	66,656	—
Barclays Bank PLC	3/7/2014	9,201,083	CHF	10,168,908	USD	—	(293,062)
Citigroup Global Markets, Inc.	3/7/2014	11,826,918	CHF	11,084,376	USD	404,295	—
Citigroup Global Markets, Inc.	3/7/2014	27,393,128	CHF	30,368,577	USD	—	(778,418)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	9,718,196	CHF	10,744,921	USD	—	(305,025)
HSBC Securities (USA), Inc.	3/7/2014	19,600,000	CHF	21,702,662	USD	—	(583,259)
Standard Charter Bank	3/7/2014	169,386	CHF	187,538	USD	—	(5,060)
UBS Securities	3/7/2014	10,984,507	CHF	12,230,314	USD	—	(259,476)
Wells Fargo Bank	3/7/2014	27,877	CHF	30,861	USD	—	(836)
Barclays Bank PLC	3/7/2014	28,504,896	EUR	38,819,007	USD	—	(526,224)
Citigroup Global Markets, Inc.	3/7/2014	26,850,546	EUR	36,530,531	USD	—	(531,206)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	12,377,057	EUR	16,881,814	USD	—	(202,205)
HSBC Securities (USA), Inc.	3/7/2014	14,498,061	EUR	19,763,322	USD	—	(248,313)
UBS Securities	3/7/2014	36,988,136	EUR	50,405,529	USD	—	(649,098)
Barclays Bank PLC	3/7/2014	9,778,110	GBP	16,097,671	USD	—	(275,891)
Citigroup Global Markets, Inc.	3/7/2014	17,320,150	GBP	28,546,039	USD	—	(456,759)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,262,620	GBP	2,075,408	USD	—	(38,865)
HSBC Securities (USA), Inc.	3/7/2014	10,939,652	GBP	17,945,460	USD	—	(373,119)
Standard Charter Bank	3/7/2014	33,038	GBP	54,173	USD	—	(1,150)
UBS Securities	3/7/2014	8,354,831	GBP	13,768,175	USD	—	(222,093)
UBS Securities	3/7/2014	12,450,000	GBP	20,425,595	USD	—	(422,080)
Wells Fargo Bank	3/7/2014	929,195	GBP	1,523,450	USD	—	(32,499)
Barclays Bank PLC	3/7/2014	179,759,830	JPY	1,770,229	USD	3,867	—
Barclays Bank PLC	3/7/2014	4,357,623,406	JPY	41,933,605	USD	—	(885,417)
BNP Paribas Securities Corp.	3/7/2014	103,100,000	JPY	987,986	USD	—	(25,099)
Citigroup Global Markets, Inc.	3/7/2014	6,225,802,101	JPY	59,997,585	USD	—	(1,178,595)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	179,759,829	JPY	1,769,605	USD	3,243	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	743,719,509	JPY	7,233,380	USD	—	(74,581)
HSBC Securities (USA), Inc.	3/7/2014	1,288,459,334	JPY	12,364,422	USD	—	(296,280)
UBS Securities	3/7/2014	517,176,559	JPY	5,010,947	USD	—	(70,952)
UBS Securities	3/7/2014	657,800,000	JPY	6,309,590	USD	—	(154,106)
Wells Fargo Bank	3/7/2014	43,960,143	JPY	421,701	USD	—	(10,262)
Barclays Bank PLC	3/7/2014	68,169,511	NOK	11,088,929	USD	—	(267,565)
BNP Paribas Securities Corp.	3/7/2014	5,500,000	NOK	889,156	USD	—	(27,100)
Citigroup Global Markets, Inc.	3/7/2014	276,932,029	NOK	44,933,704	USD	—	(1,200,949)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	82,074,517	NOK	13,262,997	USD	—	(409,959)
UBS Securities	3/7/2014	210,048,912	NOK	34,324,266	USD	—	(668,199)
Wells Fargo Bank	3/7/2014	15,904,832	NOK	2,569,682	USD	—	(79,935)
Barclays Bank PLC	3/7/2014	3,913,829	NZD	3,227,774	USD	—	(52,838)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	3/7/2014	48,738,570	NZD	40,281,092	USD	—	(572,069)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	12,923,270	NZD	10,665,931	USD	—	(166,484)
UBS Securities	3/7/2014	59,132,759	NZD	48,870,108	USD	—	(695,567)
Barclays Bank PLC	3/7/2014	185,451,341	SEK	28,494,160	USD	—	(428,462)
Citigroup Global Markets, Inc.	3/7/2014	187,086,825	SEK	28,776,529	USD	—	(401,162)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	15,501,270	SEK	2,394,053	USD	—	(23,495)
UBS Securities	3/7/2014	146,127,350	SEK	22,475,327	USD	—	(314,407)
UBS Securities	3/7/2014	173,800,000	SEK	26,653,580	USD	—	(451,924)
Wells Fargo Bank	3/7/2014	9,133,798	SEK	1,401,536	USD	—	(22,953)
Barclays Bank PLC	3/7/2014	15,253,999	SGD	12,048,976	USD	15,679	—
Barclays Bank PLC	3/7/2014	47,773,333	SGD	37,579,791	USD	—	(106,771)
Citigroup Global Markets, Inc.	3/7/2014	27,199,947	SGD	21,470,242	USD	13,241	—
Citigroup Global Markets, Inc.	3/7/2014	42,245,378	SGD	33,177,251	USD	—	(148,518)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	798,638	SGD	630,539	USD	524	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	13,496,248	SGD	10,611,279	USD	—	(35,398)
HSBC Securities (USA), Inc.	3/7/2014	10,933,114	SGD	8,626,378	USD	1,660	—
J.P. Morgan Securities, Inc.	3/7/2014	2,600,000	SGD	2,050,473	USD	—	(568)
UBS Securities	3/7/2014	23,044,325	SGD	18,200,069	USD	21,279	—
UBS Securities	3/7/2014	29,534,114	SGD	23,200,845	USD	—	(97,489)
UBS Securities	3/7/2014	32,750,000	SGD	25,831,131	USD	—	(4,096)
Wells Fargo Bank	3/7/2014	5,900,000	SGD	4,649,550	USD	—	(4,735)
Barclays Bank PLC	3/7/2014	26,025,608	USD	29,450,296	AUD	248,878	—
Barclays Bank PLC	3/7/2014	13,466,874	USD	15,005,888	AUD	—	(79,167)
Citigroup Global Markets, Inc.	3/7/2014	13,938,474	USD	15,839,220	AUD	192,702	—
Citigroup Global Markets, Inc.	3/7/2014	7,851,693	USD	8,755,199	AUD	—	(40,623)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	402,019	USD	450,980	AUD	329	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	385,890	USD	428,205	AUD	—	(3,862)
HSBC Securities (USA), Inc.	3/7/2014	23,333,113	USD	26,134,359	AUD	—	(16,987)
UBS Securities	3/7/2014	891,686	USD	1,009,631	AUD	9,070	—
UBS Securities	3/7/2014	749,148	USD	836,757	AUD	—	(2,623)
Wells Fargo Bank	3/7/2014	900,289	USD	1,007,807	AUD	—	(1,160)
Barclays Bank PLC	3/7/2014	4,390,408	USD	4,875,288	CAD	12,131	—
Barclays Bank PLC	3/7/2014	8,876,460	USD	9,632,940	CAD	—	(177,611)
Citigroup Global Markets, Inc.	3/7/2014	8,387,701	USD	9,314,553	CAD	23,635	—
Citigroup Global Markets, Inc.	3/7/2014	8,850,108	USD	9,732,522	CAD	—	(61,331)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	2,240,708	USD	2,485,470	CAD	3,750	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,873,141	USD	2,060,568	CAD	—	(12,383)
HSBC Securities (USA), Inc.	3/7/2014	26,963,743	USD	28,762,564	CAD	—	(990,239)
UBS Securities	3/7/2014	14,167,469	USD	15,728,858	CAD	36,187	—
UBS Securities	3/7/2014	17,085,429	USD	18,321,345	CAD	—	(540,675)
Wells Fargo Bank	3/7/2014	1,990,594	USD	2,124,891	CAD	—	(71,750)
Barclays Bank PLC	3/7/2014	7,363,444	USD	6,639,584	CHF	186,007	—
Citigroup Global Markets, Inc.	3/7/2014	36,483,042	USD	32,793,486	CHF	804,361	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	4,259,762	USD	3,840,244	CHF	106,734	—
HSBC Securities (USA), Inc.	3/7/2014	1,226,597	USD	1,107,470	CHF	32,637	—
UBS Securities	3/7/2014	40,394,079	USD	36,407,397	CHF	1,002,476	—
Barclays Bank PLC	3/7/2014	71,929,175	USD	52,737,822	EUR	864,699	—
Barclays Bank PLC	3/7/2014	1,716,992	USD	1,243,531	EUR	—	(550)
Citigroup Global Markets, Inc.	3/7/2014	41,985,951	USD	30,775,898	EUR	493,938	—
Citigroup Global Markets, Inc.	3/7/2014	1,717,622	USD	1,243,530	EUR	—	(1,182)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	6,925,322	USD	5,068,924	EUR	71,301	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,717,189	USD	1,243,530	EUR	—	(749)
HSBC Securities (USA), Inc.	3/7/2014	19,641,888	USD	14,400,000	EUR	234,393	—
UBS Securities	3/7/2014	22,996,853	USD	16,839,325	EUR	246,422	—
Wells Fargo Bank	3/7/2014	4,743,723	USD	3,478,287	EUR	57,348	—
Barclays Bank PLC	3/7/2014	8,512,566	USD	5,188,015	GBP	174,827	—
Barclays Bank PLC	3/7/2014	1,323,526	USD	790,314	GBP	—	(136)
Citigroup Global Markets, Inc.	3/7/2014	56,896,715	USD	34,552,536	GBP	961,922	—
Citigroup Global Markets, Inc.	3/7/2014	1,323,627	USD	790,314	GBP	—	(237)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	17,812,053	USD	10,850,819	GBP	357,775	—
HSBC Securities (USA), Inc.	3/7/2014	10,304,980	USD	6,286,246	GBP	221,414	—

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	3/7/2014	984,210	USD	600,000	GBP	20,497	—
UBS Securities	3/7/2014	30,569,438	USD	18,538,360	GBP	473,272	—
Wells Fargo Bank	3/7/2014	2,296,490	USD	1,400,000	GBP	47,827	—
Barclays Bank PLC	3/7/2014	12,541,714	USD	1,297,229,724	JPY	205,167	—
Barclays Bank PLC	3/7/2014	653,319	USD	66,276,800	JPY	—	(2,068)
Citigroup Global Markets, Inc.	3/7/2014	23,044,664	USD	2,386,247,237	JPY	403,157	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	13,584,476	USD	1,400,287,711	JPY	175,079	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	6,433,048	USD	651,000,000	JPY	—	(36,170)
HSBC Securities (USA), Inc.	3/7/2014	28,016,859	USD	2,921,500,000	JPY	690,481	—
UBS Securities	3/7/2014	12,992,841	USD	1,349,653,890	JPY	269,174	—
UBS Securities	3/7/2014	1,006,941	USD	102,139,979	JPY	—	(3,291)
Wells Fargo Bank	3/7/2014	5,736,879	USD	597,800,000	JPY	137,243	—
Barclays Bank PLC	3/7/2014	30,020,448	USD	185,882,817	NOK	946,135	—
Citigroup Global Markets, Inc.	3/7/2014	11,063,600	USD	67,726,000	NOK	219,007	—
Citigroup Global Markets, Inc.	3/7/2014	1,173,430	USD	7,029,409	NOK	—	(2,387)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	3,541,805	USD	21,742,547	NOK	80,328	—
HSBC Securities (USA), Inc.	3/7/2014	15,425,742	USD	95,341,155	NOK	457,329	—
UBS Securities	3/7/2014	30,570,016	USD	188,848,998	NOK	890,709	—
UBS Securities	3/7/2014	586,920	USD	3,514,705	NOK	—	(1,398)
Barclays Bank PLC	3/7/2014	22,721,668	USD	27,479,836	NZD	312,208	—
Barclays Bank PLC	3/7/2014	768,592	USD	916,927	NZD	—	(15)
Citigroup Global Markets, Inc.	3/7/2014	21,637,687	USD	26,167,949	NZD	296,550	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	7,401,431	USD	8,989,741	NZD	133,861	—
HSBC Securities (USA), Inc.	3/7/2014	27,231,126	USD	32,985,229	NZD	417,426	—
UBS Securities	3/7/2014	23,093,520	USD	27,919,984	NZD	309,292	—
UBS Securities	3/7/2014	3,334,471	USD	3,971,218	NZD	—	(5,755)
Wells Fargo Bank	3/7/2014	1,676,000	USD	2,026,917	NZD	22,983	—
Barclays Bank PLC	3/7/2014	11,302,252	USD	73,464,564	SEK	155,137	—
Citigroup Global Markets, Inc.	3/7/2014	11,748,408	USD	76,356,438	SEK	159,991	—
Citigroup Global Markets, Inc.	3/7/2014	3,537,464	USD	22,673,433	SEK	—	(1,360)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	10,335,528	USD	67,295,166	SEK	159,694	—
HSBC Securities (USA), Inc.	3/7/2014	42,930,619	USD	279,761,457	SEK	700,424	—
UBS Securities	3/7/2014	31,709,593	USD	205,522,835	SEK	343,339	—
UBS Securities	3/7/2014	1,770,205	USD	11,336,716	SEK	—	(2,153)
Barclays Bank PLC	3/7/2014	20,806,882	USD	26,417,261	SGD	32,688	—
Barclays Bank PLC	3/7/2014	19,643,372	USD	24,873,686	SGD	—	(21,467)
Citigroup Global Markets, Inc.	3/7/2014	17,212,097	USD	21,896,889	SGD	61,524	—
Citigroup Global Markets, Inc.	3/7/2014	11,977,097	USD	15,158,302	SGD	—	(19,290)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	3,477,410	USD	4,420,152	SGD	9,479	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,549,142	USD	1,958,830	SGD	—	(3,896)
HSBC Securities (USA), Inc.	3/7/2014	3,865,771	USD	4,900,000	SGD	—	(348)
UBS Securities	3/7/2014	90,217,156	USD	114,442,528	SGD	62,196	—
UBS Securities	3/7/2014	5,289,781	USD	6,692,200	SGD	—	(10,559)
Wells Fargo Bank	3/7/2014	377,125	USD	477,989	SGD	—	(58)
Citigroup Global Markets, Inc.	3/19/2014	2,936,000	CHF	3,300,323	USD	—	(38,336)
Barclays Bank PLC	3/19/2014	3,309,000	GBP	5,502,106	USD	—	(38,339)
Credit Suisse Securities (USA) L.L.C.	3/19/2014	225,412,000	JPY	2,200,515	USD	—	(14,575)
Standard Charter Bank	3/19/2014	5,503,336	USD	6,095,000	CAD	—	(969)
HSBC Securities (USA), Inc.	3/19/2014	2,206,026	USD	2,652,000	NZD	14,890	—
Barclays Bank PLC	3/19/2014	3,302,524	USD	21,474,000	SEK	45,825	—
						16,164,960	(17,777,300)

Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, cash totaling $7,046,624 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI JGB	(92)	JPY	(13,123,357)	03/2014	—	(10,601)
10YR MINI JGB	31	JPY	4,422,001	03/2014	14,766	—
3MO EURO EURIBOR	196	EUR	67,452,104	09/2014	—	(12,311)
3MO EURO EURIBOR	13	EUR	4,473,864	09/2014	—	(350)
3MO EURO SWISS FRANC	141	CHF	40,087,607	09/2014	—	(12,303)
3MO EURO SWISS FRANC	30	CHF	8,529,278	09/2014	—	(2,137)
3MO EUROYEN (TFX)	(374)	JPY	(91,699,273)	09/2014	—	(19,229)
3MO EUROYEN (TFX)	34	JPY	8,336,298	09/2014	245	—
90 DAY STERLING	(512)	GBP	(106,496,086)	09/2014	—	(58,477)
AUST 10YR BOND	101	AUD	10,518,822	03/2014	52,303	—
BANK ACCEPT	(138)	CAD	(30,773,639)	09/2014	5,863	—
BANK ACCEPT	38	CAD	8,473,900	09/2014	1,844	—
CAC40 10 EURO	28	EUR	1,702,462	03/2014	6,125	—
CAN 10YR BOND	(120)	CAD	(14,153,346)	06/2014	—	(81,305)
CBOE VIX	114	USD	1,789,800	04/2014	—	(5,996)
CBOE VIX	(130)	USD	(2,275,000)	07/2014	—	(20,684)
CBOE VIX	160	USD	2,720,000	06/2014	—	(8,416)
CBOE VIX	(770)	USD	(11,742,500)	03/2014	—	(227,653)
CBOE VIX	610	USD	10,004,000	05/2014	128,835	—
DAX INDEX	(9)	EUR	(3,002,878)	03/2014	—	(69,101)
EURO$ 90 DAY	34	USD	8,477,050	09/2014	1,918	—
EURO-BUND	18	EUR	3,587,180	03/2014	7,465	—
EURO-BUND	10	EUR	1,992,878	03/2014	13,250	—
FTSE/MIB INDEX	49	EUR	6,914,973	03/2014	207,926	—
FTSE/MIB INDEX	1	EUR	141,122	03/2014	7,120	—
HANG SENG INDEX	(18)	HKD	(2,644,954)	03/2014	—	(50,451)
HANG SENG INDEX	(3)	HKD	(440,826)	03/2014	—	(8,409)
IBEX 35 INDEX	52	EUR	7,233,762	03/2014	79,208	—
IBEX 35 INDEX	3	EUR	417,332	03/2014	10,790	—
LONG GILT	(15)	GBP	(2,748,692)	06/2014	—	(14,239)
MSCI SING IX ETS	(43)	SGD	(2,390,755)	03/2014	22,151	—
MSCI SING IX ETS	(8)	SGD	(444,792)	03/2014	4,121	—
OMXS30 INDEX	187	SEK	3,965,071	03/2014	124,288	—
S&P 500	(3)	USD	(1,393,200)	03/2014	—	(12,685)
S&P/TSE 60 INDEX	(6)	CAD	(880,412)	03/2014	2,403	—
S&P/TSE 60 INDEX	4	CAD	586,941	03/2014	42,877	—
S&P500 EMINI	(338)	USD	(31,393,440)	03/2014	—	(1,502,118)
SPI 200	(6)	AUD	(722,268)	03/2014	402	—
TOPIX INDEX	12	JPY	1,427,926	03/2014	—	(11,909)
US 2YR NOTE	113	USD	24,845,875	06/2014	—	(170)
US LONG BOND	18	USD	2,395,125	06/2014	14,594	—
				Total	748,494	(2,128,544)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2014 total securities pledged was $11,217,787.
(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $1,531,048 or 0.78% of net assets.

(f)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $5,000, representing less than 0.01% of net assets.  Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Jaguar Mining, Inc.
Senior Unsecured
11/01/14 4.500%	05-16-2011	96,719

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $5,866, which represents less than 0.01% of net assets.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $12, which represents less than 0.01% of net assets.

(i)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,283,664	375,254,760	(291,660,917)	138,877,507	87,436	138,877,507

(k)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $181,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,781,000
Unrealized Depreciation	(632,000)
Net Unrealized Appreciation	$11,149,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,947,009	—	—	6,947,009
Consumer Staples	3,817,919	—	—	3,817,919
Energy	3,131,567	—	—	3,131,567
Financials	7,350,958	—	—	7,350,958
Health Care	7,918,908	—	—	7,918,908
Industrials	5,761,926	—	—	5,761,926
Information Technology	9,870,609	—	—	9,870,609
Materials	1,345,797	—	—	1,345,797
Telecommunication Services	887,423	—	—	887,423
Utilities	567,055	—	—	567,055
Common Stocks - Investments Sold Short
Consumer Discretionary	(2,348,430)	—	—	(2,348,430)
Consumer Staples	(807,806)	—	—	(807,806)
Financials	(2,209,299)	—	—	(2,209,299)
Health Care	(2,321,464)	—	—	(2,321,464)
Industrials	(2,018,630)	—	—	(2,018,630)
Information Technology	(2,170,453)	—	—	(2,170,453)
Materials	(434,506)	—	—	(434,506)
Convertible Preferred Stocks
Consumer Staples	—	137,674	—	137,674
Financials	576,384	413,331	—	989,715
Health Care	109,205	—	—	109,205
Industrials	163,530	151,757	—	315,287
Telecommunication Services	70,085	141,910	—	211,995
Utilities	144,703	290,113	—	434,816
Total Equity Securities	36,352,490	1,134,785	—	37,487,275
Bonds
Convertible Bonds	—	3,765,107	12	3,765,119
Total Bonds	—	3,765,107	12	3,765,119
Mutual Funds
Money Market Funds	138,877,507	—	—	138,877,507
Total Mutual Funds	138,877,507	—	—	138,877,507
Investments in Securities	175,229,997	4,899,892	12	180,129,901
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	16,164,960	—	16,164,960
Futures Contracts	748,494	—	—	748,494
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17,777,300)	—	(17,777,300)
Futures Contracts	(2,128,544)	—	—	(2,128,544)
Total	173,849,947	3,287,552	12	177,137,511

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under then general supervision of the Board of Trustees.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 37.6%
CONSUMER DISCRETIONARY 5.5%
Auto Components 0.4%

Delphi Automotive PLC	3,212	$213,823
TRW Automotive Holdings Corp. (a)(b)	1,870	153,938
Total		367,761
Automobiles 0.2%

Tesla Motors, Inc. (a)	1,024	250,685
Hotels, Restaurants & Leisure 0.9%

ARAMARK Holdings Corp.	2,855	80,397
Domino’s Pizza, Inc. (b)	1,550	122,543
Las Vegas Sands Corp. (b)	1,375	117,219
McDonald’s Corp.	1,565	148,910
Starwood Hotels & Resorts Worldwide, Inc. (b)	960	79,162
Wynn Resorts Ltd. (b)	1,207	292,685
Yum! Brands, Inc.	1,605	118,898
Total		959,814
Household Durables 0.1%

Mohawk Industries, Inc. (a)	665	94,118
Internet & Catalog Retail 0.5%

Amazon.com, Inc. (a)	488	176,705
priceline.com, Inc. (a)(b)	298	401,954
Total		578,659
Leisure Equipment & Products 0.1%

Mattel, Inc.	1,280	47,757
Media 1.6%

Comcast Corp., Class A	6,330	327,198
DIRECTV (a)	2,089	162,106
Discovery Communications, Inc., Class A (a)	3,435	286,204
DISH Network Corp., Class A (a)(b)	1,975	116,209
Interpublic Group of Companies, Inc. (The) (b)	6,490	115,003
Time Warner, Inc.	2,735	183,600
Viacom, Inc., Class B (b)	4,457	391,013
Walt Disney Co. (The) (b)	1,415	114,346
Total		1,695,679
Multiline Retail 0.2%

Macy’s, Inc. (b)	4,116	238,152

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail 1.0%

Dick’s Sporting Goods, Inc.	995	$53,402
Foot Locker, Inc. (b)	1,450	60,479
Home Depot, Inc. (The)	2,595	212,868
Lowe’s Companies, Inc.	1,976	98,859
Pier 1 Imports, Inc. (b)	2,404	45,484
Ross Stores, Inc. (b)	880	64,064
Tiffany & Co. (b)	1,380	128,685
TJX Companies, Inc. (The)	4,409	270,977
Ulta Salon Cosmetics & Fragrance, Inc. (a)	520	46,639
Williams-Sonoma, Inc. (b)	1,345	78,333
Total		1,059,790
Textiles, Apparel & Luxury Goods 0.5%

Michael Kors Holdings Ltd. (a)(b)	3,123	306,148
Nike, Inc., Class B	985	77,125
VF Corp.	3,220	188,660
Total		571,933
TOTAL CONSUMER DISCRETIONARY		5,864,348
CONSUMER STAPLES 3.0%
Beverages 0.7%

Coca-Cola Co. (The)	2,285	87,287
Coca-Cola Enterprises, Inc. (b)	3,500	164,780
Diageo PLC, ADR (b)	1,526	191,833
PepsiCo, Inc.	3,014	241,331
Total		685,231
Food & Staples Retailing 0.6%

CVS Caremark Corp.	4,596	336,151
Kroger Co. (The) (b)	1,732	72,640
Wal-Mart Stores, Inc.	725	54,158
Walgreen Co.	2,455	166,817
Total		629,766
Food Products 0.1%

General Mills, Inc.	1,475	73,794
Kellogg Co.	835	50,676
Total		124,470
Household Products 0.7%

Kimberly-Clark Corp.	1,155	127,454
Procter & Gamble Co. (The) (b)	8,033	631,876
Total		759,330

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.1%

Avon Products, Inc. (b)	4,955	$76,654
Tobacco 0.8%

Altria Group, Inc. (b)	6,760	245,118
Philip Morris International, Inc. (b)	7,912	640,160
Total		885,278
TOTAL CONSUMER STAPLES		3,160,729
ENERGY 2.5%
Energy Equipment & Services 0.7%

Cameron International Corp. (a)	1,845	118,191
Ensco PLC, Class A	860	45,287
FMC Technologies, Inc. (a)	4,007	201,312
Halliburton Co.	3,799	216,543
Schlumberger Ltd.	1,115	103,695
Total		685,028
Oil, Gas & Consumable Fuels 1.8%

Canadian Natural Resources Ltd.	4,000	146,480
Chevron Corp.	4,332	499,610
ConocoPhillips	2,732	181,678
EOG Resources, Inc.	1,016	192,451
Exxon Mobil Corp.	3,790	364,863
Kinder Morgan, Inc.	4,526	144,153
Newfield Exploration Co. (a)	1,850	52,152
Noble Energy, Inc.	1,813	124,662
Occidental Petroleum Corp.	570	55,016
Phillips 66	1,140	85,340
Royal Dutch Shell PLC, ADR	1,485	108,212
Total		1,954,617
TOTAL ENERGY		2,639,645
FINANCIALS 5.7%
Capital Markets 0.8%

BlackRock, Inc.	970	295,695
Franklin Resources, Inc.	2,011	107,086
Goldman Sachs Group, Inc. (The) (b)	700	116,515
Invesco Ltd. (b)	3,180	109,074
Northern Trust Corp.	1,285	79,477
State Street Corp.	1,873	123,000
T. Rowe Price Group, Inc.	725	58,848
Total		889,695

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 1.3%

Fifth Third Bancorp (b)	9,857	$213,848
Huntington Bancshares, Inc. (b)	12,980	123,699
PNC Financial Services Group, Inc. (The) (b)	3,165	258,834
U.S. Bancorp (b)	6,162	253,505
Wells Fargo & Co.	10,872	504,678
Total		1,354,564
Consumer Finance 0.1%

American Express Co.	1,225	111,818
Diversified Financial Services 1.8%

Bank of America Corp.	14,775	244,231
Berkshire Hathaway, Inc., Class B (a)(b)	3,025	350,234
Citigroup, Inc.	8,611	418,753
CME Group, Inc.	1,090	80,464
JPMorgan Chase & Co. (b)	14,884	845,709
Total		1,939,391
Insurance 1.0%

ACE Ltd. (b)	1,830	179,102
Allstate Corp. (The) (b)	1,950	105,807
Aon PLC	2,273	194,569
Brown & Brown, Inc. (b)	4,560	137,256
Chubb Corp. (The)	810	70,859
Hartford Financial Services Group, Inc. (The) (b)	2,955	103,986
Marsh & McLennan Companies, Inc.	2,715	130,754
MetLife, Inc.	1,130	57,257
Unum Group	2,020	70,256
Total		1,049,846
Real Estate Investment Trusts (REITs) 0.6%

Alexandria Real Estate Equities, Inc. (b)	1,670	120,991
CubeSmart (b)	6,309	110,471
Highwoods Properties, Inc. (b)	2,553	96,274
Public Storage	315	53,235
Simon Property Group, Inc. (b)	1,288	207,741
Vornado Realty Trust (b)	625	60,181
Total		648,893
Real Estate Management & Development 0.1%

Realogy Holdings Corp. (a)	2,110	100,141
TOTAL FINANCIALS		6,094,348

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 6.2%
Biotechnology 1.9%

Alexion Pharmaceuticals, Inc. (a)	852	$150,634
Amgen, Inc.	1,895	235,018
Ariad Pharmaceuticals, Inc. (a)(b)	3,830	33,283
Biogen Idec, Inc. (a)	518	176,472
Celgene Corp. (a)(b)	2,809	451,547
Cubist Pharmaceuticals, Inc. (a)(b)	1,120	89,062
Dynavax Technologies Corp. (a)	27,180	50,555
Gilead Sciences, Inc. (a)(b)	3,772	312,284
GTx, Inc. (a)	8,970	15,249
Insmed, Inc. (a)(b)	3,130	62,631
Keryx Biopharmaceuticals, Inc. (a)(b)	4,855	77,923
Pharmacyclics, Inc. (a)(b)	1,260	174,711
Vertex Pharmaceuticals, Inc. (a)(b)	3,281	265,302
Total		2,094,671
Health Care Equipment & Supplies 0.8%

Abbott Laboratories	5,247	208,726
Boston Scientific Corp. (a)(b)	4,855	63,600
Covidien PLC (b)	4,545	327,013
HeartWare International, Inc. (a)(b)	820	78,745
St. Jude Medical, Inc.	1,266	85,227
Zimmer Holdings, Inc. (b)	923	86,614
Total		849,925
Health Care Providers & Services 1.0%

Aetna, Inc. (b)	1,750	127,242
Cardinal Health, Inc. (b)	6,435	460,296
Centene Corp. (a)(b)	1,715	109,211
CIGNA Corp. (b)	1,874	149,152
Express Scripts Holding Co. (a)	2,595	195,429
Total		1,041,330
Life Sciences Tools & Services 0.2%

ICON PLC (a)(b)	1,255	58,784
Illumina, Inc. (a)	583	99,979
Thermo Fisher Scientific, Inc. (b)	690	85,932
Total		244,695
Pharmaceuticals 2.3%

AbbVie, Inc.	4,485	228,331
Actavis PLC (a)(b)	480	105,994
Allergan, Inc.	978	124,206
Bristol-Myers Squibb Co.	2,000	107,540
GlaxoSmithKline PLC, ADR (b)	1,470	82,232
Johnson & Johnson	6,631	610,848

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)

Merck & Co., Inc.	4,865	$277,256
Mylan, Inc. (a)(b)	1,870	103,916
Pfizer, Inc.	16,300	523,393
Roche Holding AG, ADR	3,100	118,978
Salix Pharmaceuticals Ltd. (a)	1,335	144,073
Total		2,426,767
TOTAL HEALTH CARE		6,657,388
INDUSTRIALS 4.5%
Aerospace & Defense 1.8%

Boeing Co. (The) (b)	2,570	331,324
General Dynamics Corp. (b)	1,013	110,964
Honeywell International, Inc. (b)	6,002	566,829
Precision Castparts Corp. (b)	1,122	289,341
Raytheon Co.	3,485	341,216
United Technologies Corp.	2,521	295,008
Total		1,934,682
Air Freight & Logistics 0.2%

FedEx Corp.	647	86,265
United Parcel Service, Inc., Class B	1,155	110,614
Total		196,879
Airlines 0.3%

Alaska Air Group, Inc. (b)	1,365	118,264
Delta Air Lines, Inc. (b)	4,800	159,408
Total		277,672
Commercial Services & Supplies 0.3%

Tyco International Ltd.	3,948	166,527
Waste Connections, Inc. (b)	1,732	74,944
Waste Management, Inc.	1,765	73,247
Total		314,718
Construction & Engineering 0.2%

Foster Wheeler AG (a)(b)	2,765	88,812
MasTec, Inc. (a)(b)	2,970	121,592
Total		210,404
Electrical Equipment 0.4%

Eaton Corp. PLC	3,419	255,434
Emerson Electric Co.	1,070	69,828

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Rockwell Automation, Inc. (b)	1,235	$151,707
Total		476,969
Industrial Conglomerates 0.3%
General Electric Co.	11,475	292,268
Machinery 0.4%
Dover Corp.	2,355	222,077
IDEX Corp. (b)	735	55,176
Illinois Tool Works, Inc.	735	60,638
Parker Hannifin Corp.	795	95,837
Total		433,728
Professional Services 0.2%
Dun & Bradstreet Corp. (The) (b)	1,261	125,104
Nielsen Holdings NV	2,921	138,280
Total		263,384
Road & Rail 0.2%
JB Hunt Transport Services, Inc. (b)	1,190	85,525
Union Pacific Corp. (b)	665	119,953
Total		205,478
Trading Companies & Distributors 0.2%
Fastenal Co.	5,008	236,327
TOTAL INDUSTRIALS		4,842,509
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 0.5%
Cisco Systems, Inc. (b)	14,800	322,640
QUALCOMM, Inc.	2,738	206,144
Total		528,784
Computers & Peripherals 1.2%
Apple, Inc. (b)	1,299	683,586
EMC Corp. (b)	19,444	512,738
Hewlett-Packard Co.	900	26,892
Total		1,223,216
Internet Software & Services 1.7%
Baidu, Inc., ADR (a)	932	159,307
eBay, Inc. (a)(b)	6,423	377,479
Equinix, Inc. (a)	525	99,729
Facebook, Inc., Class A (a)	2,593	177,517

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class A (a)	550	$668,607
LinkedIn Corp., Class A (a)	893	182,208
MercadoLibre, Inc.	1,743	181,586
Total		1,846,433
IT Services 1.2%
Accenture PLC, Class A	2,105	175,452
Automatic Data Processing, Inc.	1,445	112,392
Cognizant Technology Solutions Corp., Class A (a)	1,867	194,280
International Business Machines Corp.	855	158,320
MasterCard, Inc., Class A	4,775	371,113
Teradata Corp. (a)	1,589	72,967
Visa, Inc., Class A	894	201,990
Total		1,286,514
Semiconductors & Semiconductor Equipment 1.3%
Altera Corp. (b)	3,295	119,641
ARM Holdings PLC, ADR	3,541	177,758
Avago Technologies Ltd. (b)	1,416	87,367
Broadcom Corp., Class A	5,305	157,665
Cavium, Inc. (a)(b)	2,900	122,177
Intel Corp.	6,775	167,749
KLA-Tencor Corp. (b)	3,225	210,109
Lam Research Corp. (a)(b)	1,800	93,114
Skyworks Solutions, Inc. (a)	5,504	195,172
Texas Instruments, Inc.	2,105	94,641
Total		1,425,393
Software 2.0%
Activision Blizzard, Inc. (b)	8,270	160,024
Autodesk, Inc. (a)(b)	2,909	152,606
Check Point Software Technologies Ltd. (a)(b)	1,888	127,289
Citrix Systems, Inc. (a)(b)	1,620	97,281
Electronic Arts, Inc. (a)	3,537	101,123
Intuit, Inc.	2,565	200,455
Microsoft Corp.	10,277	393,712
Nuance Communications, Inc. (a)	260	3,975
Oracle Corp. (b)	2,242	87,685
Red Hat, Inc. (a)	3,795	223,867
Salesforce.com, Inc. (a)	3,568	222,536
Splunk, Inc. (a)	690	63,998

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (a)	2,394	$229,944
Total		2,064,495
TOTAL INFORMATION TECHNOLOGY		8,374,835
MATERIALS 1.1%
Chemicals 0.9%
Dow Chemical Co. (The) (b)	5,548	270,243
EI du Pont de Nemours & Co.	2,005	133,573
LyondellBasell Industries NV, Class A (b)	2,175	191,574
Monsanto Co.	1,704	187,474
Sherwin-Williams Co. (The)	825	165,396
Total		948,260
Containers & Packaging 0.1%
Sonoco Products Co.	1,485	62,341
Paper & Forest Products 0.1%
International Paper Co. (b)	2,160	105,602
Louisiana-Pacific Corp. (a)	1,435	26,964
Total		132,566
TOTAL MATERIALS		1,143,167
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	3,105	99,143
Verizon Communications, Inc.	11,769	559,964
Total		659,107
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	1,999	83,102
TOTAL TELECOMMUNICATION SERVICES		742,209
UTILITIES 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	1,560	78,312
Duke Energy Corp.	705	49,971
NextEra Energy, Inc.	565	51,635
Northeast Utilities	1,585	70,453
Total		250,371
Multi-Utilities 0.2%
CMS Energy Corp.	2,295	65,247

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Dominion Resources, Inc.	865	$60,031
Sempra Energy	585	55,265
Wisconsin Energy Corp.	1,480	65,060
Total		245,603
TOTAL UTILITIES		495,974
Total Common Stocks (Cost: $27,605,936)		$40,015,152

Convertible Preferred Stocks 1.7%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,020	107,197
TOTAL CONSUMER STAPLES		107,197
FINANCIALS 0.7%
Capital Markets 0.1%
AMG Capital Trust II, 5.150%	1,820	110,963
Commercial Banks 0.1%
Wells Fargo & Co., 7.500%	100	117,800
Diversified Financial Services 0.1%
Bank of America Corp., 7.250%	100	115,304
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc., 7.000%	5,460	147,420
Health Care REIT, Inc., 6.500%	1,940	108,640
Weyerhaeuser Co., 6.375%	2,060	112,188
iStar Financial, Inc., 4.500%	950	63,116
Total		431,364
TOTAL FINANCIALS		775,431
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Alere, Inc., 3.000%	280	82,642
TOTAL HEALTH CARE		82,642

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	1,280	$85,082
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	2,370	117,537
Machinery —%
Stanley Black & Decker, Inc., 6.250%	400	42,760
TOTAL INDUSTRIALS		245,379
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%	1,020	54,570
Wireless Telecommunication Services 0.1%
Crown Castle International Corp., 4.500%	1,060	107,446
TOTAL TELECOMMUNICATION SERVICES		162,016
UTILITIES 0.4%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	1,850	112,414
PPL Corp., 8.750%	2,080	110,198
Total		222,612
Multi-Utilities 0.2%
CenterPoint Energy, Inc., 3.719% (c)	2,100	112,744
Dominion Resources, Inc., 6.000%	988	56,494
Dominion Resources, Inc., 6.125%	968	55,379
Total		224,617
TOTAL UTILITIES		447,229
Total Convertible Preferred Stocks (Cost: $1,544,088)		$1,819,894

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds(d) 3.0%
Automotive 0.2%
Navistar International Corp. Senior Subordinated Notes (e)
10/15/18	4.500%	105,000	$108,921

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds (d) (continued)
Automotive (continued)
Volkswagen International Finance NV (e)
11/09/15	5.500%	EUR	$100,000	$160,046
Total				268,967
Brokerage 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%		110,000	98,931

Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%		94,000	116,560
Layne Christensen Co. Senior Unsecured (e)
11/15/18	4.250%		93,000	96,218
Total				212,778
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%		112,000	111,090

Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%		114,000	111,506

Gaming 0.1%
MGM Resorts International
04/15/15	4.250%		90,000	138,712

Independent Energy 0.2%
Chesapeake Energy Corp.
12/15/38	2.250%		119,000	111,339
Endeavour International Corp.
07/15/16	5.500%		66,000	52,470
Total				163,809
Integrated Energy —%
American Energy - Utica LLC PIK (e)
03/01/21	3.500%		28,000	27,681
TOTAL INTEGRATED ENERGY				27,681

Lodging 0.1%
Morgans Hotel Group Co.
10/15/14	2.375%		115,000	113,419

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Media Non-Cable 0.1%
Cenveo Corp.
05/15/17	7.000%	$77,000	$81,959

Metals 0.1%
Alpha Natural Resources, Inc.
12/31/20	4.875%	55,000	51,631
Jaguar Mining, Inc. Senior Unsecured (e)(f)(g)
11/01/14	4.500%	200,000	10,000
James River Coal Co. (e)
06/01/18	10.000%	134,000	20,100
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	78,000	63,336
Total			145,067

Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	70,000	56,191

Oil Field Services 0.2%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	60,000	57,942
Vantage Drilling Co. Senior Unsecured (e)
07/15/43	5.500%	102,000	108,120
Total			166,062

Other Financial Institutions 0.2%
Ares Capital Corp. Senior Unsecured (e)
01/15/19	4.375%	110,000	117,246
GSV Capital Corp. Senior Unsecured (e)
09/15/18	5.250%	107,000	110,552
Total			227,798
Pharmaceuticals 0.4%
Corsicanto Ltd.
01/15/32	3.500%	76,000	51,349
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	88,000	64,240

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
Pharmaceuticals (continued)
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	$38,000	$46,313
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	55,000	56,547
Savient Pharmaceuticals, Inc. Senior Unsecured (g)
02/01/18	4.750%	215,000	2,150
Supernus Pharmaceuticals, Inc. Senior Secured (e)
05/01/19	7.500%	56,000	111,776
Vivus, Inc. Senior Unsecured (e)
05/01/20	4.500%	94,000	69,207
Total			401,582
Property & Casualty 0.1%
MGIC Investment Corp. (e)
04/01/63	9.000%	95,000	112,813
Railroads 0.1%
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	47,000	63,597

Refining –%
Clean Energy Fuels Corp. Senior Unsecured (e)
10/01/18	5.250%	55,000	48,918

REITs 0.2%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	54,000	59,722
Campus Crest Communities Operating Partnership LP (e)
10/15/18	4.750%	108,000	106,920
Total			166,642
Retailers 0.1%
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	26,000	67,779

Technology 0.1%
Ctrip.com International Ltd. Senior Unsecured (e)
10/15/18	1.250%	30,000	30,694

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
Technology (continued)
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	$84,000	$82,897
NQ Mobile, Inc. Senior Unsecured (e)
10/15/18	4.000%	39,000	35,490
Powerwave Technologies, Inc. Subordinated Notes (g)
10/01/27	3.875%	155,000	16
Total			149,097
Tobacco 0.1%
Vector Group Ltd. Senior Unsecured (c)
01/15/19	2.500%	93,000	118,713

Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	114,000	112,646
Total Convertible Bonds (Cost: $3,483,214)			$3,165,757

	Shares	Value

Money Market Funds 56.6%

Columbia Short-Term Cash Fund, 0.098% (h)(i)	60,145,657	$60,145,657
Total Money Market Funds (Cost: $60,145,657)		$60,145,657
Total Investments
(Cost: $92,778,895) (j)		$105,146,460(k)

Investments Sold Short (9.8)%

Issuer	Shares	Value

Common Stocks (9.8)%
CONSUMER DISCRETIONARY (1.9)%
Auto Components (0.2)%
Autoliv, Inc.	(1,285)	(123,797)
BorgWarner, Inc.	(1,720)	(105,694)
Total		(229,491)
Automobiles (0.1)%
Toyota Motor Corp., ADR	(870)	(100,311)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (0.6)%
Burger King Worldwide, Inc.	(4,770)	$(126,787)
Cheesecake Factory, Inc. (The)	(2,380)	(113,097)
Choice Hotels International, Inc.	(2,250)	(109,867)
McDonald’s Corp.	(1,115)	(106,092)
MGM Resorts International (a)	(4,465)	(123,011)
Total		(578,854)
Media (0.5)%
Discovery Communications, Inc., Class A (a)	(1,765)	(147,060)
Grupo Televisa SAB, ADR	(4,199)	(123,493)
Pearson PLC, ADR	(6,043)	(103,214)
Regal Entertainment Group, Class A	(6,735)	(123,924)
Total		(497,691)
Multiline Retail (0.2)%
Dollar Tree, Inc. (a)	(2,545)	(139,390)
Family Dollar Stores, Inc.	(1,635)	(107,092)
Total		(246,482)
Specialty Retail (0.3)%
Aeropostale, Inc. (a)	(18,445)	(135,387)
Staples, Inc.	(4,780)	(64,960)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	(1,525)	(136,777)
Total		(337,124)
TOTAL CONSUMER DISCRETIONARY		(1,989,953)
CONSUMER STAPLES (0.6)%
Food & Staples Retailing (0.1)%
SYSCO Corp.	(2,003)	(72,148)
Food Products (0.2)%
General Mills, Inc.	(2,789)	(139,534)
McCormick & Co., Inc.	(2,180)	(144,752)
Total		(284,286)
Household Products (0.3)%
Church & Dwight Co., Inc.	(2,515)	(170,970)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products (continued)

Clorox Co. (The)	(1,790)	$(156,231)
Total		(327,201)
TOTAL CONSUMER STAPLES		(683,635)
FINANCIALS (1.8)%
Capital Markets (0.3)%
Morgan Stanley	(1,901)	(58,551)
Northern Trust Corp.	(2,307)	(142,688)
T Rowe Price Group, Inc.	(1,075)	(87,257)
Total		(288,496)
Commercial Banks (0.4)%
First Republic Bank	(2,135)	(110,956)
KeyCorp	(9,858)	(129,830)
M&T Bank Corp.	(661)	(77,066)
Westamerica Bancorporation	(2,285)	(114,890)
Total		(432,742)
Insurance (0.4)%
Arch Capital Group Ltd. (a)	(2,475)	(138,897)
Progressive Corp. (The)	(5,430)	(132,980)
WR Berkley Corp.	(3,295)	(135,886)
Total		(407,763)
Real Estate Investment Trusts (REITs) (0.6)%
Getty Realty Corp.	(2,845)	(54,738)
Health Care REIT, Inc.	(1,345)	(79,005)
Healthcare Realty Trust, Inc.	(4,057)	(97,246)
Mack-Cali Realty Corp.	(5,435)	(120,929)
Parkway Properties, Inc.	(5,675)	(104,590)
Regency Centers Corp.	(2,072)	(105,196)
Washington Real Estate Investment Trust	(3,807)	(95,746)
Total		(657,450)
Thrifts & Mortgage Finance (0.1)%
MGIC Investment Corp. (a)	(9,005)	(80,685)
TOTAL FINANCIALS		(1,867,136)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (1.9)%
Biotechnology (0.6)%
Acorda Therapeutics, Inc. (a)	(2,125)	$(77,860)
Biomarin Pharmaceutical, Inc. (a)	(775)	(62,775)
Epizyme, Inc.	(2,475)	(74,003)
Immunogen, Inc. (a)	(6,413)	(105,173)
Immunomedics, Inc. (a)	(12,275)	(58,183)
Medivation, Inc. (a)	(805)	(57,888)
Myriad Genetics, Inc. (a)	(940)	(34,037)
Seattle Genetics, Inc. (a)	(1,615)	(84,933)
Synageva Biopharma Corp. (a)	(865)	(99,190)
Total		(654,042)
Health Care Equipment & Supplies (0.5)%
Becton Dickinson and Co.	(1,217)	(140,223)
CR Bard, Inc.	(880)	(126,861)
Integra Lifesciences Holding (a)	(1,385)	(65,150)
Stryker Corp.	(1,813)	(145,475)
Total		(477,709)
Health Care Providers & Services (0.1)%
Laboratory Corp. of America Holdings (a)	(1,633)	(152,751)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc. (a)	(341)	(83,804)
Pharmaceuticals (0.6)%
Bristol-Myers Squibb Co.	(3,090)	(166,149)
Eli Lilly & Co.	(2,560)	(152,602)
Novartis AG, ADR	(1,993)	(165,778)
Zoetis, Inc.	(3,510)	(108,880)
Total		(593,409)
TOTAL HEALTH CARE		(1,961,715)
INDUSTRIALS (1.6)%
Aerospace & Defense (0.3)%
Lockheed Martin Corp.	(755)	(122,537)
Textron, Inc.	(3,400)	(134,980)
United Technologies Corp.	(565)	(66,116)
Total		(323,633)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(2,950)	$(116,554)
Building Products (0.2)%
Armstrong World Industries, Inc.	(2,750)	(150,947)
Commercial Services & Supplies (0.5)%
Cintas Corp.	(2,527)	(153,288)
Iron Mountain, Inc.	(4,460)	(121,312)
Republic Services, Inc.	(2,980)	(101,648)
Waste Management, Inc.	(2,510)	(104,165)
Total		(480,413)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc. (a)	(2,357)	(142,952)
Machinery (0.2)%
Deere & Co.	(590)	(50,699)
PACCAR, Inc.	(2,823)	(185,866)
Total		(236,565)
Trading Companies & Distributors (0.2)%
Fastenal Co.	(2,750)	(129,773)
MSC Industrial Direct Co., Inc., Class A	(1,380)	(119,135)
Total		(248,908)
TOTAL INDUSTRIALS		(1,699,972)

INFORMATION TECHNOLOGY (1.7)%
Computers & Peripherals (0.4)%
Diebold, Inc.	(3,440)	(128,622)
Hewlett-Packard Co.	(4,139)	(123,673)
Lexmark International, Inc., Class A	(3,132)	(131,982)
Total		(384,277)
Electronic Equipment, Instruments & Components (0.2)%
Corning, Inc.	(7,740)	(149,150)
Dolby Laboratories, Inc., Class A (a)	(1,605)	(66,174)
Total		(215,324)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services (0.3)%
Computer Sciences Corp.	(2,794)	$(176,581)
Leidos Holdings, Inc.	(1,600)	(71,456)
Paychex, Inc.	(3,184)	(132,964)
Total		(381,001)
Semiconductors & Semiconductor Equipment (0.5)%
Amkor Technology, Inc. (a)	(24,935)	(147,615)
Atmel Corp. (a)	(16,745)	(134,965)
Linear Technology Corp.	(2,285)	(107,029)
Microchip Technology, Inc.	(2,915)	(132,778)
Total		(522,387)
Software (0.3)%
Adobe Systems, Inc. (a)	(2,261)	(155,127)
ANSYS, Inc. (a)	(614)	(51,281)
SAP AG, ADR	(1,653)	(132,720)
Total		(339,128)
TOTAL INFORMATION TECHNOLOGY		(1,842,117)
MATERIALS (0.3)%
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,004)	(122,468)
Containers & Packaging (0.1)%
MeadWestvaco Corp.	(3,876)	(145,079)
Metals & Mining (0.1)%
Alcoa, Inc.	(8,346)	(97,982)
TOTAL MATERIALS		(365,529)
Total Common Stocks (Proceeds: $8,973,340)		$(10,410,057)
Total Investments Sold Short (Proceeds: $8,973,340)		$(10,410,057)
Total Investments, Net of Investments Sold Short		94,736,403
Other Assets & Liabilities, Net		11,599,276
Net Assets		$106,335,679

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at February 28, 2014

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	3/7/2014	11,056,018	AUD	9,868,728	USD	4,951	—
Barclays Bank PLC	3/7/2014	3,508,106	AUD	3,104,579	USD	—	(25,225)
Citigroup Global Markets,Inc.	3/7/2014	13,442,638	AUD	12,013,841	USD	20,808	—
Citigroup Global Markets,Inc.	3/7/2014	11,406,221	AUD	10,119,055	USD	—	(57,161)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	2,542,798	AUD	2,270,013	USD	1,421	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,100,000	AUD	978,571	USD	—	(2,809)
J.P. Morgan Securities, Inc.	3/7/2014	600,000	AUD	535,410	USD	112	—
UBS Securities	3/7/2014	4,020,370	AUD	3,593,085	USD	6,258	—
UBS Securities	3/7/2014	778,246	AUD	687,956	USD	—	(6,366)
Wells Fargo Bank	3/7/2014	1,800,000	AUD	1,605,393	USD	—	(502)
Barclays Bank PLC	3/7/2014	1,050,876	CAD	967,776	USD	18,802	—
Barclays Bank PLC	3/7/2014	3,047,232	CAD	2,739,337	USD	—	(12,409)
Citigroup Global Markets,Inc.	3/7/2014	18,511,738	CAD	17,241,231	USD	524,547	—
Citigroup Global Markets,Inc.	3/7/2014	1,623,679	CAD	1,457,803	USD	—	(8,429)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	4,988,577	CAD	4,660,894	USD	156,051	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,956,391	CAD	1,753,219	USD	—	(13,464)
UBS Securities	3/7/2014	2,294,210	CAD	2,099,748	USD	28,003	—
UBS Securities	3/7/2014	664,915	CAD	596,048	USD	—	(4,391)
Wells Fargo Bank	3/7/2014	2,600,000	CAD	2,434,534	USD	86,652	—
Barclays Bank PLC	3/7/2014	729,482	CHF	802,998	USD	—	(26,450)
Citigroup Global Markets,Inc.	3/7/2014	14,047,449	CHF	15,568,870	USD	—	(403,595)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	3,654,633	CHF	4,042,607	USD	—	(112,845)
HSBC Securities (USA), Inc.	3/7/2014	18,700,000	CHF	20,706,112	USD	—	(556,477)
Standard Charter Bank	3/7/2014	211,733	CHF	234,423	USD	—	(6,325)
UBS Securities	3/7/2014	2,368,605	CHF	2,642,451	USD	—	(50,739)
Barclays Bank PLC	3/7/2014	13,712,489	EUR	18,687,279	USD	—	(240,029)
Citigroup Global Markets,Inc.	3/7/2014	22,018,906	EUR	30,004,340	USD	—	(388,300)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	5,501,887	EUR	7,502,973	USD	—	(91,268)
HSBC Securities (USA), Inc.	3/7/2014	14,829,351	EUR	20,214,926	USD	—	(253,987)
UBS Securities	3/7/2014	13,353,414	EUR	18,197,948	USD	—	(233,732)
Barclays Bank PLC	3/7/2014	7,702,113	GBP	12,608,509	USD	—	(288,773)
Citigroup Global Markets,Inc.	3/7/2014	10,732,191	GBP	17,633,679	USD	—	(337,505)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	315,655	GBP	518,852	USD	—	(9,716)
HSBC Securities (USA), Inc.	3/7/2014	3,739,652	GBP	6,134,544	USD	—	(127,548)
Standard Charter Bank	3/7/2014	41,298	GBP	67,717	USD	—	(1,437)
UBS Securities	3/7/2014	8,136,291	GBP	13,364,131	USD	—	(260,185)
Wells Fargo Bank	3/7/2014	940,367	GBP	1,541,766	USD	—	(32,889)
Barclays Bank PLC	3/7/2014	51,498,762	JPY	507,147	USD	1,108	—
Barclays Bank PLC	3/7/2014	1,224,155,190	JPY	11,780,485	USD	—	(248,351)
BNP Paribas Securities Corp.	3/7/2014	73,700,000	JPY	706,252	USD	—	(17,941)
Citigroup Global Markets,Inc.	3/7/2014	4,489,243,902	JPY	43,118,991	USD	—	(993,357)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	51,498,762	JPY	506,968	USD	929	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	200,412,501	JPY	1,950,028	USD	—	(19,272)
HSBC Securities (USA), Inc.	3/7/2014	750,949,605	JPY	7,206,326	USD	—	(172,680)
UBS Securities	3/7/2014	676,478,124	JPY	6,502,860	USD	—	(144,373)
Wells Fargo Bank	3/7/2014	42,322,383	JPY	405,990	USD	—	(9,880)
Barclays Bank PLC	3/7/2014	20,593,835	NOK	3,347,378	USD	—	(83,393)
BNP Paribas Securities Corp.	3/7/2014	3,900,000	NOK	630,493	USD	—	(19,216)
Citigroup Global Markets,Inc.	3/7/2014	102,257,205	NOK	16,579,772	USD	—	(455,456)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	43,636,529	NOK	7,052,023	USD	—	(217,472)
UBS Securities	3/7/2014	95,339,891	NOK	15,517,624	USD	—	(365,237)
Wells Fargo Bank	3/7/2014	20,416,913	NOK	3,298,899	USD	—	(102,395)
Barclays Bank PLC	3/7/2014	1,623,826	NZD	1,339,911	USD	—	(21,195)
Citigroup Global Markets,Inc.	3/7/2014	30,272,689	NZD	25,001,811	USD	—	(373,064)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	3,642,724	NZD	3,007,196	USD	—	(46,173)
UBS Securities	3/7/2014	17,471,678	NZD	14,441,327	USD	—	(203,611)
Barclays Bank PLC	3/7/2014	113,261,287	SEK	17,394,210	USD	—	(269,796)
Citigroup Global Markets,Inc.	3/7/2014	109,128,599	SEK	16,757,848	USD	—	(261,633)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	4,235,935	SEK	654,131	USD	—	(6,497)
UBS Securities	3/7/2014	111,190,823	SEK	17,069,663	USD	—	(271,437)
Wells Fargo Bank	3/7/2014	8,966,274	SEK	1,375,831	USD	—	(22,532)
Barclays Bank PLC	3/7/2014	4,086,496	SGD	3,227,987	USD	4,307	—
Barclays Bank PLC	3/7/2014	15,003,451	SGD	11,807,652	USD	—	(28,000)
Citigroup Global Markets,Inc.	3/7/2014	13,176,947	SGD	10,398,954	USD	4,163	—
Citigroup Global Markets,Inc.	3/7/2014	10,630,326	SGD	8,348,670	USD	—	(37,189)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	199,659	SGD	157,634	USD	131	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	4,819,436	SGD	3,791,849	USD	—	(10,021)
HSBC Securities (USA), Inc.	3/7/2014	10,967,291	SGD	8,653,344	USD	1,666	—
J.P. Morgan Securities, Inc.	3/7/2014	1,900,000	SGD	1,498,423	USD	—	(415)
UBS Securities	3/7/2014	7,003,709	SGD	5,531,282	USD	6,323	—
UBS Securities	3/7/2014	13,665,226	SGD	10,754,821	USD	—	(25,156)
Wells Fargo Bank	3/7/2014	7,500,000	SGD	5,910,445	USD	—	(6,019)
Barclays Bank PLC	3/7/2014	6,831,067	USD	7,727,697	AUD	63,305	—
Barclays Bank PLC	3/7/2014	4,295,417	USD	4,786,741	AUD	—	(24,859)
Citigroup Global Markets,Inc.	3/7/2014	3,524,651	USD	4,004,864	AUD	48,341	—
Citigroup Global Markets,Inc.	3/7/2014	2,178,422	USD	2,428,959	AUD	—	(11,393)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	100,505	USD	112,745	AUD	82	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	110,553	USD	122,676	AUD	—	(1,106)
HSBC Securities (USA), Inc.	3/7/2014	26,827,175	USD	30,048,564	AUD	—	(18,938)
UBS Securities	3/7/2014	222,922	USD	252,408	AUD	2,267	—
UBS Securities	3/7/2014	214,620	USD	239,719	AUD	—	(752)
Wells Fargo Bank	3/7/2014	755,715	USD	845,967	AUD	—	(974)
Barclays Bank PLC	3/7/2014	1,223,623	USD	1,358,562	CAD	3,202	—
Barclays Bank PLC	3/7/2014	2,789,079	USD	3,020,934	CAD	—	(61,081)
Citigroup Global Markets,Inc.	3/7/2014	2,117,241	USD	2,351,207	CAD	5,975	—
Citigroup Global Markets,Inc.	3/7/2014	3,607,702	USD	3,933,912	CAD	—	(55,255)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	641,933	USD	712,054	CAD	1,074	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	617,479	USD	679,797	CAD	—	(3,602)
HSBC Securities (USA), Inc.	3/7/2014	18,303,533	USD	19,523,006	CAD	—	(673,642)
UBS Securities	3/7/2014	3,863,795	USD	4,289,630	CAD	9,879	—
UBS Securities	3/7/2014	2,668,764	USD	2,872,889	CAD	—	(74,455)
Wells Fargo Bank	3/7/2014	1,780,140	USD	1,900,239	CAD	—	(64,164)
Barclays Bank PLC	3/7/2014	6,435,485	USD	5,809,526	CHF	170,161	—
Citigroup Global Markets,Inc.	3/7/2014	21,081,164	USD	18,987,696	CHF	508,546	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,080,403	USD	973,794	CHF	26,837	—
HSBC Securities (USA), Inc.	3/7/2014	2,853,246	USD	2,576,139	CHF	75,919	—
UBS Securities	3/7/2014	13,919,924	USD	12,550,593	CHF	350,561	—
Wells Fargo Bank	3/7/2014	184,311	USD	166,490	CHF	4,995	—
Barclays Bank PLC	3/7/2014	28,318,237	USD	20,764,542	EUR	343,005	—
Barclays Bank PLC	3/7/2014	491,894	USD	356,254	EUR	—	(158)
Citigroup Global Markets,Inc.	3/7/2014	21,092,940	USD	15,466,044	EUR	254,800	—
Citigroup Global Markets,Inc.	3/7/2014	492,076	USD	356,255	EUR	—	(339)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	3,273,787	USD	2,399,120	EUR	37,712	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	491,952	USD	356,255	EUR	—	(215)
HSBC Securities (USA), Inc.	3/7/2014	30,144,842	USD	22,100,000	EUR	359,728	—
UBS Securities	3/7/2014	6,860,693	USD	5,024,695	EUR	74,882	—
Wells Fargo Bank	3/7/2014	6,210,207	USD	4,553,572	EUR	75,076	—
Barclays Bank PLC	3/7/2014	6,068,958	USD	3,691,010	GBP	111,684	—
Barclays Bank PLC	3/7/2014	379,174	USD	226,415	GBP	—	(39)
Citigroup Global Markets,Inc.	3/7/2014	18,570,759	USD	11,282,759	GBP	322,354	—
Citigroup Global Markets,Inc.	3/7/2014	379,201	USD	226,414	GBP	—	(68)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	10,277,643	USD	6,262,981	GBP	209,795	—
HSBC Securities (USA), Inc.	3/7/2014	12,614,407	USD	7,695,043	GBP	271,035	—
J.P. Morgan Securities, Inc.	3/7/2014	656,140	USD	400,000	GBP	13,665	—
UBS Securities	3/7/2014	9,409,330	USD	5,705,850	GBP	145,185	—
Wells Fargo Bank	3/7/2014	2,952,630	USD	1,800,000	GBP	61,492	—
Barclays Bank PLC	3/7/2014	3,781,124	USD	390,136,249	JPY	52,446	—
Barclays Bank PLC	3/7/2014	187,167	USD	18,987,408	JPY	—	(592)
Citigroup Global Markets,Inc.	3/7/2014	6,044,344	USD	625,818,909	JPY	105,098	—

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	8,837,251	USD	917,466,307	JPY	177,985	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	1,556,383	USD	157,500,000	JPY	—	(8,751)
HSBC Securities (USA), Inc.	3/7/2014	28,800,353	USD	3,003,200,000	JPY	709,782	—
UBS Securities	3/7/2014	5,200,638	USD	540,784,970	JPY	113,242	—
UBS Securities	3/7/2014	158,410	USD	16,086,226	JPY	—	(343)
Wells Fargo Bank	3/7/2014	7,540,090	USD	785,700,000	JPY	180,381	—
Barclays Bank PLC	3/7/2014	21,902,175	USD	135,550,992	NOK	679,533	—
Citigroup Global Markets,Inc.	3/7/2014	3,056,380	USD	18,707,840	NOK	60,195	—
Citigroup Global Markets,Inc.	3/7/2014	336,172	USD	2,013,831	NOK	—	(684)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	906,970	USD	5,567,526	NOK	20,536	—
HSBC Securities (USA), Inc.	3/7/2014	7,777,042	USD	48,050,910	NOK	227,854	—
UBS Securities	3/7/2014	7,277,731	USD	44,905,597	NOK	203,181	—
UBS Securities	3/7/2014	168,145	USD	1,006,915	NOK	—	(401)
Barclays Bank PLC	3/7/2014	6,027,404	USD	7,288,924	NZD	82,245	—
Barclays Bank PLC	3/7/2014	192,148	USD	229,232	NZD	—	(4)
Citigroup Global Markets,Inc.	3/7/2014	6,260,240	USD	7,572,218	NZD	86,866	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	2,997,804	USD	3,637,268	NZD	50,990	—
HSBC Securities (USA), Inc.	3/7/2014	21,101,995	USD	25,560,843	NZD	323,361	—
UBS Securities	3/7/2014	5,835,578	USD	7,055,083	NZD	78,064	—
UBS Securities	3/7/2014	927,237	USD	1,104,245	NZD	—	(1,648)
Wells Fargo Bank	3/7/2014	1,922,597	USD	2,325,159	NZD	26,375	—
Barclays Bank PLC	3/7/2014	3,065,933	USD	19,930,018	SEK	42,312	—
Citigroup Global Markets,Inc.	3/7/2014	3,881,413	USD	25,238,373	SEK	54,715	—
Citigroup Global Markets,Inc.	3/7/2014	1,013,436	USD	6,495,632	SEK	—	(390)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	4,563,955	USD	29,736,127	SEK	73,631	—
HSBC Securities (USA), Inc.	3/7/2014	29,962,495	USD	195,247,815	SEK	487,968	—
UBS Securities	3/7/2014	10,480,766	USD	67,990,896	SEK	122,961	—
UBS Securities	3/7/2014	507,140	USD	3,247,816	SEK	—	(617)
Barclays Bank PLC	3/7/2014	2,719,746	USD	3,456,553	SGD	6,998	—
Barclays Bank PLC	3/7/2014	5,271,230	USD	6,674,806	SGD	—	(5,728)
Citigroup Global Markets,Inc.	3/7/2014	4,519,518	USD	5,749,144	SGD	15,763	—
Citigroup Global Markets,Inc.	3/7/2014	3,091,837	USD	3,912,680	SGD	—	(5,273)
Credit Suisse Securities (USA) L.L.C.	3/7/2014	697,198	USD	885,208	SGD	1,109	—
Credit Suisse Securities (USA) L.L.C.	3/7/2014	387,285	USD	489,707	SGD	—	(974)
HSBC Securities (USA), Inc.	3/7/2014	12,465,139	USD	15,800,000	SGD	—	(1,121)
UBS Securities	3/7/2014	30,581,738	USD	38,789,330	SGD	17,686	—
UBS Securities	3/7/2014	1,458,939	USD	1,845,753	SGD	—	(2,896)
Wells Fargo Bank	3/7/2014	622,635	USD	789,162	SGD	—	(95)
Citigroup Global Markets,Inc.	3/19/2014	865,000	CHF	972,336	USD	—	(11,295)
Barclays Bank PLC	3/19/2014	975,000	GBP	1,621,201	USD	—	(11,297)
Credit Suisse Securities (USA) L.L.C.	3/19/2014	66,394,000	JPY	648,151	USD	—	(4,293)
Standard Charter Bank	3/19/2014	1,620,753	USD	1,795,000	CAD	—	(285)
HSBC Securities (USA), Inc.	3/19/2014	649,663	USD	781,000	NZD	4,385	—
Barclays Bank PLC	3/19/2014	972,733	USD	6,325,000	SEK	13,498	—
Total						8,436,949	(9,032,044)

Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, cash totaling $3,009,884 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	25	JPY	3,566,130	03/2014	11,908	—
3MO EURO EURIBOR	74	EUR	25,466,611	09/2014	—	(5,221)
3MO EURO SWISS FRANC	70	CHF	19,901,648	09/2014	—	(5,721)
3MO EUROYEN (TFX)	(122)	JPY	(29,912,597)	09/2014	—	(6,366)
3MO EUROYEN (TFX)	27	JPY	6,620,001	09/2014	57
90 DAY STERLING	(167)	GBP	(34,736,028)	09/2014	—	(19,138)
AUST 10YR BOND	33	AUD	3,436,843	03/2014	17,089	—
BANK ACCEPT	(45)	CAD	(10,034,882)	09/2014	1,912	—
BANK ACCEPT	30	CAD	6,689,921	09/2014	1,517	—

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC40 10 EURO	9	EUR	547,220	03/2014	2,021	—
CAN 10YR BOND	(39)	CAD	(4,599,838)	06/2014	—	(26,463)
CBOE VIX	30	USD	471,000	04/2014	—	(1,578)
CBOE VIX	(34)	USD	(595,000)	07/2014	—	(5,405)
CBOE VIX	42	USD	714,000	06/2014	—	(2,209)
CBOE VIX	(202)	USD	(3,080,500)	03/2014	—	(59,805)
CBOE VIX	160	USD	2,624,000	05/2014	33,804	—
DAX INDEX	(3)	EUR	(1,000,959)	03/2014	—	(23,034)
EURO$ 90 DAY	27	USD	6,731,775	09/2014	1,560	—
EURO-BUND	14	EUR	2,790,029	03/2014	13,088	—
FTSE/MIB INDEX	17	EUR	2,399,073	03/2014	73,815	—
HANG SENG INDEX	(8)	HKD	(1,175,535)	03/2014	—	(22,423)
IBEX 35 INDEX	19	EUR	2,643,106	03/2014	36,128	—
JPN 10YR BOND (TSE)	(3)	JPY	(4,279,356)	03/2014	—	(3,164)
LONG GILT	(5)	GBP	(916,231)	06/2014	—	(4,747)
MSCI SING IX ETS	(20)	SGD	(1,111,979)	03/2014	10,303	—
OMXS30 INDEX	61	SEK	1,293,419	03/2014	40,543	—
S&P 500	(1)	USD	(464,400)	03/2014	—	(4,228)
S&P/TSE 60 INDEX	(2)	CAD	(293,471)	03/2014	801	—
S&P/TSE 60 INDEX	3	CAD	440,206	03/2014	32,157	—
S&P500 EMINI	(282)	USD	(26,192,160)	03/2014	—	(1,250,737)
SPI 200	(2)	AUD	(240,756)	03/2014	134	—
TOPIX INDEX	4	JPY	475,975	03/2014	—	(3,970)
US 2YR NOTE	80	USD	17,590,000	06/2014	—	(120)
US LONG BOND	6	USD	798,375	06/2014	4,865	—
Total					281,702	(1,444,329)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2014 total securities pledged was $9,406,232.
(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $1,274,702 or 1.20% of net assets.

(f)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $10,000, representing 0.01% of net assets.  Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Jaguar Mining, Inc.
Senior Unsecured
11/01/14 4.500%	04-01-11 - 09-15-11	194,582

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $12,166, which represents 0.01% of net assets.

(h)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	104,637,618	217,168,953	(261,660,914)	60,145,657	71,222	60,145,657

(j)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $92,779,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,147,000
Unrealized Depreciation	(780,000)
Net Unrealized Appreciation	$12,367,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,864,348	—	—	5,864,348
Consumer Staples	3,160,729	—	—	3,160,729
Energy	2,639,645	—	—	2,639,645
Financials	6,094,348	—	—	6,094,348
Health Care	6,657,388	—	—	6,657,388
Industrials	4,842,509	—	—	4,842,509
Information Technology	8,374,835	—	—	8,374,835
Materials	1,143,167	—	—	1,143,167
Telecommunication Services	742,209	—	—	742,209
Utilities	495,974	—	—	495,974
Common Stocks - Investments Sold Short
Consumer Discretionary	(1,989,953)	—	—	(1,989,953)
Consumer Staples	(683,635)	—	—	(683,635)
Financials	(1,867,136)	—	—	(1,867,136)
Health Care	(1,961,715)	—	—	(1,961,715)
Industrials	(1,699,972)	—	—	(1,699,972)
Information Technology	(1,842,117)	—	—	(1,842,117)
Materials	(365,529)	—	—	(365,529)
Convertible Preferred Stocks
Consumer Staples	—	107,197	—	107,197
Financials	453,932	321,499	—	775,431
Health Care	82,642	—	—	82,642
Industrials	127,842	117,537	—	245,379
Telecommunication Services	54,570	107,446	—	162,016
Utilities	222,072	225,157	—	447,229
Total Equity Securities	30,546,153	878,836	—	31,424,989
Bonds
Convertible Bonds	—	3,165,757	—	3,165,757
Total Bonds	—	3,165,757	—	3,165,757
Mutual Funds
Money Market Funds	60,145,657	—	—	60,145,657
Total Mutual Funds	60,145,657	—	—	60,145,657
Investments in Securities	90,691,810	4,044,593	—	94,736,403
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	8,436,949	—	8,436,949
Futures Contracts	281,702	—	—	281,702
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,032,044)	—	(9,032,044)
Futures Contracts	(1,444,329)	—	—	(1,444,329)
Total	89,529,183	3,449,498	—	92,978,681

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 93.1%
Columbia Short-Term Cash Fund, 0.098% (a)(b)	51,399,170	$51,399,170
Total Money Market Funds (Cost: $51,399,170)		$51,399,170

Total Investments
(Cost: $51,399,170) (c)	$51,399,170(d)
Other Assets & Liabilities, Net	3,785,326
Net Assets	$55,184,496

Investments in Derivatives
Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, cash totaling $3,232,513 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE (ICE)	46	USD	4,996,980	04/2014	26,559	—
CATTLE FEEDER	14	USD	1,211,525	04/2014	25,531	—
COFFEE ‘C’	22	USD	1,487,475	05/2014	327,217	—
COPPER	32	USD	2,544,400	07/2014	—	(89,344)
CORN	176	USD	4,078,800	05/2014	133,425	—
COTTON NO.2	13	USD	566,410	05/2014	—	(8,849)
GASOLINE RBOB	35	USD	4,376,778	03/2014	59,837	—
GOLD 100 OZ	38	USD	5,022,080	04/2014	297,712	—
KC HRW WHEAT	20	USD	670,500	07/2014	43,795	—
LIVE CATTLE	38	USD	2,015,900	08/2014	28,304	—
LME LEAD	33	USD	1,762,613	07/2014	—	(19,949)
LME NICKEL	7	USD	618,534	05/2014	21,106	—
LME PRI ALUM	29	USD	1,287,963	07/2014	—	(6,477)
LME ZINC	29	USD	1,505,100	07/2014	12,013	—
NATURAL GAS	114	USD	5,187,000	04/2014	44,976	—
NY Harb ULSD	16	USD	1,995,168	06/2014	56,384	—
SILVER	21	USD	2,230,305	05/2014	109,428	—
SOYBEAN	46	USD	3,252,200	05/2014	218,182	—
SOYBEAN MEAL	34	USD	1,556,180	05/2014	57,937	—
SOYBEAN OIL	63	USD	1,582,686	07/2014	123,616	—
SUGAR #11	57	USD	1,127,414	04/2014	2,501	—
SUGAR #11 (WORLD)	58	USD	1,155,638	06/2014	—	(18,413)
WHEAT (CBT)	55	USD	1,672,688	07/2014	47,808	—
WTI CRUDE	32	USD	3,198,720	06/2014	228,377	—
Total					1,864,708	(143,032)

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,511,742	46,358,302	(78,470,874)	51,399,170	44,144	51,399,170

(c)	Also represents the cost of securities for federal income tax purposes at February 28, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	51,399,170	—	—	51,399,170
Total Mutual Funds	51,399,170	—	—	51,399,170
Derivatives
Assets
Futures Contracts	1,864,708	—	—	1,864,708
Liabilities
Futures Contracts	(143,032)	—	—	(143,032)
Total	53,120,846	—	—	53,120,846

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Diversified Equity Income Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 9.7%
Auto Components 1.1%
TRW Automotive Holdings Corp. (a)	353,036	$29,061,924
Automobiles 1.0%
General Motors Co. (a)	766,520	27,748,024
Household Durables 0.7%
Mohawk Industries, Inc. (a)	138,472	19,597,942
Media 4.2%
DISH Network Corp., Class A (a)	480,712	28,285,094
Interpublic Group of Companies, Inc. (The)	571,380	10,124,854
Time Warner Cable, Inc.	123,390	17,317,786
Walt Disney Co. (The)	750,105	60,615,985
Total		116,343,719
Multiline Retail 1.6%
Kohl’s Corp.	264,792	14,878,663
Macy’s, Inc.	508,714	29,434,192
Total		44,312,855
Specialty Retail 1.1%
Home Depot, Inc. (The)	358,640	29,419,239
TOTAL CONSUMER DISCRETIONARY		266,483,703
CONSUMER STAPLES 5.8%
Beverages 1.9%
Coca-Cola Co. (The)	552,120	21,090,984
Coca-Cola Enterprises, Inc.	681,660	32,092,553
Total		53,183,537
Food & Staples Retailing 1.9%
CVS Caremark Corp.	713,088	52,155,256
Household Products 1.0%
Procter & Gamble Co. (The)	351,766	27,669,913
Tobacco 1.0%
Philip Morris International, Inc.	347,480	28,114,607
TOTAL CONSUMER STAPLES		161,123,313

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 13.4%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	271,137	$25,215,741
Oil, Gas & Consumable Fuels 12.5%
Anadarko Petroleum Corp.	497,513	41,870,694
Apache Corp.	380,373	30,159,775
BP PLC, ADR	713,458	36,108,109
Chevron Corp.	766,608	88,412,901
ConocoPhillips	777,106	51,677,549
EOG Resources, Inc.	152,010	28,793,734
Exxon Mobil Corp.	292,530	28,161,863
Marathon Petroleum Corp.	220,080	18,486,720
Phillips 66	270,880	20,278,077
Total		343,949,422
TOTAL ENERGY		369,165,163
FINANCIALS 27.6%
Capital Markets 4.3%
Goldman Sachs Group, Inc. (The)	125,668	20,917,439
Invesco Ltd.	851,153	29,194,548
Morgan Stanley	1,189,322	36,631,117
State Street Corp.	503,373	33,056,505
Total		119,799,609
Commercial Banks 6.8%
Fifth Third Bancorp	1,084,908	23,537,079
PNC Financial Services Group, Inc. (The)	390,179	31,908,839
U.S. Bancorp	795,539	32,728,474
Wells Fargo & Co.	1,783,325	82,781,946
Zions Bancorporation	544,064	16,974,797
Total		187,931,135
Consumer Finance 1.2%
Discover Financial Services	556,375	31,924,797
Diversified Financial Services 9.8%
Bank of America Corp.	4,012,704	66,329,997
Berkshire Hathaway, Inc., Class B (a)	495,815	57,405,461
Citigroup, Inc.	1,358,279	66,053,108
JPMorgan Chase & Co.	1,414,556	80,375,072
Total		270,163,638
Insurance 4.1%
ACE Ltd.	411,218	40,245,906
Aflac, Inc.	440,399	28,220,768
MetLife, Inc.	469,803	23,804,918

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Prudential Financial, Inc.	244,870	$20,711,104
Total		112,982,696
Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	269,500	21,956,165
ProLogis, Inc.	394,987	16,269,515
Total		38,225,680
TOTAL FINANCIALS		761,027,555
HEALTH CARE 15.0%
Health Care Equipment & Supplies 2.1%
Covidien PLC	291,980	21,007,961
St. Jude Medical, Inc.	529,536	35,648,364
Total		56,656,325
Health Care Providers & Services 3.0%
Aetna, Inc.	350,682	25,498,088
Cardinal Health, Inc.	354,299	25,343,008
UnitedHealth Group, Inc.	412,819	31,898,524
Total		82,739,620
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	338,610	42,170,489
Pharmaceuticals 8.4%
GlaxoSmithKline PLC, ADR	375,787	21,021,525
Jazz Pharmaceuticals PLC (a)	127,624	19,391,829
Johnson & Johnson	785,958	72,402,451
Merck & Co., Inc.	1,190,064	67,821,747
Pfizer, Inc.	1,609,858	51,692,540
Total		232,330,092
TOTAL HEALTH CARE		413,896,526
INDUSTRIALS 11.5%
Aerospace & Defense 3.1%
Boeing Co. (The)	156,284	20,148,133
Honeywell International, Inc.	291,810	27,558,537
Raytheon Co.	383,719	37,569,927
Total		85,276,597
Airlines 1.6%
Delta Air Lines, Inc.	676,188	22,456,203
United Continental Holdings, Inc. (a)	472,761	21,255,335
Total		43,711,538

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.2%
Eaton Corp. PLC	461,180	$34,454,758
Industrial Conglomerates 1.9%
General Electric Co.	2,085,769	53,124,536
Machinery 2.8%
AGCO Corp.	487,846	25,602,158
Ingersoll-Rand PLC	402,845	24,629,944
Parker Hannifin Corp.	218,124	26,294,848
Total		76,526,950
Road & Rail 0.9%
Union Pacific Corp.	134,316	24,227,920
TOTAL INDUSTRIALS		317,322,299
INFORMATION TECHNOLOGY 9.6%
Communications Equipment 2.3%
Cisco Systems, Inc.	2,852,153	62,176,935
Computers & Peripherals 3.7%
Apple, Inc.	98,095	51,621,513
EMC Corp.	1,209,324	31,889,874
Western Digital Corp.	219,670	19,109,093
Total		102,620,480
IT Services 1.0%
MasterCard, Inc., Class A	348,690	27,100,187
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	835,730	24,837,895
KLA-Tencor Corp.	318,280	20,735,942
Total		45,573,837
Software 1.0%
Oracle Corp.	691,406	27,040,889
TOTAL INFORMATION TECHNOLOGY		264,512,328
MATERIALS 1.2%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	372,997	32,853,576
TOTAL MATERIALS		32,853,576

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	708,197	$33,696,021
Wireless Telecommunication Services 0.8%
Vodafone Group PLC, ADR	537,005	22,323,309
TOTAL TELECOMMUNICATION SERVICES		56,019,330
UTILITIES 2.9%
Electric Utilities 1.8%
Duke Energy Corp.	202,417	14,347,317
Edison International	299,610	15,690,575
NextEra Energy, Inc.	201,948	18,456,028
Total		48,493,920
Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	416,870	15,282,455
Sempra Energy	172,477	16,293,902
Total		31,576,357
TOTAL UTILITIES		80,070,277
Total Common Stocks (Cost: $2,199,052,472)		$2,722,474,070

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.098% (b)(c)	31,491,378	$31,491,378
Total Money Market Funds (Cost: $31,491,378)		$31,491,378
Total Investments
(Cost: $2,230,543,850) (d)		$2,753,965,448(e)
Other Assets & Liabilities, Net		4,703,005
Net Assets		$2,758,668,453

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,948,424	658,296,028	(648,753,074)	31,491,378	38,135	31,491,378

(d)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $2,230,544,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$538,584,000
Unrealized Depreciation	(15,163,000)
Net Unrealized Appreciation	$523,421,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	266,483,703	—	—	266,483,703
Consumer Staples	161,123,313	—	—	161,123,313
Energy	369,165,163	—	—	369,165,163
Financials	761,027,555	—	—	761,027,555
Health Care	413,896,526	—	—	413,896,526
Industrials	317,322,299	—	—	317,322,299
Information Technology	264,512,328	—	—	264,512,328
Materials	32,853,576	—	—	32,853,576
Telecommunication Services	56,019,330	—	—	56,019,330
Utilities	80,070,277	—	—	80,070,277
Total Equity Securities	2,722,474,070	—	—	2,722,474,070
Mutual Funds
Money Market Funds	31,491,378	—	—	31,491,378
Total Mutual Funds	31,491,378	—	—	31,491,378
Total	2,753,965,448	—	—	2,753,965,448

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.1%
CONSUMER DISCRETIONARY 5.9%
Automobiles 1.1%
Daimler AG, Registered Shares	577,449	$53,817,023
General Motors Co. (a)	286,277	10,363,227
Total		64,180,250
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	815,742	77,617,851
Household Durables 0.8%
Leggett & Platt, Inc.	1,501,661	48,128,235
Media 2.7%
Gannett Co., Inc.	1,713,229	50,968,563
National CineMedia, Inc.	1,594,673	24,494,177
Pearson PLC	1,120,488	19,007,064
Reed Elsevier NV	1,380,954	30,269,365
Regal Entertainment Group, Class A	1,925,234	35,424,306
Total		160,163,475
TOTAL CONSUMER DISCRETIONARY		350,089,811
CONSUMER STAPLES 12.0%
Beverages 0.9%
Coca-Cola Co. (The)	1,419,061	54,208,130
Food & Staples Retailing 0.4%
SYSCO Corp.	663,621	23,903,628
Food Products 1.9%
ConAgra Foods, Inc.	1,095,300	31,106,520
Kraft Foods Group, Inc.	1,453,565	80,338,538
Total		111,445,058
Household Products 3.6%
Kimberly-Clark Corp.	406,268	44,831,674
Procter & Gamble Co. (The)	2,153,802	169,418,065
Total		214,249,739
Tobacco 5.2%
Altria Group, Inc.	1,669,220	60,525,917
Lorillard, Inc.	2,275,035	111,613,217
Philip Morris International, Inc.	1,657,386	134,099,102
Total		306,238,236
TOTAL CONSUMER STAPLES		710,044,791

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 12.1%
Oil, Gas & Consumable Fuels 12.1%
Chevron Corp.	1,927,675	$222,318,758
ConocoPhillips	1,280,221	85,134,696
Enbridge Energy Management LLC (a)(b)	57,216	31
Exxon Mobil Corp.	1,179,843	113,583,486
Kinder Morgan Management LLC (b)	2,471	2
Newfield Exploration Co. (a)	1	28
Occidental Petroleum Corp.	991,468	95,696,491
Phillips 66	501,004	37,505,159
Royal Dutch Shell PLC, Class A	3,397,007	123,894,692
Spectra Energy Corp.	1,146,378	42,736,972
Total		720,870,315
TOTAL ENERGY		720,870,315
FINANCIALS 8.0%
Capital Markets 1.6%
BlackRock, Inc.	238,111	72,585,757
New Mountain Finance Corp.	1,486,180	22,322,424
Total		94,908,181

Commercial Banks 2.9%
Bank of Montreal	882,543	58,221,362
M&T Bank Corp.	609,090	71,013,803
National Australia Bank Ltd.	524,609	16,314,790
Toronto-Dominion Bank (The)	658,990	29,872,016
Total		175,421,971
Diversified Financial Services 3.2%
JPMorgan Chase & Co.	3,300,625	187,541,513
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	596,800	19,073,728
TOTAL FINANCIALS		476,945,393
HEALTH CARE 16.5%
Health Care Providers & Services 0.2%
Cardinal Health, Inc.	114,156	8,165,578
Pharmaceuticals 16.3%
AbbVie, Inc.	1,853,517	94,362,550
Bristol-Myers Squibb Co.	662,995	35,649,241
Eli Lilly & Co.	1,347,215	80,307,486
Johnson & Johnson	2,660,633	245,097,512
Merck & Co., Inc.	3,721,878	212,109,827

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Novartis AG, ADR	420,198	$34,952,070
Pfizer, Inc.	5,816,417	186,765,150
Roche Holding AG, Genusschein Shares	259,106	79,956,076
Total		969,199,912
TOTAL HEALTH CARE		977,365,490
INDUSTRIALS 7.2%
Aerospace & Defense 2.9%
Honeywell International, Inc.	658,370	62,176,463
Lockheed Martin Corp.	680,419	110,432,004
Total		172,608,467
Commercial Services & Supplies 1.5%
RR Donnelley & Sons Co.	2,176,311	41,632,829
Waste Management, Inc.	719,650	29,865,475
West Corp.	784,306	19,701,767
Total		91,200,071
Electrical Equipment 1.1%
Eaton Corp. PLC	827,677	61,835,749
Industrial Conglomerates 1.4%
General Electric Co.	3,313,241	84,388,248
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,281,162	19,371,169
TOTAL INDUSTRIALS		429,403,704
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 2.5%
Cisco Systems, Inc.	6,705,269	146,174,864
Computers & Peripherals 0.5%
Apple, Inc.	29,997	15,785,621
Seagate Technology PLC	311,549	16,259,743
Total		32,045,364
IT Services 0.4%
Paychex, Inc.	584,739	24,418,701
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	446,843	22,708,561
Intel Corp.	4,173,056	103,324,867

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	298,387	$9,760,239
Microchip Technology, Inc.	1,727,890	78,705,389
Total		214,499,056
Software 3.5%
CA, Inc.	724,605	24,274,267
Microsoft Corp.	4,783,796	183,267,225
Total		207,541,492
TOTAL INFORMATION TECHNOLOGY		624,679,477
MATERIALS 4.4%
Chemicals 1.1%
Dow Chemical Co. (The)	262,201	12,771,811
LyondellBasell Industries NV, Class A	572,672	50,440,950
Total		63,212,761
Containers & Packaging 2.0%
Packaging Corp. of America	1,657,097	120,785,800
Paper & Forest Products 1.3%
International Paper Co.	1,548,936	75,727,481
TOTAL MATERIALS		259,726,042
TELECOMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 6.8%
AT&T, Inc.	3,514,155	112,206,969
BCE, Inc.	1,037,225	45,223,010
CenturyLink, Inc.	2,229,732	69,701,422
Deutsche Telekom AG, ADR	5,591,759	94,249,098
Telefonica SA, ADR	1	15
Telstra Corp., Ltd.	7,954,064	35,882,710
Verizon Communications, Inc.	1,002,731	47,709,946
Total		404,973,170
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	872,969	36,289,318
TOTAL TELECOMMUNICATION SERVICES		441,262,488
UTILITIES 6.1%
Electric Utilities 2.5%
American Electric Power Co., Inc.	498,280	25,013,656
Duke Energy Corp.	747,066	52,952,038
PPL Corp.	1,138,133	36,750,315

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Terna Rete Elettrica Nazionale SpA	6,265,123	$31,996,680
Total		146,712,689
Multi-Utilities 3.6%
Ameren Corp.	780,694	31,547,844
Dominion Resources, Inc.	560,824	38,921,186
National Grid PLC	3,096,148	43,265,969
PG&E Corp.	691,809	30,481,105
Public Service Enterprise Group, Inc.	566,478	20,767,083
SCANA Corp.	210,058	10,397,871
Sempra Energy	447,713	42,295,447
Total		217,676,505
TOTAL UTILITIES		364,389,194
Total Common Stocks (Cost: $4,708,182,906)		$5,354,776,705

Convertible Preferred Stocks 0.3%
FINANCIALS 0.1%
Insurance 0.1%
MetLife, Inc., 5.000%	209,992	6,213,663
TOTAL FINANCIALS		6,213,663
MATERIALS 0.2%
Metals & Mining 0.2%
ArcelorMittal 6.00%	495,415	11,681,886
TOTAL MATERIALS		11,681,886
Total Convertible Preferred Stocks (Cost: $18,310,643)		$17,895,549

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	3,024,000	$4,433,940

Total Convertible Bonds (Cost: $3,024,000)			$4,433,940

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 7.9%
Deutsche Bank AG (c)(d)
Senior Unsecured
(linked to common stock of Apple, Inc.)
04/11/14	0.000%	$211,670	$112,977,169
(linked to common stock of Gilead Sciences, Inc.)
04/11/14	0.000%	1,199,730	55,983,001
Goldman Sachs Group, Inc. (The)
Senior Unsecured
(linked to common stock of Walgreen Co.)
06/06/14	1.000%	585,870	39,569,074
Goldman Sachs Group, Inc. (The) (d)
Senior Unsecured
(linked to common stock of Apple, Inc.)
04/16/14	1.000%	104,885	55,724,771
(linked to common stock of Bank of America Corp.)
05/20/14	1.000%	5,226,200	81,808,531
(linked to common stock of Boston Scientific Corp.)
03/11/14	1.000%	5,067,700	65,258,293
(linked to common stock of Comcast Corp.)
04/16/14	1.000%	538,560	27,755,228
JPMorgan Chase & Co. Senior Unsecured (linked to common stock of Dow Chemical Co. (The)) (d)
04/21/14	4.000%	346,197	28,640,878

Total Equity-Linked Notes (Cost: $453,537,690)			$467,716,945

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.098% (e)(f)	109,980,980	$109,980,980
Total Money Market Funds (Cost: $109,980,980)		$109,980,980
Total Investments
(Cost: $5,293,036,219) (g)		$5,954,804,119(h)
Other Assets & Liabilities, Net		(14,854,340)
Net Assets		$5,939,949,779

Notes to Portfolio of Investments

(a)           Non-income producing.

(b)                                     Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $33, representing less than 0.01% of net assets.  Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-09	11
Kinder Morgan Management LLC	11-18-05	—

(c)                                     Zero coupon bond.

(d)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $428,147,871 or 7.21% of net assets.

(e)                                     The rate shown is the seven-day current annualized yield at February 28, 2014.

(f)                                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	168,075,571	2,176,916,581	(2,235,011,172)	109,980,980	101,360	109,980,980

(g)                                     At February 28, 2014, the cost of securities for federal income tax purposes was approximately $5,293,036,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$720,706,000
Unrealized Depreciation	(58,938,000)
Net Unrealized Appreciation	$661,768,000

(h)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the  measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar    securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and   judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated November 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	246,996,360	103,093,451	—	350,089,811
Consumer Staples	710,044,791	—	—	710,044,791
Energy	596,975,591	123,894,724	—	720,870,315
Financials	460,630,603	16,314,790	—	476,945,393
Health Care	897,409,414	79,956,076	—	977,365,490
Industrials	429,403,704	—	—	429,403,704
Information Technology	624,679,477	—	—	624,679,477
Materials	259,726,042	—	—	259,726,042
Telecommunication Services	405,379,778	35,882,710	—	441,262,488
Utilities	289,126,544	75,262,650	—	364,389,194
Convertible Preferred Stocks
Financials	6,213,663	—	—	6,213,663
Materials	11,681,886	—	—	11,681,886
Total Equity Securities	4,938,267,853	434,404,401	—	5,372,672,254
Bonds
Convertible Bonds	—	4,433,940	—	4,433,940
Total Bonds	—	4,433,940	—	4,433,940
Other
Equity-Linked Notes	—	467,716,945	—	467,716,945
Total Other	—	467,716,945	—	467,716,945
Mutual Funds
Money Market Funds	109,980,980	—	—	109,980,980
Total Mutual Funds	109,980,980	—	—	109,980,980
Total	5,048,248,833	906,555,286	—	5,954,804,119

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 36.0%

CONSUMER DISCRETIONARY 1.0%

Automobiles 1.0%

General Motors Co. (a)	67,500	$2,443,500
TOTAL CONSUMER DISCRETIONARY		2,443,500

CONSUMER STAPLES 2.0%

Household Products 1.0%

Procter & Gamble Co. (The)	31,530	2,480,150

Tobacco 1.0%

Philip Morris International, Inc.	30,020	2,428,918
TOTAL CONSUMER STAPLES		4,909,068

ENERGY 4.5%

Energy Equipment & Services 1.0%

Ensco PLC, Class A	47,500	2,501,350

Oil, Gas & Consumable Fuels 3.5%

BP PLC, ADR	47,500	2,403,975
Chevron Corp.	32,500	3,748,225
ConocoPhillips	35,060	2,331,490
Total		8,483,690
TOTAL ENERGY		10,985,040

FINANCIALS 8.1%

Capital Markets 2.0%

Ares Capital Corp.	135,420	2,441,623
BlackRock, Inc.	8,230	2,508,833
Total		4,950,456

Commercial Banks 2.1%

Bank of Montreal	2,500	164,925
Cullen/Frost Bankers, Inc.	33,440	2,495,961
U.S. Bancorp	60,000	2,468,400
Total		5,129,286

Diversified Financial Services 1.0%

JPMorgan Chase & Co.	42,540	2,417,123

Insurance 1.0%

Aflac, Inc.	37,520	2,404,282

Real Estate Investment Trusts (REITs) 2.0%

Colony Financial, Inc.	59,440	1,342,155

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Rayonier, Inc.	25,500	$1,200,795
Starwood Property Trust, Inc.	80,000	1,921,600
Starwood Waypoint Residential Trust (a)	14,000	379,540
Total		4,844,090
TOTAL FINANCIALS		19,745,237

HEALTH CARE 4.9%

Biotechnology 0.5%

Amgen, Inc.	10,000	1,240,200

Pharmaceuticals 4.4%

AbbVie, Inc.	67,670	3,445,080
GlaxoSmithKline PLC, ADR	42,500	2,377,450
Johnson & Johnson	25,510	2,349,981
Merck & Co., Inc.	45,000	2,564,550
Total		10,737,061
TOTAL HEALTH CARE		11,977,261

INDUSTRIALS 3.5%

Aerospace & Defense 1.0%

Raytheon Co.	24,950	2,442,854

Industrial Conglomerates 1.5%

General Electric Co.	145,140	3,696,716

Road & Rail 1.0%

CSX Corp.	89,830	2,489,189
TOTAL INDUSTRIALS		8,628,759

INFORMATION TECHNOLOGY 4.7%

Communications Equipment 1.0%

Cisco Systems, Inc.	107,500	2,343,500

Computers & Peripherals 1.0%

Apple, Inc.	4,760	2,504,902

IT Services 0.9%

Automatic Data Processing, Inc.	30,000	2,333,400

Semiconductors & Semiconductor Equipment 1.8%

Intel Corp.	100,000	2,476,000

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Microchip Technology, Inc.	42,990	$1,958,195
Total		4,434,195
TOTAL INFORMATION TECHNOLOGY		11,615,997

MATERIALS 1.9%

Chemicals 0.9%

Dow Chemical Co. (The)	47,670	2,322,006

Paper & Forest Products 1.0%

International Paper Co.	48,030	2,348,186
TOTAL MATERIALS		4,670,192

TELECOMMUNICATION SERVICES 3.5%

Diversified Telecommunication Services 3.5%

AT&T, Inc.	74,860	2,390,280
CenturyLink, Inc.	80,000	2,500,800
Verizon Communications, Inc.	75,000	3,568,500
Total		8,459,580
TOTAL TELECOMMUNICATION SERVICES		8,459,580

UTILITIES 1.9%

Electric Utilities 0.9%

Duke Energy Corp.	32,320	2,290,842

Multi-Utilities 1.0%

Dominion Resources, Inc.	35,000	2,429,000
TOTAL UTILITIES		4,719,842

Total Common Stocks (Cost: $79,065,035)		$88,154,476

Convertible Preferred Stocks 14.6%

CONSUMER STAPLES 1.7%

Food Products 1.7%

Bunge Ltd., 4.875%	22,500	2,364,637
Post Holdings, Inc., 3.750% (b)	14,000	1,807,848
Total		4,172,485
TOTAL CONSUMER STAPLES		4,172,485

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

ENERGY 1.4%

Oil, Gas & Consumable Fuels 1.4%

Chesapeake Energy Corp., 5.750% (b)	3,100	$3,462,313
TOTAL ENERGY		3,462,313

FINANCIALS 5.5%

Commercial Banks 1.0%

Wells Fargo & Co., 7.500%	2,100	2,473,800

Diversified Financial Services 1.0%

Bank of America Corp., 7.250%	2,100	2,421,384

Real Estate Investment Trusts (REITs) 3.5%

Alexandria Real Estate Equities, Inc., 7.000%	90,000	2,430,000
Health Care REIT, Inc., 6.500%	45,000	2,520,000
Weyerhaeuser Co., 6.375%	42,500	2,314,550
iStar Financial, Inc., 4.500%	19,000	1,262,322
Total		8,526,872
TOTAL FINANCIALS		13,422,056

HEALTH CARE 0.5%

Health Care Equipment & Supplies 0.5%

Alere, Inc., 3.000%	3,910	1,154,037
TOTAL HEALTH CARE		1,154,037

INDUSTRIALS 1.5%

Aerospace & Defense 1.0%

United Technologies Corp., 7.500%	37,500	2,492,625

Machinery 0.5%

Stanley Black & Decker, Inc., 6.250%	11,000	1,175,900
TOTAL INDUSTRIALS		3,668,525

TELECOMMUNICATION SERVICES 1.0%

Wireless Telecommunication Services 1.0%

Crown Castle International Corp., 4.500%	25,000	2,534,100
TOTAL TELECOMMUNICATION SERVICES		2,534,100

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

UTILITIES 3.0%

Electric Utilities 2.0%

NextEra Energy, Inc., 5.599%	40,000	$2,430,580
PPL Corp., 8.750%	47,500	2,516,550
Total		4,947,130

Multi-Utilities 1.0%

CenterPoint Energy, Inc., 3.719% (c)	47,500	2,550,156
TOTAL UTILITIES		7,497,286

Total Convertible Preferred Stocks (Cost: $33,386,508)		$35,910,802

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 20.9%

Aerospace & Defense 0.4%

ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	998,000	$965,565

Automotive 2.1%

Allison Transmission, Inc. (b)
05/15/19	7.125%	1,500,000	1,620,000
Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	2,100,000	2,294,250
Visteon Corp.
04/15/19	6.750%	1,120,000	1,180,200
Total			5,094,450

Banking 0.4%

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	931,000	1,056,685

Building Materials 1.0%

Stanley Black & Decker, Inc. (c)
12/15/53	5.750%	2,300,000	2,472,500

Construction Machinery 0.6%

United Rentals North America, Inc.
09/15/20	8.375%	1,300,000	1,456,000

Diversified Manufacturing 2.1%

Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	2,500,000	2,556,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)

Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	$2,350,000	$2,514,500
Total			5,070,750

Electric 0.9%

AES Corp. (The) Senior Unsecured
07/01/21	7.375%	2,000,000	2,275,000

Food and Beverage 1.1%

Chiquita Brands International, Inc./LLC Senior Secured
02/01/21	7.875%	813,000	895,926
Post Holdings, Inc. (b)
12/01/21	6.750%	1,143,000	1,224,439
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	475,000	522,500
Total			2,642,865

Health Care 2.0%

Alere, Inc.
06/15/20	6.500%	2,400,000	2,520,000
HCA, Inc. Senior Secured
03/15/22	5.875%	2,150,000	2,348,875
Total			4,868,875

Home Construction 1.1%

Beazer Homes USA, Inc.
06/15/18	9.125%	2,050,000	2,173,000
Lennar Corp.
06/15/19	4.500%	500,000	510,625
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	115,000	113,850
Total			2,797,475

Independent Energy 2.1%

Goodrich Petroleum Corp.
03/15/19	8.875%	2,400,000	2,472,000
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	438,000	459,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Stone Energy Corp.
11/15/22	7.500%	$2,100,000	$2,262,750
Total			5,194,650

Media Non-Cable 0.9%

AMC Networks, Inc.
07/15/21	7.750%	2,000,000	2,275,000

Metals 1.9%

Alpha Natural Resources, Inc.
04/15/18	9.750%	2,100,000	2,173,500
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	2,350,000	2,491,000
Total			4,664,500

Pharmaceuticals 1.3%

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	882,000	987,840
Salix Pharmaceuticals Ltd. (b)
01/15/21	6.000%	2,120,000	2,268,400
Total			3,256,240

Retailers 1.2%

99 Cents Only Stores
12/15/19	11.000%	600,000	685,500
Rite Aid Corp.
03/15/20	9.250%	700,000	805,000
Senior Unsecured
02/15/27	7.700%	1,340,000	1,457,250
Total			2,947,750

Wireless 1.3%

NII International Telecom SCA (b)
08/15/19	7.875%	1,900,000	1,320,500
Sprint Communications, Inc. (b)
11/15/18	9.000%	1,500,000	1,830,000
Total			3,150,500

Wirelines 0.5%

Level 3 Financing, Inc.
06/01/20	7.000%	1,050,000	1,140,562

Total Corporate Bonds & Notes (Cost: $49,442,644)			$51,329,367

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 22.2%

Automotive 0.8%

Navistar International Corp. Senior Subordinated Notes (b)
10/15/18	4.500%	$1,830,000	$1,898,332

Brokerage 0.5%

Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	1,410,000	1,268,119

Building Materials 0.7%

Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,200,000	1,759,500

Food and Beverage 0.6%

Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	1,600,000	1,565,000

Gaming 1.0%

MGM Resorts International
04/15/15	4.250%	1,550,000	2,388,937

Health Care 2.0%

HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	1,100,000	1,344,750
Omnicare, Inc.
04/01/42	3.750%	1,600,000	2,381,712
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	700,000	1,185,625
Total			4,912,087

Independent Energy 0.5%

Endeavour International Corp.
07/15/16	5.500%	1,460,000	1,160,700

Integrated Energy 0.9%

American Energy - Utica LLC PIK (b)
03/01/21	3.500%	666,000	658,408
GT Advanced Technologies, Inc. Senior Unsecured
12/15/20	3.000%	1,020,000	1,451,817
Total			2,110,225

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Media Non-Cable 0.5%

Liberty Interactive LLC Senior Unsecured (b)
03/30/43	0.750%	$970,000	$1,227,768

Metals 0.9%

Alpha Natural Resources, Inc.
12/31/20	4.875%	1,250,000	1,173,438
Jaguar Mining, Inc. Senior Unsecured (b)(d)(e)
11/01/14	4.500%	500,000	25,000
James River Coal Co. (b)
06/01/18	10.000%	1,218,000	182,700
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	1,100,000	893,200
Total			2,274,338

Non-Captive Consumer 0.5%

DFC Global Corp. Senior Unsecured
04/01/28	3.000%	1,400,000	1,274,000

Non-Captive Diversified 0.5%

Air Lease Corp. Senior Unsecured
12/01/18	3.875%	800,000	1,202,500

Other Financial Institutions 1.0%

Forest City Enterprises, Inc. Senior Unsecured (b)
08/15/20	3.625%	2,297,000	2,417,087

Pharmaceuticals 2.0%

Dendreon Corp. Senior Unsecured
01/15/16	2.875%	1,800,000	1,314,000
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	1,075,000	1,310,156
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	2,200,000	2,261,875
Total			4,886,031

Property & Casualty 1.1%

MGIC Investment Corp. (b)
04/01/63	9.000%	2,150,000	2,553,125

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Property & Casualty (continued)

Railroads 1.0%

Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	$1,850,000	$2,503,281

Refining 0.9%

Clean Energy Fuels Corp. Senior Unsecured (b)
10/01/18	5.250%	2,450,000	2,179,069

REITs 1.0%

Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	2,260,000	2,499,470

Technology 4.2%

Ciena Corp. Senior Unsecured (b)
10/15/18	3.750%	1,550,000	2,287,428
Ixia Senior Notes
12/15/15	3.000%	1,240,000	1,292,700
Mentor Graphics Corp.
04/01/31	4.000%	2,020,000	2,509,850
NQ Mobile, Inc. Senior Unsecured (b)
10/15/18	4.000%	555,000	505,050
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	2,500,000	2,478,125
TiVo, Inc. Senior Unsecured (b)
03/15/16	4.000%	900,000	1,230,187
Total			10,303,340

Tobacco 0.7%

Vector Group Ltd. Senior Unsecured (c)
01/15/19	2.500%	1,350,000	1,723,248

Transportation Services 0.9%

DryShips, Inc. Senior Unsecured
12/01/14	5.000%	1,140,000	1,126,463

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Transportation Services (continued)

Wabash National Corp. Senior Unsecured
05/01/18	3.375%	$840,000	$1,165,500
Total			2,291,963

Total Convertible Bonds (Cost: $50,741,017)			$54,398,120

Preferred Debt 0.4%

BANKING 0.4%

Synovus Financial Corp. (c)
12/31/49	7.875%	38,000	$1,064,760

Total Preferred Debt (Cost: $980,355)			$1,064,760

	Shares	Value

Money Market Funds 6.4%

JPMorgan Prime Money Market Fund, 0.010% (f)	15,663,981	$15,663,981

Total Money Market Funds (Cost: $15,663,981)		$15,663,981

Total Investments
(Cost: $229,279,540) (g)		$246,521,506(h)
Other Assets & Liabilities, Net		(1,325,652)
Net Assets		$245,195,854

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $36,818,059 or 15.02% of net assets.

(c)	Variable rate security.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $25,000, representing 0.01% of net assets. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Jaguar Mining, Inc.
Senior Unsecured
11/01/14 4.500%	09-13-2012	399,069

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $25,000, which represents 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(g)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $229,280,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,192,000
Unrealized Depreciation	(2,950,000)
Net Unrealized Appreciation	$17,242,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,443,500	—	—	2,443,500
Consumer Staples	4,909,068	—	—	4,909,068
Energy	10,985,040	—	—	10,985,040
Financials	19,745,237	—	—	19,745,237
Health Care	11,977,261	—	—	11,977,261
Industrials	8,628,759	—	—	8,628,759
Information Technology	11,615,997	—	—	11,615,997
Materials	4,670,192	—	—	4,670,192
Telecommunication Services	8,459,580	—	—	8,459,580
Utilities	4,719,842	—	—	4,719,842
Convertible Preferred Stocks
Consumer Staples	—	4,172,485	—	4,172,485
Energy	—	3,462,313	—	3,462,313
Financials	9,729,734	3,692,322	—	13,422,056
Health Care	1,154,037	—	—	1,154,037
Industrials	3,668,525	—	—	3,668,525
Telecommunication Services	—	2,534,100	—	2,534,100
Utilities	2,516,550	4,980,736	—	7,497,286
Total Equity Securities	105,223,322	18,841,956	—	124,065,278
Bonds
Corporate Bonds & Notes	—	51,329,367	—	51,329,367
Convertible Bonds	—	54,398,120	—	54,398,120
Preferred Debt	1,064,760	—	—	1,064,760
Total Bonds	1,064,760	105,727,487	—	106,792,247
Mutual Funds
Money Market Funds	15,663,981	—	—	15,663,981
Total Mutual Funds	15,663,981	—	—	15,663,981
Total	121,952,063	124,569,443	—	246,521,506

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 89.2%
Aerospace & Defense 1.1%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$11,340,000	$10,971,450
Bombardier, Inc. (a)
Senior Notes
01/15/23	6.125%	2,078,000	2,098,780
Senior Unsecured
03/15/20	7.750%	2,332,000	2,606,010
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	2,643,000	2,940,338
TransDigm, Inc.
07/15/21	7.500%	3,579,000	3,945,847
Total			22,562,425
Automotive 2.7%
Allison Transmission, Inc. (a)
05/15/19	7.125%	4,538,000	4,901,040
American Axle & Manufacturing, Inc.
02/15/19	5.125%	2,851,000	2,972,168
03/15/21	6.250%	3,464,000	3,706,480
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	5,104,000	5,780,280
Chrysler Group LLC/Co-Issuer, Inc. (a)
Secured
06/15/19	8.000%	3,524,000	3,880,805
General Motors Co. Senior Unsecured (a)
10/02/23	4.875%	6,250,000	6,546,875
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	3,186,000	3,249,720
02/01/23	5.625%	5,015,000	5,240,675
Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	640,000	715,200
05/15/21	4.750%	3,449,000	3,492,113
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	2,634,000	2,809,951
Titan International, Inc. Senior Secured (a)
10/01/20	6.875%	2,654,000	2,806,605
Visteon Corp.
04/15/19	6.750%	7,394,000	7,791,427
Total			53,893,339
Banking 2.0%
Ally Financial, Inc.
01/27/19	3.500%	2,148,000	2,164,110
03/15/20	8.000%	20,687,000	25,600,162
09/15/20	7.500%	2,147,000	2,597,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$8,045,000	$9,131,075
Total			39,493,217
Brokerage 0.9%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,066,000	7,666,610
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	1,086,000	1,137,585
10/15/20	9.500%	7,831,000	8,359,593
Total			17,163,788
Building Materials 1.8%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	3,388,000	3,536,225
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	6,753,000	6,871,177
Gibraltar Industries, Inc.
02/01/21	6.250%	1,557,000	1,642,635
HD Supply, Inc.
07/15/20	7.500%	7,509,000	8,222,355
07/15/20	11.500%	2,860,000	3,489,200
Senior Secured
04/15/19	8.125%	235,000	264,375
Interface, Inc.
12/01/18	7.625%	1,536,000	1,647,360
Nortek, Inc.
12/01/18	10.000%	899,000	991,148
04/15/21	8.500%	4,798,000	5,373,760
Ply Gem Industries, Inc. (a)
02/01/22	6.500%	2,654,000	2,680,540
USG Corp. (a)
11/01/21	5.875%	1,404,000	1,495,260
Total			36,214,035
Chemicals 2.7%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	5,083,000	5,495,994
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,280,000	3,534,200
Huntsman International LLC
11/15/20	4.875%	2,397,000	2,441,944
03/15/21	8.625%	490,000	553,700
INEOS Group Holdings SA (a)
02/15/19	5.875%	4,876,000	5,022,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	$4,940,000	$5,705,700
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	8,038,000	8,600,660
10/15/20	10.000%	1,028,000	1,097,390
PQ Corp. Secured (a)
05/01/18	8.750%	19,069,000	21,023,572
SPCM SA Senior Unsecured (a)
01/15/22	6.000%	882,000	934,920
Total			54,410,360
Construction Machinery 2.1%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	2,337,000	2,529,803
CNH Capital LLC
04/15/18	3.625%	3,045,000	3,090,675
Case New Holland Industrial, Inc.
12/01/17	7.875%	11,817,000	13,840,661
Columbus McKinnon Corp.
02/01/19	7.875%	2,136,000	2,306,880
H&E Equipment Services, Inc.
09/01/22	7.000%	1,138,000	1,251,800
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	8,055,000	8,457,750
United Rentals North America, Inc.
05/15/20	7.375%	3,182,000	3,555,885
04/15/22	7.625%	2,360,000	2,681,550
Secured
07/15/18	5.750%	744,000	797,940
Senior Unsecured
02/01/21	8.250%	2,760,000	3,115,350
Total			41,628,294
Consumer Cyclical Services 1.4%
ADT Corp. (The) Senior Unsecured (a)
10/15/21	6.250%	3,700,000	3,894,250
APX Group, Inc.
12/01/20	8.750%	4,934,000	5,143,695
Senior Secured
12/01/19	6.375%	9,541,000	9,839,156
APX Group, Inc. (a)
12/01/20	8.750%	1,812,000	1,884,480
Monitronics International, Inc.
04/01/20	9.125%	4,428,000	4,737,960

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	$3,335,000	$3,393,363
Total			28,892,904
Consumer Products 1.9%
Alphabet Holding Co., Inc. Senior Unsecured (a)
11/01/17	7.750%	2,804,000	2,898,635
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	1,994,000	2,158,505
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	7,566,000	8,284,770
Spectrum Brands, Inc.
03/15/20	6.750%	4,535,000	4,920,475
11/15/20	6.375%	4,769,000	5,174,365
11/15/22	6.625%	2,456,000	2,677,040
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	6,188,000	6,342,700
Tempur Sealy International, Inc.
12/15/20	6.875%	5,305,000	5,808,975
Total			38,265,465
Diversified Manufacturing 1.2%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	7,202,000	7,508,085
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	8,593,000	8,786,342
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	7,655,000	8,190,850
Total			24,485,277
Electric 1.1%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	2,665,000	3,131,375
07/01/21	7.375%	2,745,000	3,122,438
Calpine Corp. (a)
Senior Secured
02/15/21	7.500%	6,567,000	7,256,535
01/15/22	6.000%	279,000	295,740
NRG Energy, Inc. (a)
07/15/22	6.250%	8,788,000	9,128,535
Total			22,934,623

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment 1.5%
AMC Entertainment, Inc.
12/01/20	9.750%	$2,071,000	$2,389,416
AMC Entertainment, Inc. (a)
02/15/22	5.875%	2,550,000	2,581,875
Activision Blizzard, Inc. (a)
09/15/21	5.625%	13,967,000	15,014,525
09/15/23	6.125%	458,000	496,930
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	3,840,000	3,902,400
Cinemark USA, Inc.
06/01/23	4.875%	2,318,000	2,248,460
Regal Entertainment Group Senior Unsecured (b)
03/15/22	5.750%	1,262,000	1,290,395
Six Flags, Inc. (a)(c)(d)(e)(f)
06/01/14	0.000%	950,000	—
United Artists Theatre Circuit, Inc. (c)(f)
1995-A Pass-Through Certificates
07/01/15	9.300%	1,678,322	1,678,322
07/01/15	9.300%	540,744	540,744
Total			30,143,067
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	3,957,000	4,075,710

Food and Beverage 0.9%
ARAMARK Corp. (a)
03/15/20	5.750%	4,071,000	4,294,905
B&G Foods, Inc.
06/01/21	4.625%	7,291,000	7,263,659
Darling International, Inc. (a)
01/15/22	5.375%	3,277,000	3,363,021
Diamond Foods, Inc. (a)
03/15/19	7.000%	1,259,000	1,298,344
TreeHouse Foods, Inc. (b)
03/15/22	4.875%	1,215,000	1,236,262
Total			17,456,191
Gaming 4.0%
Boyd Gaming Corp.
07/01/20	9.000%	815,000	892,425
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	6,457,000	6,198,720
02/15/20	9.000%	6,259,000	6,086,878
MCE Finance Ltd. (a)
02/15/21	5.000%	5,150,000	5,137,125
MGM Resorts International
03/01/18	11.375%	7,001,000	9,083,797

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
10/01/20	6.750%	$585,000	$646,425
12/15/21	6.625%	6,129,000	6,726,577
PNK Finance Corp. (a)
08/01/21	6.375%	6,766,000	7,070,470
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	2,455,000	2,387,488
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	5,430,000	5,973,000
Senior Unsecured
10/01/20	7.804%	2,755,000	3,033,117
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,572,000	5,989,900
Studio City Finance Ltd. (a)
12/01/20	8.500%	7,682,000	8,603,840
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	3,767,000	3,738,748
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	8,862,000	7,732,095
Total			79,300,605
Gas Pipelines 4.4%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	7,986,000	8,145,720
El Paso LLC Senior Secured
09/15/20	6.500%	17,105,000	18,702,412
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	17,587,000	18,993,960
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,686,000	5,078,452
02/15/23	5.500%	7,508,000	7,770,780
07/15/23	4.500%	4,078,000	3,950,563
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	9,657,000	10,429,560
03/01/22	5.875%	1,823,000	1,895,920
04/15/23	5.500%	3,154,000	3,185,540
11/01/23	4.500%	3,091,000	2,890,085
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.875%	5,606,000	5,746,150
03/15/22	6.250%	2,174,000	2,239,220
Total			89,028,362
Health Care 7.5%
Biomet, Inc.
08/01/20	6.500%	6,991,000	7,541,541
10/01/20	6.500%	2,800,000	2,985,500
CHS/Community Health Systems, Inc.
11/15/19	8.000%	4,374,000	4,859,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Senior Secured
08/15/18	5.125%	$5,993,000	$6,345,089
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	7,704,000	8,195,130
Senior Secured
08/01/21	5.125%	1,410,000	1,459,350
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	3,056,000	3,147,680
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	11,344,162
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	9,431,000	9,973,282
Emdeon, Inc.
12/31/19	11.000%	5,255,000	6,069,525
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,737,000	1,871,618
01/31/22	5.875%	1,980,000	2,118,600
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	710,000	798,750
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	3,049,000	3,323,410
HCA, Inc.
02/15/22	7.500%	7,598,000	8,813,680
05/01/23	5.875%	4,516,000	4,775,670
Senior Secured
02/15/20	6.500%	13,874,000	15,660,277
05/01/23	4.750%	1,517,000	1,517,000
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	587,000	607,545
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	3,394,000	3,631,580
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	2,883,000	3,344,280
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	3,978,000	4,157,010
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	3,300,000	3,440,250
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	4,348,000	4,869,760
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,198,000	2,335,375
Tenet Healthcare Corp.
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
04/01/21	4.500%	$6,725,000	$6,708,188
Senior Unsecured
04/01/22	8.125%	11,629,000	13,024,480
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	2,684,000	2,905,430
United Surgical Partners International, Inc.
04/01/20	9.000%	3,322,000	3,744,891
Total			149,568,567
Home Construction 1.2%
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	1,752,000	1,800,180
Meritage Homes Corp.
03/01/18	4.500%	3,265,000	3,305,812
04/15/20	7.150%	1,217,000	1,350,870
04/01/22	7.000%	3,328,000	3,644,160
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,674,000	4,050,585
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a)(b)
03/01/24	5.625%	2,745,000	2,745,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,763,000	4,715,370
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	2,052,000	2,093,040
Total			23,705,017
Independent Energy 10.7%
Antero Resources Finance Corp. (a)
11/01/21	5.375%	2,789,000	2,851,753
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	7,873,000	8,345,380
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	8,265,000	9,174,150
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	700,000	754,250
Chesapeake Energy Corp.
08/15/20	6.625%	17,355,000	19,828,087
02/15/21	6.125%	5,614,000	6,203,470
03/15/23	5.750%	3,736,000	4,016,200
Comstock Resources, Inc.
06/15/20	9.500%	9,657,000	10,972,766
Concho Resources, Inc.
01/15/21	7.000%	5,066,000	5,597,930
01/15/22	6.500%	965,000	1,055,469
10/01/22	5.500%	3,987,000	4,186,350
04/01/23	5.500%	5,559,000	5,809,155
Continental Resources, Inc.
04/01/21	7.125%	5,129,000	5,802,181

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	$1,720,000	$1,939,300
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	7,537,000	8,705,235
Halcon Resources Corp.
07/15/20	9.750%	386,000	406,265
05/15/21	8.875%	1,146,000	1,166,055
Halcon Resources Corp. (a)
07/15/20	9.750%	1,852,000	1,949,230
Kodiak Oil & Gas Corp.
12/01/19	8.125%	5,495,000	6,113,188
01/15/21	5.500%	6,443,000	6,636,290
02/01/22	5.500%	13,545,000	13,917,488
Laredo Petroleum, Inc.
02/15/19	9.500%	13,113,000	14,522,647
05/01/22	7.375%	3,662,000	4,064,820
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	4,928,000	4,977,280
MEG Energy Corp. (a)
03/31/24	7.000%	3,531,000	3,707,550
Oasis Petroleum, Inc.
02/01/19	7.250%	7,630,000	8,202,250
11/01/21	6.500%	7,008,000	7,568,640
01/15/23	6.875%	5,992,000	6,516,300
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	3,518,000	3,817,030
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	5,114,000	5,369,700
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	3,748,000	4,122,800
05/01/23	5.250%	3,610,000	3,600,975
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	1,086,000	1,167,450
Range Resources Corp.
03/15/23	5.000%	8,720,000	8,872,600
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,850,000	3,092,250
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	3,856,000	3,759,600
Whiting Petroleum Corp.
10/01/18	6.500%	341,000	360,181
03/15/21	5.750%	5,144,000	5,555,520
Total			214,707,785
Lodging 1.0%
Choice Hotels International, Inc.
07/01/22	5.750%	2,261,000	2,385,355
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	9,582,000	10,156,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	$8,003,000	$8,611,127
Total			21,153,402
Media Cable 3.1%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	1,594,000	1,717,535
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	5,703,000	5,774,287
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	4,838,000	5,805,600
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	7,260,000	8,185,650
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	6,588,000	6,966,810
DISH DBS Corp.
09/01/19	7.875%	2,518,000	2,958,650
06/01/21	6.750%	11,284,000	12,638,080
07/15/22	5.875%	1,068,000	1,124,070
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	6,364,000	6,443,550
Time Warner Entertainment Co. LP
03/15/23	8.375%	2,918,000	3,835,758
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	1,972,000	2,050,880
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,622,725
Total			61,123,595
Media Non-Cable 7.1%
AMC Networks, Inc.
07/15/21	7.750%	14,347,000	16,319,712
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	990,000	1,014,750
02/15/24	5.625%	990,000	1,022,175
Clear Channel Communications, Inc.
02/01/21	14.000%	3,953,000	3,923,353
Senior Secured
03/01/21	9.000%	11,394,000	11,935,215
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	11,401,000	12,341,582
11/15/22	6.500%	4,149,000	4,387,568
11/15/22	6.500%	4,217,000	4,491,105
Hughes Satellite Systems Corp.
06/15/21	7.625%	6,725,000	7,599,250
Intelsat Jackson Holdings SA
10/15/20	7.250%	9,625,000	10,467,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Unsecured
04/01/21	7.500%	$4,480,000	$4,939,200
Intelsat Luxembourg SA (a)
06/01/21	7.750%	4,486,000	4,816,842
06/01/23	8.125%	7,233,000	7,847,805
Lamar Media Corp. (a)
01/15/24	5.375%	1,883,000	1,944,198
MDC Partners, Inc. (a)
04/01/20	6.750%	7,466,000	7,969,955
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	5,600,000	5,852,000
Nielsen Finance LLC/Co.
10/01/20	4.500%	10,544,000	10,675,800
Univision Communications, Inc. (a)
05/15/21	8.500%	4,502,000	4,997,220
Senior Secured
11/01/20	7.875%	8,063,000	8,949,930
09/15/22	6.750%	1,583,000	1,757,130
05/15/23	5.125%	7,750,000	7,943,750
Total			141,195,727
Metals 1.7%
Alpha Natural Resources, Inc.
06/01/19	6.000%	464,000	395,560
06/01/21	6.250%	2,908,000	2,435,450
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	4,487,000	4,845,960
02/25/22	6.750%	5,961,000	6,635,699
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	4,096,000	4,136,960
Calcipar SA Senior Secured (a)
05/01/18	6.875%	2,391,000	2,543,426
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	5,794,000	6,373,400
Peabody Energy Corp.
11/15/18	6.000%	4,817,000	5,214,403
11/15/21	6.250%	1,650,000	1,703,625
Total			34,284,483
Non-Captive Consumer 0.9%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	6,421,000	6,292,580
Springleaf Finance Corp.
12/15/17	6.900%	2,959,000	3,251,201
06/01/20	6.000%	1,982,000	2,026,595
10/01/21	7.750%	3,223,000	3,569,473
10/01/23	8.250%	2,221,000	2,476,415
Total			17,616,264

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 2.5%
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	$3,630,000	$3,938,550
05/15/20	5.375%	4,897,000	5,288,760
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	5,360,000	6,036,700
Senior Unsecured
02/15/19	5.500%	9,965,000	10,824,481
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	6,420,000	7,736,100
05/15/19	6.250%	4,809,000	5,400,507
12/15/20	8.250%	4,450,000	5,445,687
04/15/21	4.625%	3,743,000	3,780,430
01/15/22	8.625%	719,000	896,953
Total			49,348,168
Oil Field Services 1.4%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	16,104,000	17,352,060
Oil States International, Inc.
01/15/23	5.125%	3,034,000	3,409,458
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	7,223,000	7,313,287
Total			28,074,805
Other Financial Institutions 0.4%
Icahn Enterprises LP/Finance Corp. (a)
08/01/20	6.000%	2,761,000	2,912,855
02/01/22	5.875%	3,387,000	3,454,740
National Financial Partners Corp. Senior Unsecured (a)
07/15/21	9.000%	1,926,000	2,084,895
Total			8,452,490
Other Industry 0.2%
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	3,187,000	3,370,253

Packaging 1.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/19	6.250%	2,484,000	2,577,150
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	1,325,000	1,407,813
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	1,521,000	1,568,531
06/15/17	6.000%	912,000	948,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	$7,538,000	$7,801,830
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	5,675,000	5,930,375
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,310,000	1,408,250
08/15/19	9.875%	4,619,000	5,207,922
02/15/21	8.250%	4,457,000	4,869,273
Total			31,719,624
Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	5,192,000	5,198,490

Pharmaceuticals 1.6%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	3,877,000	4,033,985
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,995,000	2,234,400
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	3,674,000	4,050,585
07/15/21	7.500%	5,249,000	5,983,860
12/01/21	5.625%	3,362,000	3,563,720
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	11,546,000	12,614,005
Total			32,480,555
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	1,735,000	1,843,438
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	9,431,000	9,926,127
Total			11,769,565
REITs 0.6%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	8,542,000	8,990,455
DuPont Fabros Technology LP
09/15/21	5.875%	2,064,000	2,177,520
Total			11,167,975
Retailers 1.8%
AutoNation, Inc.
02/01/20	5.500%	401,000	430,073

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	$5,440,000	$6,052,000
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	2,183,000	2,237,575
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	2,993,000	3,127,685
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	1,181,000	1,226,764
L Brands, Inc.
04/01/21	6.625%	2,492,000	2,794,155
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	3,562,000	3,677,765
Michaels Stores, Inc. (a)
12/15/20	5.875%	1,691,000	1,712,138
Neiman Marcus Group Ltd. LLC PIK (a)
10/15/21	8.750%	1,974,000	2,122,050
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	4,271,000	4,580,647
Rite Aid Corp.
03/15/20	9.250%	4,687,000	5,390,050
06/15/21	6.750%	1,250,000	1,375,000
Senior Unsecured
02/15/27	7.700%	1,993,000	2,167,387
Total			36,893,289
Technology 5.1%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	5,069,000	5,309,777
04/01/20	6.375%	2,985,000	3,193,950
Ancestry.com, Inc. Senior Unsecured PIK (a)
10/15/18	9.625%	4,160,000	4,368,000
Audatex North America, Inc. (a)
06/15/21	6.000%	2,036,000	2,173,430
11/01/23	6.125%	2,035,000	2,177,450
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	3,825,000	4,102,312
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	2,523,000	2,563,999
First Data Corp.
01/15/21	12.625%	9,050,000	10,814,750
First Data Corp. (a)
06/15/21	10.625%	1,520,000	1,710,000
08/15/21	11.750%	2,828,000	3,025,960
08/15/21	11.750%	808,000	864,560
Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
01/15/21	8.250%	$9,038,000	$9,806,230
Senior Secured
06/15/19	7.375%	5,694,000	6,163,755
08/15/20	8.875%	5,150,000	5,729,375
11/01/20	6.750%	3,559,000	3,834,823
Freescale Semiconductor, Inc. Senior Secured (a)
01/15/22	6.000%	1,471,000	1,561,099
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	3,506,000	3,733,890
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	2,652,000	2,817,750
Iron Mountain, Inc.
08/15/23	6.000%	645,000	685,313
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	1,505,000	1,610,350
12/15/23	6.375%	4,520,000	4,813,800
NXP BV/Funding LLC (a)
02/15/21	5.750%	8,495,000	9,047,175
Nuance Communications, Inc. (a)
08/15/20	5.375%	7,783,000	7,763,542
VeriSign, Inc.
05/01/23	4.625%	3,743,000	3,649,425
Total			101,520,715
Textile 0.2%
Quiksilver Inc./QS Wholesale Inc.
08/01/20	10.000%	1,149,000	1,304,115
Quiksilver Inc./QS Wholesale Inc. (a)
Senior Secured
08/01/18	7.875%	1,937,000	2,111,330
Total			3,415,445
Transportation Services 0.6%
Hertz Corp. (The)
10/15/18	7.500%	2,308,000	2,466,675
01/15/21	7.375%	996,000	1,095,600
10/15/22	6.250%	3,182,000	3,364,965
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	4,233,000	4,476,398
Total			11,403,638
Wireless 5.0%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	6,425,000	6,585,625
NII International Telecom SCA (a)
08/15/19	11.375%	5,438,000	4,024,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	$1,358,000	$1,422,505
SBA Telecommunications, Inc.
07/15/20	5.750%	8,109,000	8,534,722
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	1,816,000	2,126,990
08/15/20	7.000%	766,000	836,855
11/15/21	11.500%	4,050,000	5,427,000
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	23,151,940
03/01/20	7.000%	2,288,000	2,642,640
Sprint Corp. (a)
09/15/21	7.250%	4,383,000	4,799,385
09/15/23	7.875%	5,933,000	6,570,797
T-Mobile USA, Inc.
04/28/20	6.542%	1,657,000	1,793,703
04/28/21	6.633%	6,228,000	6,741,810
01/15/22	6.125%	2,417,000	2,552,956
04/28/22	6.731%	1,991,000	2,150,280
04/01/23	6.625%	4,656,000	5,005,200
04/28/23	6.836%	1,443,000	1,562,048
01/15/24	6.500%	2,417,000	2,562,020
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	10,248,000	11,298,420
Total			99,789,016
Wirelines 4.2%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	9,793,000	10,502,992
03/15/22	5.800%	1,734,000	1,777,350
12/01/23	6.750%	5,863,000	6,214,780
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	6,916,000	7,642,180
07/01/21	9.250%	2,492,000	2,946,790
04/15/22	8.750%	3,150,000	3,606,750
01/15/23	7.125%	128,000	134,080
04/15/24	7.625%	4,048,000	4,290,880
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	2,651,000	3,042,022
Level 3 Financing, Inc.
04/01/19	9.375%	1,055,000	1,173,688
07/01/19	8.125%	5,392,000	5,931,200
06/01/20	7.000%	4,765,000	5,175,981
07/15/20	8.625%	2,550,000	2,865,563
Level 3 Financing, Inc. (a)
01/15/21	6.125%	2,848,000	3,011,760
Level 3 Financing, Inc. (a)(g)
01/15/18	3.846%	1,436,000	1,457,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia Capital SA
06/18/19	7.175%	$6,050,000	$6,934,812
Windstream Corp.
09/01/18	8.125%	1,565,000	1,670,638
10/15/20	7.750%	2,572,000	2,764,900
10/01/21	7.750%	2,120,000	2,289,600
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	4,479,000	5,195,640
Senior Secured
01/01/20	8.125%	5,804,000	6,398,910
Total			85,028,056
Total Corporate Bonds & Notes (Cost: $1,673,106,947)			$1,782,934,586

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (a)(c)(h)
10/01/13	13.000%	3,250,000	1,657,435

Total Municipal Bonds (Cost: $3,250,000)			$1,657,435

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.9%
Brokerage 0.3%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (g)(i)
02/28/19	6.500%	5,512,120	5,469,401

Building Materials —%
Ply Gem Industries, Inc. Term Loan (g)(i)
02/01/21	4.000%	565,000	565,943

Chemicals 0.4%
PQ Corp. Term Loan (g)(i)
08/07/17	4.500%	7,728,930	7,765,179

Construction Machinery 0.5%
CPM Acquisition Corp. (g)(i)
1st Lien Term Loan
08/29/17	6.250%	6,196,172	6,242,644

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
2nd Lien Term Loan
03/01/18	10.250%	$4,182,000	$4,223,820
Total			10,466,464

Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (g)(i)
10/01/19	6.000%	7,281,349	7,287,393

Diversified Manufacturing 0.1%
Gardner Denver, Inc. (b)(g)(i)
Term Loan
07/30/20	3.250%	1,841,385	1,832,878
Gardner Denver, Inc. (g)(i)
Term Loan
07/30/20	4.250%	920,636	916,382
Total			2,749,260

Food and Beverage 0.2%
Diamond Foods, Inc. 1st Lien Term Loan (b)(g)(i)
08/20/18	4.250%	950,000	949,392
New HB Acquisition LLC Tranche B Term Loan (g)(i)
04/09/20	6.750%	2,998,000	3,114,172
Total			4,063,564

Health Care 1.4%
American Renal Holdings, Inc. 2nd Lien Term Loan (g)(i)
03/20/20	8.500%	7,462,000	7,480,655
Community Health Systems, Inc. Tranche D Term Loan (g)(i)
01/27/21	4.250%	1,897,000	1,912,802
U.S. Renal Care, Inc. (g)(i)
2nd Lien Term Loan
01/03/20	10.250%	5,065,000	5,178,962
Tranche B2 1st Lien Term Loan
07/03/19	4.250%	6,712,527	6,754,480
Tranche B2 2nd Lien Term Loan
07/03/20	8.500%	1,584,000	1,619,640
United Surgical Partners International, Inc. Tranche B Term Loan (g)(i)
04/03/19	4.750%	5,283,605	5,314,409
Total			28,260,948

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging 0.4%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (g)(i)
12/28/20	6.250%	$1,250,000	$1,275,000
Hilton Worldwide Financial LLC Term Loan (g)(i)
10/26/20	3.750%	3,750,000	3,761,175
Playa Resorts Holding Term Loan (g)(i)
08/09/19	4.000%	1,794,503	1,801,232
Total			6,837,407
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (g)(i)
06/26/20	7.000%	580,000	561,150

Metals 0.4%
Arch Coal, Inc. (b)(g)(i)
Term Loan
05/16/18	5.000%	1,934,102	1,906,812
Arch Coal, Inc. (g)(i)
Term Loan
05/16/18	6.250%	5,123,027	5,050,741
Total			6,957,553

Packaging 0.3%
Ardagh Holdings USA, Inc. Tranche B Term Loan (b)(g)(i)
12/17/19	4.000%	1,885,000	1,892,069
Exopack Holdings S.A. Term Loan (g)(i)
05/08/19	5.250%	3,435,000	3,481,166
Total			5,373,235

Property & Casualty 1.1%
Asurion LLC (b)(g)(i)
2nd Lien Term Loan
03/03/21	8.500%	8,863,000	9,139,968
Tranche B-1 Term Loan
05/24/19	4.500%	2,246,000	2,249,212
Lonestar Intermediate Super Holdings LLC Term Loan (g)(i)
09/02/19	11.000%	10,152,000	10,348,746
Total			21,737,926

Retailers 0.5%
Neiman Marcus Group, Inc. (The) Term Loan (g)(i)
10/25/20	5.000%	6,559,560	6,632,699

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(i)
08/21/20	5.750%	$3,948,000	$4,030,237
Total			10,662,936

Technology 0.8%

Applied Systems, Inc. (g)(i)
1st Lien Term Loan
01/25/21	4.250%	570,000	573,563
2nd Lien Term Loan
01/24/22	7.500%	666,000	679,820
Blue Coat Systems, Inc. 2nd Lien Term Loan (g)(i)
06/26/20	9.500%	5,646,000	5,829,495
ION Trading Technologies SARL 2nd Lien Term Loan (g)(i)
05/22/21	8.250%	7,493,531	7,568,466
Triple Point Group Holdings, Inc. 2nd Lien Term Loan (g)(i)
07/10/21	9.250%	1,499,000	1,367,837
Total			16,019,181

Wirelines 0.1%
Integra Telecom Holdings, Inc. (g)(i)
2nd Lien Term Loan
02/21/20	9.750%	678,000	695,120
Tranche B Term Loan
02/22/19	5.250%	1,944,307	1,961,806
Total			2,656,926

Total Senior Loans (Cost: $135,142,093)			$137,434,466

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (c)(d)(f)(j)	50,004	$—

TOTAL FINANCIALS		—

Total Common Stocks (Cost: $—)		$—

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (c)(f)(j)	25,000,000	$69,905
TOTAL FINANCIALS		69,905

Total Limited Partnerships (Cost: $—)		$69,905

	Shares	Value

Money Market Funds 3.1%

Columbia Short-Term Cash Fund, 0.098% (k)(l)	61,577,622	$61,577,622

Total Money Market Funds (Cost: $61,577,622)		$61,577,622

Total Investments
(Cost: $1,873,076,662) (m)		$1,983,674,014(n)
Other Assets & Liabilities, Net		13,537,918
Net Assets		$1,997,211,932

Investments in Derivatives Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, cash totaling $328,925 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(223)	USD	(27,770,469)	06/2014	—	(59,781)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $762,914,269 or 38.20% of net assets.

(b) Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $3,946,406, representing 0.20% of net assets. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/13	10-04-04	3,250,000
Fairlane Management Corp.	09-23-02	—
Six Flags, Inc.
0.000% 06/01/14	05-07-10	—
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96 - 04-03-02	1,655,914
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-06-01	514,086
Varde Fund V LP	04-27-00 - 06-19-00	—*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(d)	Negligible market value.
(e)	Zero coupon bond.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $2,288,971, which represents 0.11% of net assets.

(g)	Variable rate security.
(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $1,657,435, which represents 0.08% of net assets.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,150,551	520,435,434	(512,008,363)	61,577,622	41,863	61,577,622

(m)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $1,873,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$116,517,000
Unrealized Depreciation	(5,920,000)
Net Unrealized Appreciation	$110,597,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment		27,924,001	2,219,066	30,143,067
All Other Industries		1,752,791,519	—	1,752,791,519
Municipal Bonds	—	1,657,435	—	1,657,435
Total Bonds	—	1,782,372,955	2,219,066	1,784,592,021
Other
Senior Loans
Construction Machinery	—	6,242,644	4,223,820	10,466,464
Food and Beverage	—	949,392	3,114,172	4,063,564
Lodging	—	5,562,407	1,275,000	6,837,407
All Other Industries	—	116,067,031	—	116,067,031
Limited Partnerships	—	—	69,905	69,905
Total Other	—	128,821,474	8,682,897	137,504,371
Mutual Funds
Money Market Funds	61,577,622	—	—	61,577,622
Total Mutual Funds	61,577,622	—	—	61,577,622
Investments in Securities	61,577,622	1,911,194,429	10,901,963	1,983,674,014
Derivatives
Liabilities
Futures Contracts	(59,781)	—	—	(59,781)
Total	61,517,841	1,911,194,429	10,901,963	1,983,614,233

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	3,074,839	3,074,839	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Value Opportunity Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
CONSUMER DISCRETIONARY 14.2%
Auto Components 3.3%
American Axle & Manufacturing Holdings, Inc. (a)	750,000	$14,497,500
Tenneco, Inc. (a)	140,000	8,433,600
TRW Automotive Holdings Corp. (a)	185,000	15,229,200
Visteon Corp. (a)	190,000	15,851,700
Total		54,012,000
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co. (a)	595,000	12,090,400
Hotels, Restaurants & Leisure 1.5%
Del Frisco’s Restaurant Group, Inc. (a)	471,994	12,290,724
Intrawest Resorts Holdings, Inc. (a)	167,393	2,251,436
Sonic Corp. (a)	500,000	10,190,000
Total		24,732,160
Household Durables 3.9%
D.R. Horton, Inc.	665,000	16,332,400
Helen of Troy Ltd. (a)	275,000	17,960,250
KB Home	700,000	14,280,000
Standard Pacific Corp. (a)	1,700,000	15,487,000
Total		64,059,650
Internet & Catalog Retail 0.6%
Liberty Interactive Corp., Class A (a)	350,000	10,220,000
Media 0.7%
Sinclair Broadcast Group, Inc., Class A	375,000	11,107,500
Specialty Retail 3.5%
Best Buy Co., Inc.	292,000	7,775,960
CST Brands, Inc.	250,000	8,132,500
Finish Line, Inc., Class A (The)	500,000	13,510,000
Office Depot, Inc. (a)	2,150,000	10,599,500
Sally Beauty Holdings, Inc. (a)	270,000	7,749,000
Sonic Automotive, Inc., Class A	370,000	8,791,200
Wet Seal, Inc. (The), Class A (a)	1,250,000	2,375,000
Total		58,933,160
TOTAL CONSUMER DISCRETIONARY		235,154,870
CONSUMER STAPLES 0.8%
Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A	150,000	12,528,000
TOTAL CONSUMER STAPLES		12,528,000

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.4%
Energy Equipment & Services 2.5%
Helix Energy Solutions Group, Inc. (a)	565,000	$13,356,600
Nabors Industries Ltd.	600,000	13,812,000
Oil States International, Inc. (a)	153,000	14,522,760
Total		41,691,360
Oil, Gas & Consumable Fuels 4.9%
Athlon Energy, Inc. (a)	475,000	17,651,000
Delek U.S. Holdings, Inc.	475,000	13,186,000
Gulfport Energy Corp. (a)	225,000	14,872,500
HollyFrontier Corp.	425,000	19,367,250
Whiting Petroleum Corp. (a)	235,000	16,146,850
Total		81,223,600
TOTAL ENERGY		122,914,960
FINANCIALS 29.9%
Capital Markets 1.5%
Affiliated Managers Group, Inc. (a)	67,000	12,599,350
Medley Capital Corp.	850,000	11,934,000
Total		24,533,350
Commercial Banks 7.9%
Comerica, Inc.	450,000	21,681,000
East West Bancorp, Inc.	525,000	18,737,250
Huntington Bancshares, Inc.	2,250,000	21,442,500
Prosperity Bancshares, Inc.	250,000	15,827,500
SVB Financial Group (a)	175,000	22,034,250
Umpqua Holdings Corp.	950,000	16,881,500
Zions Bancorporation	500,000	15,600,000
Total		132,204,000
Consumer Finance 0.4%
Green Dot Corp., Class A (a)	330,977	6,669,186
Insurance 8.4%
American Equity Investment Life Holding Co.	675,000	14,755,500
Amtrust Financial Services, Inc.	510,000	19,278,000
Assured Guaranty Ltd.	850,000	20,867,500
CNO Financial Group, Inc.	1,000,000	18,260,000
Hartford Financial Services Group, Inc. (The)	575,000	20,234,250
Lincoln National Corp.	375,000	18,798,750
Principal Financial Group, Inc.	310,000	14,058,500
XL Group PLC	450,000	13,680,000
Total		139,932,500

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 9.6%
Alexandria Real Estate Equities, Inc.	130,000	$9,418,500
Altisource Residential Corp.	255,000	7,287,900
American Assets Trust, Inc.	350,000	11,574,500
CubeSmart	650,000	11,381,500
Geo Group, Inc. (The)	250,000	8,057,500
Highwoods Properties, Inc.	350,000	13,198,500
Kilroy Realty Corp.	325,000	18,694,000
National Health Investors, Inc.	110,000	6,787,000
PennyMac Mortgage Investment Trust	450,000	10,944,000
ProLogis, Inc.	450,000	18,535,500
QTS Realty Trust Inc., Class A	500,000	12,780,000
SL Green Realty Corp.	200,000	19,866,000
Tanger Factory Outlet Centers, Inc.	300,000	10,293,000
Total		158,817,900
Thrifts & Mortgage Finance 2.1%
EverBank Financial Corp.	800,000	14,336,000
MGIC Investment Corp. (a)	1,300,000	11,648,000
Radian Group, Inc.	550,000	8,552,500
Total		34,536,500
TOTAL FINANCIALS		496,693,436
HEALTH CARE 5.3%
Health Care Equipment & Supplies 1.9%
CONMED Corp.	225,000	10,489,500
Symmetry Medical, Inc. (a)	300,000	3,174,000
Teleflex, Inc.	180,000	18,358,200
Total		32,021,700
Health Care Providers & Services 3.4%
Healthways, Inc. (a)	600,000	8,976,000
Kindred Healthcare, Inc.	825,000	17,869,500
Omnicare, Inc.	235,000	13,841,500
VCA Antech, Inc. (a)	475,000	14,710,750
Total		55,397,750
TOTAL HEALTH CARE		87,419,450
INDUSTRIALS 12.4%
Airlines 3.7%
American Airlines Group, Inc. (a)	575,000	21,234,750
Delta Air Lines, Inc.	610,000	20,258,100
United Continental Holdings, Inc. (a)	428,000	19,242,880
Total		60,735,730

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.7%
USG Corp. (a)	347,043	$12,261,029
Commercial Services & Supplies 1.4%
Deluxe Corp.	300,000	15,144,000
Steelcase, Inc., Class A	550,000	8,178,500
Total		23,322,500
Construction & Engineering 1.4%
KBR, Inc.	250,000	6,905,000
MasTec, Inc. (a)	400,000	16,376,000
Total		23,281,000
Machinery 2.0%
AGCO Corp.	200,000	10,496,000
Trinity Industries, Inc.	180,000	12,925,800
Wabash National Corp. (a)	735,000	9,929,850
Total		33,351,650
Professional Services 0.7%
Towers Watson & Co.	105,000	11,455,500
Road & Rail 1.3%
JB Hunt Transport Services, Inc.	170,000	12,217,900
Swift Transportation Co. (a)	375,000	9,135,000
Total		21,352,900
Trading Companies & Distributors 1.2%
United Rentals, Inc. (a)	225,000	19,876,500
TOTAL INDUSTRIALS		205,636,809
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 2.9%
Aruba Networks, Inc. (a)	700,000	14,357,000
Ciena Corp. (a)	450,000	11,056,500
F5 Networks, Inc. (a)	75,000	8,425,500
Finisar Corp. (a)	585,000	13,864,500
Total		47,703,500
Internet Software & Services 1.1%
Endurance International Group Holdings, Inc. (a)	1,174,123	17,717,516
IT Services 1.2%
Global Cash Access Holdings, Inc. (a)	400,000	3,360,000
Unisys Corp. (a)	475,000	16,254,500
Total		19,614,500

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.5%
Fairchild Semiconductor International, Inc. (a)	600,000	$8,448,000
Integrated Device Technology, Inc. (a)	1,075,000	12,674,250
Kulicke & Soffa Industries, Inc. (a)	1,275,000	14,713,500
Skyworks Solutions, Inc. (a)	600,000	21,276,000
SunEdison, Inc. (a)	1,000,000	18,360,000
Total		75,471,750
Software 2.3%
Autodesk, Inc. (a)	200,000	10,492,000
BroadSoft, Inc. (a)	475,000	14,254,750
Mentor Graphics Corp.	600,000	12,984,000
Total		37,730,750
TOTAL INFORMATION TECHNOLOGY		198,238,016
MATERIALS 8.7%
Chemicals 1.7%
OM Group, Inc.	390,000	12,324,000
Taminco Corp. (a)	691,019	15,699,952
Total		28,023,952
Containers & Packaging 1.1%
Rock-Tenn Co., Class A	155,000	17,301,100
Metals & Mining 1.1%
Constellium NV (a)	670,000	18,619,300
Paper & Forest Products 4.8%
Boise Cascade Co. (a)	540,000	15,978,600
Clearwater Paper Corp. (a)	219,500	14,015,075
Domtar Corp.	150,000	16,617,000
KapStone Paper and Packaging Corp. (a)	565,000	17,961,350
Louisiana-Pacific Corp. (a)	775,000	14,562,250
Neenah Paper, Inc.	11,600	582,436
Total		79,716,711
TOTAL MATERIALS		143,661,063
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%
United States Cellular Corp.	11,662	420,882
TOTAL TELECOMMUNICATION SERVICES		420,882

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.8%
Electric Utilities 0.9%
UIL Holdings Corp.	375,000	$14,520,000
Gas Utilities 1.7%
South Jersey Industries, Inc.	250,000	14,295,000
Southwest Gas Corp.	275,000	14,855,500
Total		29,150,500
Independent Power Producers & Energy Traders 1.0%
NRG Energy, Inc.	550,000	15,988,500
Multi-Utilities 1.2%
Public Service Enterprise Group, Inc.	550,000	20,163,000
TOTAL UTILITIES		79,822,000
Total Common Stocks (Cost: $1,364,153,944)		$1,582,489,486

Limited Partnerships 0.8%
FINANCIALS 0.8%
Capital Markets 0.8%
Lazard Ltd., Class A	300,000	13,497,000
TOTAL FINANCIALS		13,497,000
Total Limited Partnerships (Cost: $10,385,340)		$13,497,000

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.098% (b)(c)	50,504,262	50,504,262
Total Money Market Funds (Cost: $50,504,262)		$50,504,262
Total Investments
(Cost: $1,425,043,546) (d)		$1,646,490,748(e)
Other Assets & Liabilities, Net		11,629,781
Net Assets		$1,658,120,529

Notes to Portfolio of Investments

(a)        Non-income producing.

(b)        The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,276,223	424,140,758	(431,912,719)	50,504,262	39,971	50,504,262

(d)        At February 28, 2014, the cost of securities for federal income tax purposes was approximately $1,425,044,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$236,794,000
Unrealized Depreciation	(15,347,000)
Net Unrealized Appreciation	$221,447,000

(e)        Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	235,154,870	—	—	235,154,870
Consumer Staples	12,528,000	—	—	12,528,000
Energy	122,914,960	—	—	122,914,960
Financials	496,693,436	—	—	496,693,436
Health Care	87,419,450	—	—	87,419,450
Industrials	205,636,809	—	—	205,636,809
Information Technology	198,238,016	—	—	198,238,016
Materials	143,661,063	—	—	143,661,063
Telecommunication Services	420,882	—	—	420,882
Utilities	79,822,000	—	—	79,822,000
Total Equity Securities	1,582,489,486	—	—	1,582,489,486
Other
Limited Partnerships	13,497,000	—	—	13,497,000
Total Other	13,497,000	—	—	13,497,000
Mutual Funds
Money Market Funds	50,504,262	—	—	50,504,262
Total Mutual Funds	50,504,262	—	—	50,504,262
Total	1,646,490,748	—	—	1,646,490,748

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.6%

CONSUMER DISCRETIONARY 11.5%

Auto Components 2.7%

American Axle & Manufacturing Holdings, Inc. (a)	220,890	$4,269,804
Dana Holding Corp.	285,459	6,188,751
Total		10,458,555

Hotels, Restaurants & Leisure 0.5%
Popeyes Louisiana Kitchen, Inc. (a)	470	18,828
Six Flags Entertainment Corp.	48,050	1,960,440
Total		1,979,268
Household Durables 2.4%
Meritage Homes Corp. (a)	11,450	552,005
Taylor Morrison Home Corp., Class A (a)	70,000	1,758,400
Tempur Sealy International, Inc. (a)	67,200	3,485,664
Whirlpool Corp.	26,000	3,760,380
Total		9,556,449
Internet & Catalog Retail 0.2%
Orbitz Worldwide, Inc. (a)	66,350	640,941
Leisure Equipment & Products 0.9%
Brunswick Corp.	78,900	3,533,931
Media 0.5%
EW Scripps Co., Class A (a)	17,320	339,818
John Wiley & Sons, Inc., Class A	19,500	1,131,585
Meredith Corp.	11,630	544,284
Total		2,015,687
Multiline Retail 0.4%
Big Lots, Inc. (a)	55,148	1,629,623
Specialty Retail 3.8%
Abercrombie & Fitch Co., Class A	33,800	1,339,494
Asbury Automotive Group, Inc. (a)	11,340	576,526
Ascena Retail Group, Inc. (a)	78,500	1,435,765
Chico’s FAS, Inc.	76,850	1,270,330
DSW, Inc., Class A	23,250	894,660
Genesco, Inc. (a)	5,990	444,758
Group 1 Automotive, Inc.	8,830	589,491
Men’s Wearhouse, Inc. (The)	69,500	3,738,405
Office Depot, Inc. (a)	539,200	2,658,256
Outerwall, Inc. (a)	9,730	688,203
RadioShack Corp. (a)	368,000	986,240
Zale Corp. (a)	22,540	489,794
Total		15,111,922

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.1%
Kate Spade & Co. (a)	12,670	$433,567
TOTAL CONSUMER DISCRETIONARY		45,359,943
CONSUMER STAPLES 2.0%
Beverages 0.3%
Treasury Wine Estates Ltd., ADR	314,000	1,102,140
Food & Staples Retailing 0.3%
Pantry, Inc. (The) (a)	30,170	454,964
Susser Holdings Corp. (a)	8,890	538,556
Total		993,520
Food Products 1.1%
Dean Foods Co. (a)	118,150	1,747,438
Flowers Foods, Inc.	79,196	1,629,062
J&J Snack Foods Corp.	10,600	984,528
Total		4,361,028
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	15,370	469,861
Tobacco 0.2%
Alliance One International, Inc. (a)	165,343	444,773
Universal Corp.	7,180	413,927
Total		858,700
TOTAL CONSUMER STAPLES		7,785,249
ENERGY 4.4%
Energy Equipment & Services 1.7%
Bristow Group, Inc.	6,520	505,952
Forum Energy Technologies, Inc. (a)	53,500	1,385,650
Helix Energy Solutions Group, Inc. (a)	48,000	1,134,720
Newpark Resources, Inc. (a)	42,330	470,710
Parker Drilling Co. (a)	273,500	2,207,145
Tetra Technologies, Inc. (a)	49,440	593,280
Willbros Group, Inc. (a)	47,380	468,114
Total		6,765,571
Oil, Gas & Consumable Fuels 2.7%
Advantage Oil & Gas Ltd. (a)	304,421	1,245,082
Ardmore Shipping Corp.	50,000	649,000
Delek U.S. Holdings, Inc.	14,900	413,624
Energy XXI Bermuda Ltd.	50,500	1,169,580
Green Plains Renewable Energy, Inc.	20,510	542,079
LinnCo LLC	92,132	2,809,105

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc. (a)	39,530	$550,258
Oasis Petroleum, Inc. (a)	32,250	1,405,133
Overseas Shipholding Group, Inc. (a)	118,740	686,911
Stone Energy Corp. (a)	16,460	591,572
WPX Energy, Inc. (a)	18,268	321,882
Total		10,384,226
TOTAL ENERGY		17,149,797
FINANCIALS 19.2%
Capital Markets 0.8%
E*TRADE Financial Corp. (a)	54,500	1,224,615
Janus Capital Group, Inc.	177,200	1,982,868
Total		3,207,483
Commercial Banks 7.1%
Associated Banc-Corp.	79,500	1,326,855
Banco Latinoamericano de Comercio Exterior SA, Class E	19,020	484,820
BancorpSouth, Inc.	25,910	620,026
BBCN Bancorp, Inc.	40,970	697,309
Cathay General Bancorp	52,560	1,335,550
City National Corp.	52,400	3,921,092
Columbia Banking System, Inc.	21,210	556,126
Community Trust Bancorp, Inc.	10,720	424,512
First Financial Holdings, Inc.	5,745	351,824
FirstMerit Corp.	15,370	319,081
FNB Corp.	49,700	605,843
Hancock Holding Co.	34,000	1,171,640
Hanmi Financial Corp.	59,600	1,396,428
Iberiabank Corp.	9,390	615,045
MB Financial, Inc.	11,180	341,325
OFG Bancorp	39,600	633,600
Old National Bancorp	42,000	589,260
PacWest Bancorp	8,560	371,504
PrivateBancorp, Inc.	24,650	711,399
Prosperity Bancshares, Inc.	64,110	4,058,804
Susquehanna Bancshares, Inc.	62,440	683,094
Texas Capital Bancshares, Inc. (a)	9,410	592,360
Trustmark Corp.	20,620	497,561
Umpqua Holdings Corp.	136,690	2,428,981
United Community Banks, Inc. (a)	29,830	497,863
Webster Financial Corp.	18,170	562,725
Wintrust Financial Corp.	14,340	663,655
Zions Bancorporation	39,535	1,233,492
Total		27,691,774

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.2%
Cash America International, Inc.	12,770	$511,056
DFC Global Corp. (a)	57,470	472,978
Total		984,034
Insurance 3.9%
American Equity Investment Life Holding Co.	27,730	606,178
American National Insurance Co.	27,300	3,098,277
Horace Mann Educators Corp.	101,700	2,909,637
Maiden Holdings Ltd.	38,300	430,109
Montpelier Re Holdings Ltd.	80,358	2,291,007
Platinum Underwriters Holdings Ltd.	71,025	4,163,485
ProAssurance Corp.	19,680	894,653
Selective Insurance Group, Inc.	22,380	515,635
StanCorp Financial Group, Inc.	5,430	359,357
Total		15,268,338
Real Estate Investment Trusts (REITs) 5.6%
Ashford Hospitality Trust, Inc.	53,610	599,360
Associated Estates Realty Corp.	30,010	513,171
Brandywine Realty Trust	41,150	602,847
Chesapeake Lodging Trust	21,310	555,125
CommonWealth REIT	58,200	1,580,130
Corporate Office Properties Trust	19,520	520,598
CubeSmart	116,010	2,031,335
CyrusOne, Inc.	17,340	385,295
DCT Industrial Trust, Inc.	67,540	534,917
Education Realty Trust, Inc.	10,980	103,541
FelCor Lodging Trust, Inc.	59,670	519,726
Granite Real Estate Investment Trust	90,205	3,113,876
Highwoods Properties, Inc.	16,260	613,165
Hudson Pacific Properties, Inc.	57,000	1,300,170
LaSalle Hotel Properties	17,090	535,601
Lexington Realty Trust	46,630	532,048
Mack-Cali Realty Corp.	24,150	537,337
Parkway Properties, Inc.	33,230	612,429
Pennsylvania Real Estate Investment Trust	26,500	497,140
PennyMac Mortgage Investment Trust	80,800	1,965,056
Redwood Trust, Inc.	125,870	2,529,987
Sovran Self Storage, Inc.	8,520	630,395
Strategic Hotels & Resorts, Inc. (a)	48,240	481,918
Sunstone Hotel Investors, Inc.	39,330	531,742
Total		21,826,909
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	25,350	3,123,120

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 0.8%
Astoria Financial Corp.	45,790	$627,323
Essent Group Ltd. (a)	38,537	894,058
Home Loan Servicing Solutions Ltd.	28,750	589,950
Ladder Capital Corp., Class A (a)	67,050	1,139,850
Total		3,251,181
TOTAL FINANCIALS		75,352,839
HEALTH CARE 5.7%
Biotechnology 0.5%
ACADIA Pharmaceuticals, Inc. (a)	17,960	508,268
Celldex Therapeutics, Inc. (a)	16,840	492,065
Insys Therapeutics, Inc. (a)	6,490	436,647
Keryx Biopharmaceuticals, Inc. (a)	31,840	511,032
Total		1,948,012
Health Care Equipment & Supplies 1.8%
Analogic Corp.	6,780	639,083
Arthrocare Corp. (a)	11,650	562,113
Cyberonics, Inc. (a)	8,250	564,877
Haemonetics Corp. (a)	50,600	1,845,888
Integra LifeSciences Holdings Corp. (a)	33,500	1,575,840
NxStage Medical, Inc. (a)	44,230	613,470
STERIS Corp.	25,750	1,188,362
Total		6,989,633
Health Care Providers & Services 1.6%
AMN Healthcare Services, Inc. (a)	117,500	1,636,775
HealthSouth Corp.	116,700	3,813,756
Molina Healthcare, Inc. (a)	16,940	638,299
Total		6,088,830
Health Care Technology 0.3%
MedAssets, Inc. (a)	27,100	658,259
Quality Systems, Inc.	32,810	572,863
Total		1,231,122
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	13,100	1,699,332
Charles River Laboratories International, Inc. (a)	16,600	986,206
Covance, Inc. (a)	28,400	2,941,104
Total		5,626,642
Pharmaceuticals 0.1%
Horizon Pharma, Inc. (a)	14,320	174,990

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Lannett Co., Inc. (a)	7,730	$331,540
Total		506,530
TOTAL HEALTH CARE		22,390,769
INDUSTRIALS 23.5%
Aerospace & Defense 1.0%
AAR Corp.	7,690	222,241
Astronics Corp. (a)	10,720	717,168
DigitalGlobe, Inc. (a)	13,320	413,986
Esterline Technologies Corp. (a)	5,840	628,968
GenCorp, Inc. (a)	28,080	523,130
Moog, Inc., Class A (a)	11,405	706,312
Teledyne Technologies, Inc. (a)	6,180	605,516
Total		3,817,321
Air Freight & Logistics 0.7%
Forward Air Corp.	62,800	2,716,728
Airlines 2.2%
Air France-KLM, ADR (a)	286,770	3,968,897
JetBlue Airways Corp. (a)	529,371	4,674,346
Total		8,643,243
Building Products 2.4%
American Woodmark Corp. (a)	12,690	407,476
Apogee Enterprises, Inc.	14,490	495,993
Gibraltar Industries, Inc. (a)	91,226	1,681,295
Ply Gem Holdings, Inc. (a)	36,800	471,408
Simpson Manufacturing Co., Inc.	57,900	2,046,765
Trex Co., Inc. (a)	45,900	3,590,298
Universal Forest Products, Inc.	13,370	745,110
Total		9,438,345
Commercial Services & Supplies 3.9%
Cenveo, Inc. (a)	177,590	602,030
Herman Miller, Inc.	113,000	3,184,340
KAR Auction Services, Inc.	118,544	3,693,831
Mobile Mini, Inc. (a)	94,500	4,253,445
Schawk, Inc.	48,000	671,040
Tetra Tech, Inc. (a)	45,553	1,315,570
United Stationers, Inc.	39,360	1,677,917
Total		15,398,173
Construction & Engineering 2.2%
Aegion Corp. (a)	88,700	2,053,405
Comfort Systems U.S.A., Inc.	98,410	1,616,876
EMCOR Group, Inc.	46,360	2,168,721

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
Pike Corp. (a)	198,900	$2,064,582
Tutor Perini Corp. (a)	25,930	639,174
Total		8,542,758
Electrical Equipment 1.6%
EnerSys, Inc.	3,190	226,618
GrafTech International Ltd. (a)	27,960	271,212
II-VI, Inc. (a)	195,500	3,204,245
Regal-Beloit Corp.	36,300	2,674,947
Total		6,377,022
Machinery 4.5%
American Railcar Industries, Inc.	14,620	1,012,435
Barnes Group, Inc.	42,720	1,642,584
CIRCOR International, Inc.	8,120	581,067
Federal Signal Corp. (a)	36,480	468,768
Harsco Corp.	75,310	1,891,787
Hyster-Yale Materials Handling, Inc.	2,870	289,698
IDEX Corp.	16,700	1,253,669
Meritor, Inc. (a)	48,170	597,790
Oshkosh Corp.	62,900	3,637,507
Tecumseh Products Co., Class B (a)	10,948	83,095
Tennant Co.	7,680	470,477
Terex Corp.	90,200	4,016,606
Wabtec Corp.	14,900	1,182,613
Watts Water Technologies, Inc., Class A	10,740	661,799
Total		17,789,895
Professional Services 1.0%
FTI Consulting, Inc. (a)	16,180	472,294
Kelly Services, Inc., Class A	22,420	564,087
Korn/Ferry International (a)	39,300	997,827
Resources Connection, Inc.	144,420	1,978,554
Total		4,012,762
Road & Rail 0.9%
Heartland Express, Inc.	48,520	988,838
Knight Transportation, Inc.	27,270	585,760
Landstar System, Inc.	24,000	1,385,040
Quality Distribution, Inc. (a)	43,850	562,157
Roadrunner Transportation Systems, Inc. (a)	4,040	94,980
Total		3,616,775
Trading Companies & Distributors 3.1%
AerCap Holdings NV (a)	237,100	10,195,300
Aircastle Ltd.	27,120	534,264
DXP Enterprises, Inc. (a)	1,980	201,485

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A (a)	18,530	$529,958
TAL International Group, Inc.	13,270	587,861
Total		12,048,868
TOTAL INDUSTRIALS		92,401,890
INFORMATION TECHNOLOGY 15.4%
Communications Equipment 0.3%
Arris Group, Inc. (a)	9,190	263,753
Plantronics, Inc.	23,426	1,039,646
Total		1,303,399
Computers & Peripherals 0.6%
Avid Technology, Inc. (a)	134,000	893,110
Diebold, Inc.	39,500	1,476,905
Total		2,370,015
Electronic Equipment, Instruments & Components 6.7%
Celestica, Inc. (a)	225,343	2,210,615
FARO Technologies, Inc. (a)	34,600	1,990,884
Jabil Circuit, Inc.	81,166	1,502,383
Littelfuse, Inc.	30,800	2,906,596
Mercury Systems, Inc. (a)	110,700	1,228,770
OSI Systems, Inc. (a)	10,040	617,159
Park Electrochemical Corp.	63,300	1,803,417
Plexus Corp. (a)	111,480	4,587,402
Sanmina Corp. (a)	384,518	6,521,425
Vishay Intertechnology, Inc. (a)	194,700	2,753,058
Total		26,121,709
Internet Software & Services 0.2%
Dealertrack Technologies, Inc. (a)	12,590	680,741
Stamps.com, Inc. (a)	8,090	284,606
Total		965,347
IT Services 1.7%
Cardtronics, Inc. (a)	12,220	495,154
CoreLogic, Inc. (a)	11,982	390,613
EverTec, Inc.	89,201	2,164,016
Unisys Corp. (a)	18,280	625,542
VeriFone Systems, Inc. (a)	96,750	2,800,913
WNS Holdings Ltd., ADR (a)	15,710	312,472
Total		6,788,710
Semiconductors & Semiconductor Equipment 3.8%
Axcelis Technologies, Inc. (a)	200,000	446,000
Brooks Automation, Inc.	188,100	1,950,597
Diodes, Inc. (a)	103,300	2,459,573

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc. (a)	191,700	$2,699,136
International Rectifier Corp. (a)	36,000	970,200
Micron Technology, Inc. (a)	126,000	3,047,940
Monolithic Power Systems, Inc. (a)	16,960	607,847
Photronics, Inc. (a)	279,400	2,430,780
SunEdison, Inc. (a)	23,120	424,483
Total		15,036,556
Software 2.1%
ACI Worldwide, Inc. (a)	9,921	595,558
Aspen Technology, Inc. (a)	6,950	326,302
Blackbaud, Inc.	17,710	554,677
Callidus Software, Inc. (a)	34,020	419,467
EPIQ Systems, Inc.	26,750	379,315
Informatica Corp. (a)	37,100	1,541,876
Manhattan Associates, Inc. (a)	20,370	771,819
Mentor Graphics Corp.	97,500	2,109,900
Netscout Systems, Inc. (a)	20,440	776,311
QLIK Technologies, Inc. (a)	18,910	576,755
Total		8,051,980
TOTAL INFORMATION TECHNOLOGY		60,637,716
MATERIALS 7.1%
Chemicals 2.2%
Calgon Carbon Corp. (a)	26,080	524,991
H.B. Fuller Co.	10,160	492,557
Minerals Technologies, Inc.	9,860	527,510
PolyOne Corp.	110,400	4,140,000
Scotts Miracle-Gro Co., Class A	40,500	2,312,955
Sensient Technologies Corp.	9,880	518,008
Total		8,516,021
Containers & Packaging 0.9%
Berry Plastics Group, Inc. (a)	67,300	1,637,409
Silgan Holdings, Inc.	42,100	2,029,641
Total		3,667,050
Metals & Mining 2.2%
AuRico Gold, Inc.	792,929	3,901,211
Coeur Mining, Inc. (a)	90,000	990,000
Commercial Metals Co.	28,430	550,120
Pan American Silver Corp.	97,900	1,379,411
RTI International Metals, Inc. (a)	15,340	416,788
SunCoke Energy, Inc. (a)	25,400	565,912
Walter Energy, Inc.	64,000	690,560
Total		8,494,002

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.8%
Clearwater Paper Corp. (a)	9,960	$635,946
KapStone Paper and Packaging Corp. (a)	20,560	653,602
Resolute Forest Products, Inc. (a)	287,998	5,901,079
Total		7,190,627
TOTAL MATERIALS		27,867,700
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
General Communication, Inc., Class A (a)	58,000	603,780
TOTAL TELECOMMUNICATION SERVICES		603,780
UTILITIES 1.6%
Electric Utilities 1.2%
Allete, Inc.	8,790	443,983
Cleco Corp.	13,070	646,050
IDACORP, Inc.	10,460	587,748
PNM Resources, Inc.	25,720	672,578
UIL Holdings Corp.	15,530	601,322
Unitil Corp.	12,830	403,888
Westar Energy, Inc.	37,000	1,266,140
Total		4,621,709
Gas Utilities 0.1%
Southwest Gas Corp.	11,220	606,104
Multi-Utilities 0.3%
Black Hills Corp.	10,730	608,498
NorthWestern Corp.	13,020	598,139
Total		1,206,637
TOTAL UTILITIES		6,434,450
Total Common Stocks (Cost: $259,570,821)		$355,984,133

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	52,560	$—

Issuer	Shares	Value

Rights (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

Limited Partnerships 0.2%
ENERGY —%
Energy Equipment & Services —%
Exterran Partners LP	1,230	$36,900
TOTAL ENERGY		36,900
FINANCIALS 0.2%
Capital Markets 0.2%
AllianceBernstein Holding LP	23,100	559,482
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		559,482

Total Limited Partnerships (Cost: $561,328)		$596,382

	Shares	Value

Money Market Funds 9.4%

Columbia Short-Term Cash Fund, 0.098% (e)(f)	36,759,589	$36,759,589
Total Money Market Funds (Cost: $36,759,589)		$36,759,589
Total Investments(g)
(Cost: $296,891,738)		$393,340,104(h)
Other Assets & Liabilities, Net		(624,152)
Net Assets		$392,715,952

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Negligible market value.

(c)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $0.

(d)                                     Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $0. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-18-13	—

(e)                                     The rate shown is the seven-day current annualized yield at February 28, 2014.

(f)                                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,013,646	98,512,512	(87,766,569)	36,759,589	26,490	36,759,589

(g)                                     At February 28, 2014, the cost of securities for federal income tax purposes was approximately $296,892,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,466,000
Unrealized Depreciation	(11,018,000)
Net Unrealized Appreciation	$96,448,000

(h)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	45,359,943	—	—	45,359,943
Consumer Staples	7,785,249	—	—	7,785,249
Energy	17,149,797	—	—	17,149,797
Financials	75,352,839	—	—	75,352,839
Health Care	22,390,769	—	—	22,390,769
Industrials	92,401,890	—	—	92,401,890
Information Technology	60,637,716	—	—	60,637,716
Materials	27,867,700	—	—	27,867,700
Telecommunication Services	603,780	—	—	603,780
Utilities	6,434,450	—	—	6,434,450
Total Equity Securities	355,984,133	—	—	355,984,133
Other
Limited Partnerships	596,382	—	—	596,382
Total Other	596,382	—	—	596,382
Mutual Funds
Money Market Funds	36,759,589	—	—	36,759,589
Total Mutual Funds	36,759,589	—	—	36,759,589
Total	393,340,104	—	—	393,340,104

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 6.9%
Multiline Retail 1.7%
Nordstrom, Inc.	220,000	$13,525,600
Specialty Retail 5.2%
Gap, Inc. (The)	500,000	21,875,000
Lowe’s Companies, Inc.	405,000	20,262,150
Total		42,137,150
TOTAL CONSUMER DISCRETIONARY		55,662,750
CONSUMER STAPLES 10.8%
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	100,500	11,738,400
Food Products 4.1%
Tyson Foods, Inc., Class A	845,118	33,339,905
Tobacco 5.2%
Altria Group, Inc.	540,000	19,580,400
Philip Morris International, Inc.	275,000	22,250,250
Total		41,830,650
TOTAL CONSUMER STAPLES		86,908,955
ENERGY 15.5%
Oil, Gas & Consumable Fuels 15.5%
Anadarko Petroleum Corp.	268,000	22,554,880
Chevron Corp.	130,000	14,992,900
ConocoPhillips	280,000	18,620,000
Marathon Oil Corp.	425,000	14,237,500
Marathon Petroleum Corp.	215,000	18,060,000
Valero Energy Corp.	435,475	20,894,091
Williams Companies, Inc. (The)	375,000	15,487,500
Total		124,846,871
TOTAL ENERGY		124,846,871
FINANCIALS 25.9%
Capital Markets 3.7%
Morgan Stanley	960,000	29,568,000
Commercial Banks 3.3%
Wells Fargo & Co.	580,000	26,923,600
Diversified Financial Services 11.3%
Bank of America Corp.	1,960,000	32,398,800

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Citigroup, Inc.	575,000	$27,962,250
JPMorgan Chase & Co.	540,000	30,682,800
Total		91,043,850
Insurance 7.6%
MetLife, Inc.	390,000	19,761,300
Prudential Financial, Inc.	147,393	12,466,500
Unum Group	825,000	28,693,500
Total		60,921,300
TOTAL FINANCIALS		208,456,750
HEALTH CARE 7.9%
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	200,000	13,900,000
Health Care Providers & Services 2.6%
Humana, Inc.	185,000	20,805,100
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	539,000	28,982,030
TOTAL HEALTH CARE		63,687,130
INDUSTRIALS 9.6%
Aerospace & Defense 6.0%
General Dynamics Corp.	125,000	13,692,500
Honeywell International, Inc.	176,000	16,621,440
United Technologies Corp.	150,000	17,553,000
Total		47,866,940
Road & Rail 3.6%
CSX Corp.	500,000	13,855,000
Union Pacific Corp.	83,000	14,971,540
Total		28,826,540
TOTAL INDUSTRIALS		76,693,480
INFORMATION TECHNOLOGY 7.3%
Communications Equipment 3.4%
Juniper Networks, Inc. (a)	1,000,000	26,740,000
Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	1,658,000	31,435,680
TOTAL INFORMATION TECHNOLOGY		58,175,680

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.2%
Chemicals 2.8%
EI du Pont de Nemours & Co.	340,000	$22,650,800
Metals & Mining 3.4%
Freeport-McMoRan Copper & Gold, Inc.	839,500	27,384,490
TOTAL MATERIALS		50,035,290
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.6%
Verizon Communications, Inc.	612,603	29,147,651
TOTAL TELECOMMUNICATION SERVICES		29,147,651

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.3%
Independent Power Producers & Energy Traders 3.3%
AES Corp. (The)	1,910,000	$26,071,500
TOTAL UTILITIES		26,071,500
Total Common Stocks (Cost: $506,746,315)		$779,686,057

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.098% (b)(c)	22,798,509	$22,798,509
Total Money Market Funds (Cost: $22,798,509)		$22,798,509
Total Investments
(Cost: $529,544,824) (d)		$802,484,566(e)
Other Assets & Liabilities, Net		1,798,502
Net Assets		$804,283,068

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	129,854,595	(107,056,086)	22,798,509	3,113	22,798,509

(d)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $529,545,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$275,373,000
Unrealized Depreciation	(2,433,000)
Net Unrealized Appreciation	$272,940,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	55,662,750	—	—	55,662,750
Consumer Staples	86,908,955	—	—	86,908,955
Energy	124,846,871	—	—	124,846,871
Financials	208,456,750	—	—	208,456,750
Health Care	63,687,130	—	—	63,687,130
Industrials	76,693,480	—	—	76,693,480
Information Technology	58,175,680	—	—	58,175,680
Materials	50,035,290	—	—	50,035,290
Telecommunication Services	29,147,651	—	—	29,147,651
Utilities	26,071,500	—	—	26,071,500
Total Equity Securities	779,686,057	—	—	779,686,057
Mutual Funds
Money Market Funds	22,798,509	—	—	22,798,509
Total Mutual Funds	22,798,509	—	—	22,798,509
Total	802,484,566	—	—	802,484,566

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 16.8%
Auto Components 2.5%
American Axle & Manufacturing Holdings, Inc. (a)	630,000	$12,177,900
Diversified Consumer Services 2.4%
Sotheby’s	250,000	11,752,500
Hotels, Restaurants & Leisure 2.5%
Texas Roadhouse, Inc.	470,000	12,431,500
Household Durables 3.0%
Lennar Corp., Class A	340,000	14,919,200
Specialty Retail 2.8%
Chico’s FAS, Inc.	450,000	7,438,500
Vitamin Shoppe, Inc. (a)	135,000	6,316,650
Total		13,755,150
Textiles, Apparel & Luxury Goods 3.6%
Hanesbrands, Inc.	245,000	17,953,600
TOTAL CONSUMER DISCRETIONARY		82,989,850
CONSUMER STAPLES 5.9%
Food Products 3.3%
Dean Foods Co. (a)	307,500	4,547,925
WhiteWave Foods Co. (The), Class A (a)	405,000	11,461,500
Total		16,009,425
Personal Products 2.6%
Herbalife Ltd.	195,000	12,987,000
TOTAL CONSUMER STAPLES		28,996,425
ENERGY 9.8%
Energy Equipment & Services 7.7%
Exterran Holdings, Inc. (a)	375,000	15,363,750
Superior Energy Services, Inc.	450,000	13,315,500
Tetra Technologies, Inc. (a)	800,000	9,600,000
Total		38,279,250
Oil, Gas & Consumable Fuels 2.1%
Oasis Petroleum, Inc. (a)	235,000	10,238,950
TOTAL ENERGY		48,518,200

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.0%
Insurance 12.0%
Aspen Insurance Holdings Ltd.	245,000	$9,202,200
Endurance Specialty Holdings Ltd.	260,000	13,556,400
Hanover Insurance Group, Inc. (The)	235,000	13,827,400
Lincoln National Corp.	330,000	16,542,900
Meadowbrook Insurance Group, Inc.	1,100,000	5,907,000
Total		59,035,900
Real Estate Investment Trusts (REITs) 1.4%
Gaming and Leisure Properties, Inc.	189,918	7,232,077
Thrifts & Mortgage Finance 1.6%
Ladder Capital Corp., Class A (a)	472,206	8,027,502
TOTAL FINANCIALS		74,295,479
HEALTH CARE 12.2%
Health Care Equipment & Supplies 2.5%
Analogic Corp.	102,500	9,661,650
Sirona Dental Systems, Inc. (a)	35,000	2,466,100
Total		12,127,750
Health Care Providers & Services 2.5%
WellCare Health Plans, Inc. (a)	202,500	12,518,550
Life Sciences Tools & Services 1.1%
Bruker Corp. (a)	250,176	5,689,002
Pharmaceuticals 6.1%
Impax Laboratories, Inc. (a)	500,492	12,897,679
Salix Pharmaceuticals Ltd. (a)	160,000	17,267,200
Total		30,164,879
TOTAL HEALTH CARE		60,500,181
INDUSTRIALS 19.5%
Aerospace & Defense 2.2%
Cubic Corp.	210,000	10,920,000
Airlines 3.9%
United Continental Holdings, Inc. (a)	420,000	18,883,200
Commercial Services & Supplies 3.0%
Waste Connections, Inc.	340,000	14,711,800

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 3.0%
EnerSys, Inc.	210,000	$14,918,400
Machinery 4.0%
Mueller Industries, Inc.	225,000	14,058,000
Wabash National Corp. (a)	425,000	5,741,750
Total		19,799,750
Road & Rail 3.4%
Swift Transportation Co. (a)	690,000	16,808,400
TOTAL INDUSTRIALS		96,041,550
INFORMATION TECHNOLOGY 13.2%
Communications Equipment 3.6%
Calix, Inc. (a)	703,100	5,589,645
JDS Uniphase Corp. (a)	369,501	5,091,724
NETGEAR, Inc. (a)	200,000	6,836,000
Total		17,517,369
Electronic Equipment, Instruments & Components 3.0%
Belden, Inc.	207,000	14,930,910
IT Services 1.7%
CACI International, Inc., Class A (a)	103,000	8,119,490
Semiconductors & Semiconductor Equipment 3.1%
ON Semiconductor Corp. (a)	1,650,000	15,411,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.8%
BroadSoft, Inc. (a)	299,994	$9,002,820
TOTAL INFORMATION TECHNOLOGY		64,981,589
MATERIALS 4.3%
Chemicals 2.3%
Minerals Technologies, Inc.	210,000	11,235,000
Containers & Packaging 2.0%
Owens-Illinois, Inc. (a)	290,000	9,836,800
TOTAL MATERIALS		21,071,800
TELECOMMUNICATION SERVICES 2.9%
Wireless Telecommunication Services 2.9%
Telephone & Data Systems, Inc.	625,000	14,243,750
TOTAL TELECOMMUNICATION SERVICES		14,243,750
Total Common Stocks (Cost: $278,860,663)		$491,638,824
Issuer	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.098% (b)(c)	1,729,339	$1,729,339
Total Money Market Funds (Cost: $1,729,339)		$1,729,339
Total Investments
(Cost: $280,590,002) (d)		$493,368,163(e)
Other Assets & Liabilities, Net		(27,080)
Net Assets		$493,341,083

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	532,587	69,019,243	(67,822,491)	1,729,339	6,352	1,729,339

(d)         At February 28, 2014, the cost of securities for federal income tax purposes was approximately $280,590,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$218,899,000
Unrealized Depreciation	(6,121,000)
Net Unrealized Appreciation	$212,778,000

(e)          Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	82,989,850	—	—	82,989,850
Consumer Staples	28,996,425	—	—	28,996,425
Energy	48,518,200	—	—	48,518,200
Financials	74,295,479	—	—	74,295,479
Health Care	60,500,181	—	—	60,500,181
Industrials	96,041,550	—	—	96,041,550
Information Technology	64,981,589	—	—	64,981,589
Materials	21,071,800	—	—	21,071,800
Telecommunication Services	14,243,750	—	—	14,243,750
Total Equity Securities	491,638,824	—	—	491,638,824
Mutual Funds
Money Market Funds	1,729,339	—	—	1,729,339
Total Mutual Funds	1,729,339	—	—	1,729,339
Total	493,368,163	—	—	493,368,163

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%

CONSUMER DISCRETIONARY 1.2%

Internet & Catalog Retail 0.1%

priceline.com, Inc. (a)	2,710	$3,655,356

Media 0.7%

CBS Corp., Class B Non Voting	191,400	12,839,112
Twenty-First Century Fox, Inc., Class A	340,000	11,403,600
Total		24,242,712

Specialty Retail 0.4%

GameStop Corp., Class A	364,000	13,580,840
TOTAL CONSUMER DISCRETIONARY		41,478,908

FINANCIALS —%

Diversified Financial Services —%

Hanei Corp. (b)(c)(d)	49,382	—
TOTAL FINANCIALS		—

INFORMATION TECHNOLOGY 96.5%

Communications Equipment 6.4%

Cisco Systems, Inc.	4,685,600	102,146,080
Flashpoint Technology, Inc. (b)(c)(d)	246,914	—
Nortel Networks Corp. (a)	819	7
QUALCOMM, Inc.	1,573,223	118,447,960
Total		220,594,047

Computers & Peripherals 13.6%

Apple, Inc.	360,300	189,604,272
Electronics for Imaging, Inc. (a)(e)	1,357,829	60,559,173
EMC Corp.	4,918,800	129,708,756
NetApp, Inc.	2,278,550	92,076,206
Total		471,948,407

Electronic Equipment, Instruments & Components 0.7%

FLIR Systems, Inc.	711,000	24,273,540

Internet Software & Services 6.0%

Facebook, Inc., Class A (a)	123,000	8,420,580
Google, Inc., Class A (a)	163,700	199,001,905
Trulia, Inc. (a)	48,900	1,465,044
Total		208,887,529

IT Services 2.0%

Computer Sciences Corp.	275,800	17,430,560
Visa, Inc., Class A	230,400	52,056,576
Total		69,487,136

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment 41.7%

Advanced Micro Devices, Inc. (a)	10,453,394	$38,782,092
Avago Technologies Ltd.	1,407,077	86,816,651
Broadcom Corp., Class A	5,278,300	156,871,076
KLA-Tencor Corp.	1,015,204	66,140,541
Lam Research Corp. (a)	4,622,928	239,144,065
Lattice Semiconductor Corp. (a)	4,029,877	30,506,169
Marvell Technology Group Ltd.	6,109,997	93,421,854
Mattson Technology, Inc. (a)	971,627	2,477,649
Maxim Integrated Products, Inc.	1,536,000	50,242,560
Microsemi Corp. (a)	4,124,400	95,108,664
Montage Technology Group Ltd. (a)	252,410	3,970,409
Samsung Electronics Co., Ltd.	12,200	15,455,000
Skyworks Solutions, Inc. (a)	3,437,433	121,891,374
Spansion, Inc., Class A (a)(e)	4,797,523	78,247,600
Synaptics, Inc. (a)(e)	1,918,300	124,766,232
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	503,100	9,091,017
Teradyne, Inc. (a)(e)	11,494,900	233,116,572
Total		1,446,049,525

Software 26.1%

Activision Blizzard, Inc.	2,571,400	49,756,590
Check Point Software Technologies Ltd. (a)	2,865,443	193,188,167
Citrix Systems, Inc. (a)	1,116,500	67,045,825
CommVault Systems, Inc. (a)	213,403	14,699,199
Compuware Corp.	598,400	6,552,480
Electronic Arts, Inc. (a)	182,500	5,217,675
Informatica Corp. (a)	237,100	9,853,876
Microsoft Corp.	845,300	32,383,443
Nuance Communications, Inc. (a)	6,150,600	94,042,674
PTC, Inc. (a)	547,078	21,505,636
Rovi Corp. (a)	211,400	5,251,176
Salesforce.com, Inc. (a)	374,500	23,357,565
SolarWinds, Inc. (a)	519,917	24,009,767
Synopsys, Inc. (a)(e)	7,402,734	299,070,453
TIBCO Software, Inc. (a)	233,900	5,096,681
VMware, Inc., Class A (a)	571,100	54,854,155
Total		905,885,362
TOTAL INFORMATION TECHNOLOGY		3,347,125,546

Total Common Stocks (Cost: $2,478,940,076)		$3,388,604,454

Issuer	Shares	Value

Convertible Preferred Stocks 0.1%

INFORMATION TECHNOLOGY 0.1%

Computers & Peripherals 0.1%

Silver Peak Systems, Inc. (a)(b)(d)	2,620,545	$2,594,340
TOTAL INFORMATION TECHNOLOGY		2,594,340

Total Convertible Preferred Stocks (Cost: $10,041,773)		$2,594,340

	Shares	Value

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.098% (e)(f)	65,193,386	$65,193,386

Total Money Market Funds (Cost: $65,193,386)		$65,193,386

Total Investments
(Cost: $2,554,175,235) (g)		$3,456,392,180(h)
Other Assets & Liabilities, Net		11,753,563
Net Assets		$3,468,145,743

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $2,594,340, representing 0.07% of net assets. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-99	1,000,844
Hanei Corp.	09-10-99	—
Silver Peak Systems, Inc.	01-14-08	10,041,774

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $2,594,340, which represents 0.07% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	65,081,464	638,436,173	(638,324,251)	—	65,193,386	21,452	65,193,386
Electronics For Imaging, Inc.*	104,530,026	—	(104,193,300)	26,777,343	27,114,069	—	60,559,173
Spansion, Inc., Class A	58,279,801	10,711,863	—	—	68,991,664	—	78,247,600
Synaptics, Inc.*	—	90,655,649	(10,578,108)	1,347,013	81,424,554	—	124,766,232
Synopsys, Inc.*	221,795,194	—	(70,109,296)	22,319,293	174,005,191	—	299,070,453
Teradyne, Inc.	170,772,181	37,527,023	(30,452,863)	3,763,266	181,609,607	—	233,116,572
Total	620,458,666	777,330,708	(853,657,818)	54,206,915	598,338,471	21,452	860,953,416

* Issuer was not an affiliate for the entire period ended February 28, 2014.

(f)	The rate shown is the seven-day current annualized yield at February 28, 2014.
(g)

At February 28, 2014, the cost of securities for federal income tax purposes was approximately $2,554,175,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$959,740,000
Unrealized Depreciation	(57,523,000)
Net Unrealized Appreciation	$902,217,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated November 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	41,478,908	—	—	41,478,908
Information Technology	3,331,670,546	15,455,000	—	3,347,125,546
Convertible Preferred Stocks
Information Technology	—	—	2,594,340	2,594,340
Total Equity Securities	3,373,149,454	15,455,000	2,594,340	3,391,198,794
Mutual Funds
Money Market Funds	65,193,386	—	—	65,193,386
Total Mutual Funds	65,193,386	—	—	65,193,386
Total	3,438,342,840	15,455,000	2,594,340	3,456,392,180

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain convertible preferred stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 91.0%
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 4119 Class SP
10/15/42	2.483%	$5,754,000	$4,124,897
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 3913 Class SW
09/15/40	6.446%	10,641,981	2,297,829
CMO IO STRIPS Series 281 Class S1
10/15/42	5.846%	30,431,625	6,456,778
CMO IO Series 2471 Class SI
03/15/32	7.796%	80,822	20,369
CMO IO Series 276 Class S5
09/15/42	5.846%	17,665,750	3,545,399
CMO IO Series 2957 Class SW
04/15/35	5.846%	4,050,709	735,456
CMO IO Series 3122 Class IS
03/15/36	6.546%	8,734,339	1,502,643
CMO IO Series 318 Class S1
11/15/43	5.796%	14,896,060	3,353,392
CMO IO Series 3280 Class SI
02/15/37	6.286%	3,459,897	505,527
CMO IO Series 3453 Class W
12/15/32	7.240%	11,721,176	2,316,042
CMO IO Series 3550 Class EI
07/15/39	6.246%	16,546,792	2,538,048
CMO IO Series 3630 Class AI
03/15/17	1.931%	548,092	15,044
CMO IO Series 3761 Class KS
06/15/40	5.846%	3,550,343	503,051
CMO IO Series 3922 Class SH
09/15/41	5.746%	27,672,967	4,180,489
CMO IO Series 4068 Class GI
09/15/36	2.058%	30,336,738	1,975,019
CMO IO Series 4093 Class SD
01/15/38	6.546%	21,400,423	4,980,773
CMO IO Series 4094 Class SY
08/15/42	5.926%	23,373,858	5,319,493
CMO IO Series 4107 Class KS
06/15/38	1.891%	21,911,089	1,729,271
Federal Home Loan Mortgage Corp. (c)
01/01/42-07/01/42	3.500%	111,416,206	112,489,952
03/01/41-04/01/41	4.000%	9,136,692	9,588,061
07/01/39-07/01/40	4.500%	21,404,380	23,137,978
11/01/17-09/01/41	5.000%	37,431,928	41,215,647
01/01/30-06/01/33	5.500%	15,261,611	16,796,937
04/01/33-11/01/37	6.000%	5,893,527	6,725,655
12/01/16-08/01/34	6.500%	1,037,376	1,146,207
04/01/17-08/01/29	7.000%	95,500	100,624
06/01/15	7.500%	33,262	33,971
10/01/17-06/01/31	8.000%	186,614	212,015

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
01/01/20	10.500%	$14,306	$14,399
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	40,144	638
CMO IO Series 304 Class C69
12/15/42	4.000%	9,919,490	2,329,343
CMO IO Series 3786 Class PI
12/15/37	4.500%	8,632,957	908,632
CMO IO Series 3800 Class HI
01/15/40	4.500%	8,344,656	1,406,714
CMO IO Series 3807 Class NI
11/15/35	4.500%	26,151,995	2,645,601
CMO IO Series 4098 Class AI
05/15/39	3.500%	14,487,817	2,640,984
CMO IO Series 4120 Class AI
11/15/39	3.500%	16,521,331	2,725,959
CMO IO Series 4121 Class IA
01/15/41	3.500%	14,688,204	3,271,479
CMO IO Series 4139 Class CI
05/15/42	3.500%	9,540,626	1,683,092
CMO IO Series 4147 Class CI
01/15/41	3.500%	16,857,296	3,386,435
CMO IO Series 4148 Class BI
02/15/41	4.000%	12,423,257	2,495,350
Federal Home Loan Mortgage Corp. (c)(e)
03/13/44	3.500%	25,000,000	25,281,250
03/13/44	4.000%	34,500,000	36,070,019
03/13/44	4.500%	18,300,000	19,609,594
03/13/44	5.000%	27,000,000	29,423,671
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.945%	6,774,474	595,467
CMO IO Series 2005-99 Class AI
12/25/35	6.495%	18,312,493	3,020,492
CMO IO Series 2006-115 Class EI
12/25/36	6.485%	20,533,250	3,315,709
CMO IO Series 2006-5 Class N1
08/25/34	2.065%	22,227,621	1,141,459
CMO IO Series 2006-5 Class N2
02/25/35	2.042%	84,163,091	5,640,796
CMO IO Series 2007-5 Class SC
02/25/37	5.955%	1,720,587	254,167
CMO IO Series 2007-54 Class DI
06/25/37	5.945%	26,550,880	4,991,658
CMO IO Series 2012-51 Class SA
05/25/42	6.345%	22,393,799	5,448,380
CMO IO Series 2012-80 Class DS
06/25/39	6.495%	12,336,397	3,008,956
CMO IO Series 2012-87 Class SQ
08/25/42	6.145%	8,011,640	2,097,075
CMO IO Series 2012-97 Class SB
09/25/42	5.845%	12,861,248	2,712,674
CMO IO Series 2013-13 Class SA
03/25/43	5.995%	24,426,292	5,824,916
Federal National Mortgage Association (c)
05/01/27	2.500%	23,206,864	23,413,716
02/01/27-12/01/42	3.000%	65,996,141	67,014,879

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
10/01/14	3.380%	$2,338,391	$2,344,519
03/01/42-12/01/42	3.500%	79,392,801	80,675,555
11/01/40-11/01/42	4.000%	77,774,349	81,698,480
06/01/25-09/01/41	4.500%	156,237,041	168,699,720
02/01/18-09/01/41	5.000%	88,238,267	97,342,011
03/01/23-04/01/41	5.500%	40,998,643	45,654,638
03/01/17-09/01/38	6.000%	13,061,870	14,605,247
08/01/16-10/01/37	6.500%	14,772,817	16,633,601
12/01/28-01/01/33	7.000%	3,526,943	4,020,482
01/01/17-09/01/28	7.500%	335,377	379,144
11/01/15-04/01/25	8.000%	186,781	204,518
11/01/37	8.500%	48,432	55,678
10/01/31	9.500%	89,877	97,012
Federal National Mortgage Association (c)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	158,670	47,302
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	51,709,915	9,630,491
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	16,437,608	2,879,325
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	12,366,565	2,502,713
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	9,755,418	1,696,751
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	35,236,235	6,814,832
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	8,506,688	1,487,841
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	21,758,821	3,404,770
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,630,762	2,175,274
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	7,116,374	1,491,898
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	23,282,570	4,936,994
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	13,128,487	2,485,198
Federal National Mortgage Association (c)(e)
03/18/29-03/13/44	3.000%	104,000,000	102,553,125
03/18/29-03/13/44	3.500%	83,750,000	86,975,703
03/13/44	4.000%	138,000,000	144,641,250
03/13/44	4.500%	66,000,000	70,877,809
Federal National Mortgage Association (c)(f)
08/01/38	5.500%	6,569,372	7,270,135
Government National Mortgage Association (b)(c)(d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
CMO IO Series 2004-32 Class HS
05/16/34	6.446%	$3,724,375	$725,408
CMO IO Series 2012-148 Class SA
12/20/42	6.496%	13,407,916	3,624,815
CMO IO Series 2012-48 Class SA
04/16/42	6.496%	20,915,465	4,130,712
Government National Mortgage Association (c)
09/15/33-08/20/40	5.000%	35,375,212	39,182,688
12/15/32-11/20/41	6.000%	16,416,055	18,617,848
12/15/31-02/15/32	6.500%	263,615	301,850
03/15/30	7.000%	40,033	40,651
11/15/14	8.000%	449	450
Government National Mortgage Association (c)(d)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	14,873,986	2,805,058
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	19,685,817	2,726,155
Government National Mortgage Association (c)(e)
03/20/44	4.000%	8,000,000	8,483,750
Vendee Mortgage Trust (b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.375%	2,757,682	21,589
CMO IO Series 1998-3 Class IO
03/15/29	0.188%	3,345,718	9,789
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,555,390,531)			$1,564,872,850

Residential Mortgage-Backed Securities - Non-Agency 16.1%
ASG Resecuritization Trust (b)(c)(g)
CMO Series 2013-2 Class 1A60
12/28/35	2.407%	6,405,496	6,343,547
CMO Series 2013-2 Class 2A70
11/28/35	2.403%	3,741,683	3,665,863
American General Mortgage Loan Trust (b)(c)(g)
CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,383,820
CMO Series 2010-1A Class A4
03/25/58	5.650%	8,000,000	8,228,136
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (c)(g)(h)
05/25/47	4.000%	14,018,232	14,355,567
BCAP LLC Trust (b)(c)(g)
07/26/37	2.262%	13,548,752	13,200,020
03/26/37	3.871%	12,281,820	12,306,924
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	5,763,000	5,957,034
CMO Series 2013-RR4 Class 2A1
05/26/47	3.023%	3,981,279	4,023,059
Series 2012-RR10 Class 2A1
09/26/36	2.621%	9,039,037	9,181,402
Series 2013-RR1 Class 10A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/26/36	3.000%	$11,204,627	$11,283,239
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (c)(g)
08/27/37	6.000%	2,007,154	2,115,185
Baron Capital Enterprises, Inc. (b)(c)(g)
07/26/36	2.611%	6,689,351	6,780,453
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (b)(c)(g)
01/28/33	2.981%	3,680,681	3,660,805
Castle Peak Loan Trust (b)(c)(g)
CMO Series 2012-1A Class A2
05/25/52	7.427%	17,200,000	16,856,000
Castle Peak Loan Trust (c)(g)
CMO Series 2012-1A Class A1
05/25/52	5.000%	2,595,729	2,595,729
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2009-10 Class 1A2
09/25/33	2.420%	1,191,958	1,078,820
CMO Series 2009-11 Class 1A2
02/25/37	2.705%	710,201	625,449
CMO Series 2009-9 Class 1A3
04/25/34	4.189%	2,489,441	2,300,594
CMO Series 2010-7 Class 3A4
12/25/35	6.264%	3,000,000	3,019,815
CMO Series 2013-5 Class 3A1
08/25/37	2.721%	9,903,988	10,054,806
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	4,583,887	4,503,594
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	5,250,000	5,256,563
CMO Series 2014-A Class B2
01/01/35	5.439%	3,000,000	3,106,800
Citigroup Mortgage Loan Trust, Inc. (c)(g)
CMO Series 2009-4 Class 10A2
02/25/36	5.500%	146,816	145,949
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	8,026,847	8,179,930
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2002-31 Class A1 (c)
01/25/33	5.750%	1,270,767	1,306,645
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	5.934%	2,622,869	2,640,431
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
CMO Series 2013-2R Class 1A5
05/27/36	4.490%	5,818,000	5,755,968
Series 2012-11 Class 3A2
06/29/47	1.155%	9,499,870	8,912,075
Credit Suisse Mortgage Capital Certificates (c)(g)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	2,928,413	3,023,297
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	5,000,000	5,030,480
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	5,000,000	5,087,165
Credit Suisse Mortgage Capital Certificates (c)(g)(h)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
02/15/44	5.628%	$3,250,000	$3,329,950
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	576,128	582,903
GCAT Series 2013-RP1 Class A1 (b)(c)(g)
06/25/18	3.500%	4,745,127	4,652,867
Jefferies & Co., Inc. CMO Series 2010-R4 Class 2A2 (c)(g)
10/26/35	5.500%	2,484,651	2,542,465
Morgan Stanley Re-Remic Trust (b)(c)(g)
CMO Series 2010-R6 Class 1A
02/26/37	2.610%	11,531,176	11,805,898
Series 2013-R8 Class 1B
09/26/36	2.611%	5,027,535	4,435,040
NRPL Trust Series 2013-1A Class A (b)(c)(g)
08/25/57	4.000%	14,688,872	14,615,428
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(c)(g)
05/28/52	3.422%	2,081,560	2,075,255
RBSSP Resecuritization Trust (b)(c)(g)
CMO Series 2009-12 Class 9A1
03/25/36	2.566%	2,791,731	2,762,619
CMO Series 2010-9 Class 5A1
10/26/35	2.430%	4,783,949	4,864,214
CMO Series 2012-1 Class 5A2
12/27/35	5.240%	5,534,879	5,302,641
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	7,064,805	7,262,399
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1 (b)(c)(g)
07/25/43	3.750%	4,499,333	4,401,441
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (b)(c)(g)
11/25/53	3.960%	4,811,083	4,805,774
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $272,297,997)			$276,404,058

Commercial Mortgage-Backed Securities - Agency 12.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K714 Class A2 (b)(c)
10/25/20	3.034%	13,700,000	14,221,319
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K036 Class A2 (b)(c)
10/25/23	3.527%	10,980,000	11,294,030
Federal Home Loan Mortgage Corp. (b)(c)
Multifamily Structured Pass-Through Certificates

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series K029 Class A2
02/25/23	3.320%	$6,776,000	$6,901,424
Series K030 Class A2
04/25/23	3.250%	18,500,000	18,727,495
Series K031 Class A2
04/25/23	3.300%	3,100,000	3,155,703
Series K032 Class A2
05/15/23	3.310%	46,600,000	47,391,357
Series K035 Class A2
08/25/23	3.458%	25,000,000	25,592,275
Federal National Mortgage Association (b)(c)
Series 2013-M14 Class A2
10/25/23	3.329%	9,000,000	9,031,545
Federal National Mortgage Association (c)
10/01/19	4.430%	4,717,959	5,199,460
10/01/19	4.420%	4,155,589	4,577,876
01/01/20	4.570%	1,062,070	1,177,903
01/01/20	4.600%	1,748,161	1,941,115
05/01/24	5.030%	3,418,500	3,741,048
04/01/23	2.505%	36,142,490	35,085,410
03/01/23	2.420%	24,754,110	23,851,334
Total Commercial Mortgage-Backed Securities - Agency (Cost: $205,535,054)			$211,889,294

Commercial Mortgage-Backed Securities - Non-Agency 2.5%
Banc of America Re-Remic Trust Series 2013-DSNY Class F (b)(c)(g)
09/15/26	3.655%	6,928,000	6,925,437
Commercial Mortgage Trust Series 2013-RIA4 Class A1 (b)(c)(g)
11/27/28	3.250%	4,180,160	4,196,442
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)(c)
08/10/45	5.806%	9,700,000	10,158,441
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(c)(d)
12/15/30	1.067%	349,660	8,559
Motel 6 Trust Series 2012-MTL6 Class A1 (c)(g)
10/05/25	1.500%	6,343,217	6,312,890
ORES NPL LLC Series 2013-LV2 Class A (c)(g)
09/25/25	3.081%	4,078,923	4,080,387
RIAL (c)(g)
06/20/28	2.500%	3,156,619	3,156,619
SMA 1 LLC Series 2012-LV1 Class A (c)(g)
08/20/25	3.500%	2,708,340	2,712,118

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
VFC LLC Series 2013-1 Class A (c)(g)
03/20/26	3.130%	$4,450,693	$4,496,321
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $42,088,835)			$42,047,214

Asset-Backed Securities - Non-Agency 3.3%
Carlyle Global Market Strategies Series 2013-1A Class B (b)(g)
02/14/25	3.336%	6,300,000	6,305,916
Castle Peak Loan Trust CMO Series 2011-1 Class 1A (g)
06/25/49	7.125%	560,735	560,735
Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2 (g)
04/05/21	4.103%	26,337,967	25,942,898
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(g)
04/26/37	0.615%	231,353	230,389
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (b)
10/25/35	0.406%	95,616	94,848
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (b)(g)
07/06/38	2.665%	7,209,658	7,094,736
Nomad CLO Ltd. Series 2013-1A Class B (b)(g)
01/15/25	3.189%	10,000,000	9,880,530
RAAC Series Series 2006-RP2 Class A (b)(g)
02/25/37	0.406%	5,002,488	4,832,218
SpringCastle America Funding LLC Series 2013-1A Class A (g)
04/03/21	3.750%	1,993,939	2,006,185
Total Asset-Backed Securities - Non-Agency (Cost: $56,865,579)			$56,948,455

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.4%
Put - OTC 2-Year Interest Rate Swap (i)	92,000,000	2.10%	11/28/2014	54,556
Put - OTC 2-Year Interest Rate Swap (i)	100,000,000	2.50%	01/26/2015	71,090
Put - OTC 3-Year Interest Rate Swap (i)	200,000,000	1.75%	02/11/2015	1,312,800
Put - OTC 3-Year Interest Rate Swap (i)	150,000,000	2.25%	03/06/2015	615,465

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
Put - OTC 3-Year Interest Rate Swap (i)	500,000,000	2.25%	11/02/2015	$6,247,900
Put - OTC 5-Year Interest Rate Swap (i)	478,000,000	2.00%	03/17/2014	14,722
Put - OTC 5-Year Interest Rate Swap (i)	477,000,000	2.00%	03/17/2014	14,692
Put - OTC 5-Year Interest Rate Swap (i)	240,000,000	1.85%	06/02/2014	2,201,880
Put - OTC 5-Year Interest Rate Swap (i)	100,000,000	3.00%	05/17/2017	4,441,420
Put - OTC 5-Year Interest Rate Swap (i)	150,000,000	2.75%	05/31/2017	7,816,665
Put - OTC 5-Year Interest Rate Swap (i)	50,000,000	4.00%	08/17/2017	1,300,895
Total Options Purchased Puts (Cost: $26,303,650)				$24,092,085

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 2.3%
Tri-Party TD Securities dated 02/28/14, matures 03/03/14, repurchase price $40,000,200 (collateralized by U.S. Treasury and/or Agency securities - total market value of $40,800,014)
03/03/14	0.060%	40,000,000	$40,000,000
Total Repurchase Agreements (Cost: $40,000,000)			$40,000,000

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.098% (j)(k)	25,343,764	25,343,764
Total Money Market Funds (Cost: $25,343,764)		$25,343,764
Total Investments
(Cost: $2,223,825,410) (l)		$2,241,597,720(m)
Other Assets & Liabilities, Net		(522,697,605)
Net Assets		$1,718,900,115

Investments in Derivatives
Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $4,888,539 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	1,065	USD	234,166,875	06/2014	—	(1,598)
US 5YR NOTE	(750)	USD	(89,894,535)	06/2014	14,008	—
US 10YR NOTE	706	USD	87,919,063	06/2014	182,691	—
Total					196,699	(1,598)

Open Options Contracts Written at February 28, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
OTC 5-Year Interest Rate Swap (n)	Call	233,500,000	1.65	7,888,063	04/2014	885,315
OTC 10-Year Interest Rate Swap (n)	Put	463,750,000	3.10	707,219	03/2014	119,787
OTC 10-Year Interest Rate Swap (n)	Put	232,000,000	3.00	417,600	03/2014	284,316
OTC 10-Year Interest Rate Swap (n)	Put	464,250,000	3.10	1,160,625	04/2014	1,192,565
OTC 30-Year Interest Rate Swap (n)	Call	141,000,000	3.65	1,702,575	04/2014	2,954,232
Total						5,436,215

Total Return Swap Contracts Outstanding at February 28, 2014

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Citibank	Total return based on the Markit IOS FN30.350.10 Index	Floating rate based on 1-month USD LIBOR	1/12/2041	USD	5,487,296	—	(674)

Notes to Portfolio of Investments

(a)                                     Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2014:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
03/13/2044 5.000%	30,000,000	03/13/14	32,789,063	32,845,314

(b)                                     Variable rate security.

(c)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)                                     Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(f)                                       This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $360,607,900 or 20.98% of net assets.

(h)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $17,685,517, which represents 1.03% of net assets.

(i)                                        Purchased swaption contracts outstanding at February 28, 2014:

At February 28, 2014, securities and cash totaling $20,403,500 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	11/2/2016	92,000,000	1,205,200	54,556
Put - OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.500	1/28/2017	100,000,000	657,500	71,090
Put - OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	2/13/2018	200,000,000	1,485,000	1,312,800
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	3/10/2018	150,000,000	2,321,250	615,465
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/4/2018	500,000,000	4,745,000	6,247,900
Put - OTC 5-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	2.000	3/19/2019	478,000,000	2,091,250	14,722
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.000	3/19/2019	477,000,000	1,717,200	14,692
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	1.850	6/4/2019	240,000,000	2,574,000	2,201,880
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	5/17/2022	100,000,000	3,516,000	4,441,420
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	6/2/2022	150,000,000	4,890,000	7,816,665
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	8/21/2022	50,000,000	1,101,250	1,300,895
Total							26,303,650	24,092,085

(j)                                        The rate shown is the seven-day current annualized yield at February 28, 2014.

(k)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,704,680	612,900,997	(601,261,913)	25,343,764	11,001	25,343,764

(l)                                        At February 28, 2014, the cost of securities for federal income tax purposes was approximately $2,223,825,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,297,000
Unrealized Depreciation	(29,524,000)
Net Unrealized Appreciation	$17,773,000

(m)                 Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(n)                   Written swaption contracts outstanding at February 28, 2014:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.650	5/1/2019	(233,500,000)	(788,062)	(885,315)
Put - OTC 10-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Pay	3.100	3/24/2024	(463,750,000)	(707,219)	(119,787)
Put - OTC 10-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Pay	3.000	3/28/2024	(232,000,000)	(417,600)	(284,316)
Put - OTC 10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Pay	3.100	4/30/2024	(464,250,000)	(1,160,625)	(1,192,565)
Call - OTC 30-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	3.650	4/16/2044	(141,000,000)	(1,702,575)	(2,954,232)
Total							(4,776,081)	(5,436,215)

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,564,872,850	—	1,564,872,850
Residential Mortgage-Backed Securities - Non-Agency	—	192,017,703	84,386,355	276,404,058
Commercial Mortgage-Backed Securities - Agency	—	211,889,294	—	211,889,294
Commercial Mortgage-Backed Securities - Non-Agency	—	38,890,595	3,156,619	42,047,214
Asset-Backed Securities - Non-Agency	—	23,350,086	33,598,369	56,948,455
Total Bonds	—	2,031,020,528	121,141,343	2,152,161,871
Other
Options Purchased Puts	—	24,092,085	—	24,092,085
Total Other	—	24,092,085	—	24,092,085
Short-Term Securities
Repurchase Agreements	—	40,000,000	—	40,000,000
Total Short-Term Securities	—	40,000,000	—	40,000,000
Mutual Funds
Money Market Funds	25,343,764	—	—	25,343,764
Total Mutual Funds	25,343,764	—	—	25,343,764
Investments in Securities	25,343,764	2,095,112,613	121,141,343	2,241,597,720
Forward Sale Commitments Liability	—	(32,845,314)	—	(32,845,314)
Derivatives
Assets
Futures Contracts	196,699	—	—	196,699
Liabilities
Futures Contracts	(1,598)	—	—	(1,598)
Options Contracts Written	—	(5,436,215)	—	(5,436,215)
Swap Contracts	—	(674)	—	(674)
Total	25,538,865	2,056,830,410	121,141,343	2,203,510,618

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of May 31, 2013	2,553,980	179,575,183	6,000,000	21,000,966	209,130,129
Accrued discounts/premiums	—	(24,144)	—	10,325	(13,819)
Realized gain (loss)	—	109,065	—	78,201	187,266
Change in unrealized appreciation (depreciation)(a)	—	179,640	—	54,995	234,635
Sales	—	(55,441,879)	(2,843,381)	(7,177,831)	(65,463,091)
Purchases	—	(141,342)	—	36,022,152	35,880,810
Transfers into Level 3	—	3,329,950	—	—	3,329,950
Transfers out of Level 3	(2,553,980)	(43,200,118)	—	(16,390,439)	(62,144,537)
Balance as of February 28, 2014	—	84,386,355	3,156,619	33,598,369	121,141,343

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2014 was $384,622, which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $329,627 and Asset-Backed Securities - Non-Agency of $54,995.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2014